                      SUPPLEMENT DATED JANUARY 1, 2002 TO
                        PROSPECTUS DATED JANUARY 1, 2002


                           CALAMOS(R) FAMILY OF FUNDS


                              INSTITUTIONAL SHARES

                     MINIMUM INITIAL INVESTMENT: $5 MILLION

                          ___________________________


This supplement together with the prospectus offers Class I shares ("Institutional Shares") of each of Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund, Convertible Technology Fund and Calamos Mid Cap Value Fund. Each of those Funds also currently offers three other classes of shares, Class A, Class B and Class C, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares.

Institutional Shares of each Fund are offered without any sales charge and are not subject to any 12b-1 charges. As a result of the relatively lower expenses for Institutional Shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will typically be higher for Institutional Shares than for Class A, Class B or Class C shares.

All classes of shares of a Fund represent interests in the same portfolio of investments of the Fund. The minimum initial investment required to purchase Institutional Shares is $5 million. However, Class I shares are available for purchase without a minimum initial investment by tax-qualified employee benefit plans sponsored by Calamos Asset Management, Inc. or Calamos Financial Services, Inc. for their employees. In addition, a Fund may waive the minimum initial investment. Shares are redeemable at net asset value, which may be more or less than original cost.

The following information supplements the indicated sections of the prospectus.


PAST PERFORMANCE

The charts and tables in the accompanying prospectus provide some indication of the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year and how the Funds' average annual total returns compare with those of a broad measure of market performance. Of course, past performance does not predict how a Fund will perform in the future. Additional financial information for those Funds which currently have Class I shares outstanding is set forth below, except that performance information has not been presented for the Market Neutral Fund, High Yield Fund and Mid Cap Value Fund since the Class I shares have not been in existence in those Funds for a full calendar year as of December 31, 2000. Please see the prospectus for bar charts that depict calendar year performance for each Fund.

Average Annual Total Returns - Class I shares

For periods ended
December 31, 2000                 One Year                Since Class Inception*
-----------------                 --------                ----------------------
Calamos Convertible Fund              7.46%                         17.27%
Value Line Convertible Index/\      -10.30%                           ---

----------
*  Inception date for Class I shares is 6/25/97.
/\ The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.

For periods ended
December 31, 2000                                    One Year          Since Class Inception*
-----------------                                    --------          ----------------------
Calamos Convertible Growth and Income Fund                7.23%             22.99%
Value Line Convertible Index/\                          -10.30%               ---

----------
* Inception date for Class I shares is 9/18/97.
/\The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the convertible securities market. The index includes 585 convertible bonds and preferred stocks. Selection is based on issue size and trading statistics. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.



For periods ended
December 31, 2000                        One Year          Since Class Inception*
-----------------                        --------          ----------------------
Calamos Growth Fund                         29.95%             35.32%
Standard & Poor's 500 Index/\               -9.19%               ---

----------
* Inception date for Class I shares is 9/18/97.
/\The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.



For periods ended
December 31, 2000                                    One Year          Since Class Inception*
-----------------                                    --------          ----------------------
Calamos Global Convertible Fund                        -5.60%                   14.59%
Morgan Stanley Capital Intentional World Index/\       -5.86%                     ---

----------
* Inception date for Class I shares is 9/18/97.
/\The Morgan Stanley Capital International World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,460 securities listed on stock exchanges around the world. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.


EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Class I shares of the Funds.


         SHAREHOLDER FEES                         CONVERTIBLE  MARKET                  GLOBAL                CONVERTIBLE    MID CAP
  (FEES PAID DIRECTLY FROM YOUR       CONVERTIBLE  GROWTH AND  NEUTRAL   GROWTH     CONVERTIBLE  HIGH YIELD  TECHNOLOGY      VALUE
           INVESTMENT)                  FUND      INCOME FUND   FUND      FUND          FUND        FUND         FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on           None         None      None        None        None        None        None        None
purchases (as a percentage of
offering price)......................

Maximum sales charge (load) on           None         None      None        None        None        None        None        None
reinvested dividends/distributions...

Maximum deferred sales charge            None         None      None        None        None        None        None        None
(load) (as a percentage of
redemption proceeds..................

Redemption fee (a)...................    None         None      None        None        None        None        None        None

Exchange fee.........................    None         None      None        None        None        None        None        None


  ANNUAL FUND OPERATING EXPENSES               CONVERTIBLE    MARKET                   GLOBAL                CONVERTIBLE   MID CAP
   (EXPENSES DEDUCTED FROM FUND    CONVERTIBLE  GROWTH AND    NEUTRAL   GROWTH      CONVERTIBLE     HIGH     TECHNOLOGY     VALUE
             ASSETS)                  FUND     INCOME FUND     FUND      FUND           FUND     YIELD FUND     FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Management Fees...................    .75%         .75%        .75%        1.00%       1.00%        .75%        1.00%       1.00

Distribution (12b-1) Fees.........    None         None        None        None         None        None        None        None

Other Expenses....................    .20%         .38%        .52%        .22% (d)    1.60%       11.35%(c)   10.50%(c)   10.50(c)

Total Annual Operating Expenses
(b)...............................    .95%        1.13%       1.27%       1.22%        2.60%       12.10%      11.50%      11.50

Fee Waiver and/or Expense
Reimbursement.....................     ---         ---          ---         ---        1.10%       10.60%      10.00%      10.00

Net Expenses......................    .95%        1.13%       1.27%       1.22%        1.50%        1.50%       1.50%       1.50%

----------
(a) A service charge of $15 is deducted from proceeds of redemptions paid by wire.


(b) Calamos Asset Management, Inc. (CAM) has voluntarily undertaken to limit the annual ordinary operating expenses of Institutional Shares of each Fund, as a percentage of the average net assets of the class, to 1.50%. Pursuant to a written agreement, the fee waiver and/or reimbursement is binding on CAM through August 31, 2002 for all Funds except Mid Cap Value Fund, which is binding on CAM through August 31, 2003.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year for the High Yield Fund, Convertible Technology Fund and Mid Cap Value Fund because no Class I shares were issued as of each Fund's fiscal year end.

(d) Excludes costs (or expenses) associated with additional distributions which were reimbursed by CAM equivalent to .64% of average net assets.


EXAMPLES: These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

These examples show an investment made and held for one year, three years, five years and ten years, except for High Yield Fund, Convertible Technology Fund and Mid Cap Value Fund, which show one year and three years only. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    One              Three            Five               Ten
                                                   Year              Years            Years             Years
                                                   ----              -----            -----             -----
      Convertible Fund                            $  97            $   303           $   525            $1,166
      Convertible Growth and Income Fund           $115            $   359           $   622            $1,375
      Market Neutral Fund                          $129            $   403           $   697            $1,534
      Growth Fund                                  $124            $   387           $   670            $1,477
      Global Convertible Fund                      $153            $   704           $ 1,282            $2,853
      High Yield Fund                              $153            $ 2,483             ---                ---
      Convertible Technology Fund                  $153            $ 2,381             ---                ---
      Mid Cap Value Fund                           $153            $ 2,381             ---                ---

FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand the Funds' financial performance for the period shown below. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) if all distributions had been reinvested. This information, except for the six months ended September 30, 2001, has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request. No financial information is presented for Institutional Shares of the High Yield Fund and Convertible Technology Fund since no Institutional Shares had been issued as of each Fund's fiscal year end and no financial information is presented for Institutional Shares of Mid Cap Value Fund because it had not commenced operations as of the date of this supplement.


CONVERTIBLE FUND

                                                          Six Months
                                                             Ended
                                                           Sept. 30,
                                                             2001      Year Ended        Year Ended        Year Ended      6/25/97 -
                                                          (unaudited)   3/31/01            3/31/00           3/31/99       3/31/98
                                                          -----------   -------            -------           -------        -------
Net asset value, beginning of period                          18.44     $ 22.82            $17.21            $17.47         $15.88

Income from investment operations:
   Net investment income                                       0.31         .59               .55               .50            .37
   Net realized and unrealized gain (loss) on investments     (1.26)      (1.12)             5.98               .09           2.49
                                                             ------      ------              ----               ---           ----
     Total from investment operations                         (0.95)       (.53)             6.53               .59           2.86

Capital contribution from Advisor                               ---         .00**             ---               ---            ---
Less distributions:
   Dividends from net investment income                       (0.28)       (.67)             (.55)             (.47)          (.54)
   Dividends from net realized gains                            ---       (3.18)             (.37)             (.38)          (.63)
   Distributions paid from capital                              ---         ---               ---               ---           (.10)
   Distributions from capital contribution                      ---        (.00)**            ---               ---           ----
                                                             ------     -------              ----               ---           ----
     Total distributions                                      (0.28)      (3.85)             (.92)             (.85)         (1.27)

Net assets value, end of period                             $ 17.21     $ 18.44            $22.82            $17.21        $ 17.47

Total return (a) (b)                                          (5.2%)       (3.1%)            38.8%              3.7%          18.8%

Ratios and supplemental data:
   Net assets, end of period (000)                          $28,893     $30,069           $37,827           $34,725        $35,951
   Ratio of expenses to average net assets                     1.0%*         .9%               .9%               .9%            .9%*
   Ratio of net investment income to average net assets        3.1%*        2.8%              2.8%              3.1%           2.9%*




                                              Six Months
                                                Ended
                                              Sept. 30,                      Year Ended March 31,
                                                2001        --------------------------------------------------------
                                             (unaudited)    2001             2000               1999            1998
                                             -----------    ----             ----               ----            ----
Portfolio turnover rate                           32.7%*    92.6%            90.9%              78.2%           76.0%

----------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -3.1% (unchanged) for Class I shares.
*    Annualized
**   Amounts are less than $.01 per share.

CONVERTIBLE GROWTH AND INCOME FUND

                                                            Six Months
                                                              Ended
                                                             9/30/01      Year Ended    Year Ended      Year Ended         9/18/97 -
                                                           (unaudited)     3/31/01       3/31/00          3/31/99          3/31/98
                                                             -------       -------       -------          -------          -------

Net asset value, beginning of period                          $22.87        $28.44        $18.30           $18.61          $17.96

Income from investment operations:
   Net investment income                                         .32           .73           .51              .54             .22
   Net realized and unrealized gain (loss) on investments      (1.00)        (2.32)        10.38              .75            2.14
                                                              ------        ------         -----              ---            ----
     Total from investment operations                           (.68)        (1.59)        10.89             1.29            2.36

Capital Contribution from Advisor                                ---           .00**         ---              ---             ---
Less distributions:
   Dividends from net investment income                         (.30)         (.76)         (.47)            (.43)           (.38)
   Dividends from net realized gains                             ---         (3.22)         (.28)           (1.17)          (1.33)
   Distributions from capital contributions                      ---          (.00)**        ---              ---             ---
                                                              -------       -------          ---              ---             ---
     Total distributions                                        (.30)        (3.98)         (.75)           (1.60)          (1.71)

Net assets value, end of period                               $21.89        $22.87        $28.44           $18.30         $ 18.61

Total return (a) (b)                                            (3.0%)        (6.6%)        60.5%             7.5%           14.4%

Ratios and supplemental data:
   Net assets, end of period (000)                            $2,642        $2,719        $3,171           $1,976          $1,838
   Ratio of expenses to average net assets                       1.1%          1.1%          1.2%             1.3%            1.5%*
   Ratio of net investment income to average net assets          2.7%          2.8%          2.3%             2.9%            2.4%*




                                                    Six Months
                                                      Ended
                                                    Sept. 30,                  Year Ended March 31,
                                                   ------------  ------------------------------------------------
                                                       2001
                                                   (unaudited)   2001         2000            1999           1998
                                                       ----      ----         ----            ----           ----
Portfolio turnover rate                              58.8%*      81.6%        116.5%          87.5%          115.5%

----------
(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -6.6% (unchanged) for Class I shares.
*    Annualized
**   Amounts are less than $.01 per share.

MARKET NEUTRAL FUND

                                                                Six Months
                                                                  Ended
                                                                 Sept. 30,
                                                                   2001       5/10/00 -
                                                               (unaudited)    3/31/01
                                                               -----------    -------
Net asset value, beginning of period                              $ 13.25     $ 12.97

Income from investment operations:
   Net investment income                                             0.26         .58
   Net realized and unrealized gain (loss) on investments            0.05         .58
                                                                       --          --
     Total from investment operations                                0.31        1.16

Less distributions:
   Dividends from net investment income                                --        (.59)
   Dividends from net realized gains                                (0.21)       (.29)
                                                                    -----       -----
     Total distributions                                            (0.21)       (.88)

Net assets value, end of period                                    $13.35      $13.25

Total return (a)(c)                                                   2.3%        9.1%

Ratios and supplemental data:
   Net assets, end of period (000)                                $21,268     $20,665
   Ratio of expenses to average net assets (b)                        1.0%*       1.3%*
   Ratio of net investment income to average net assets               3.9%*       5.3%*



                                                 Six Months
                                                 ----------
                                                   Ended
                                                 ----------       Year Ended
                                                  Sept. 30,       ----------
                                                 (unaudited)      March 31,
                                                 ----------       ---------
                                                    2001            2001
                                                    ----            ----
Portfolio turnover rate                            391.4%           264.9%

----------
(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Includes 0.1% related to dividend expense on short positions.
(c) In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been 9.1% (unchanged) for Class I shares.
*Annualized

GROWTH FUND

                                                         Six Months
                                                            Ended
                                                           9/30/01     Year Ended       Year Ended       Year Ended         9/18/97
                                                         (unaudited)     3/31/01          3/31/00          3/31/99         - 3/31/98
                                                           -------       -------          -------          -------           -------
Net asset value, beginning of period                       $38.83        $48.73          $23.71           $20.12           $24.32

Income from investment operations:
   Net investment income                                     (.10)         (.18)**         (.39)            (.21)            (.11)
   Net realized and unrealized gain (loss) on investments   (3.73)        (6.10)          28.54             3.80             1.07
                                                           ------        ------           -----             ----             ----

     Total from investment operations                       (3.83)        (6.28)          28.15             3.59              .96

Capital contribution from Advisor                             ---          1.04             ---              ---              ---
Less distributions:
   Dividends from net realized gains                          ---         (3.62)          (3.13)             ---            (4.98)
   Dividends paid from capital                                ---           ---             ---              ---             (.18)
   Distributions from capital contribution                    ---         (1.04)            ---              ---              ---
                                                           ------        ------             ---              ---              ---
     Total distributions                                      ---         (4.66)          (3.13)             ---            (5.16)

Net asset value, end of period                             $35.00        $38.83          $48.73           $23.71           $20.12

Total return (a) (c)                                         (9.9%)       (11.6%)         123.9%            17.8%             6.4%

Ratios and supplemental data:
   Net assets, end of period (000)                         $6,538        $7,053          $4,011           $1,792           $1,508
   Ratio of expenses to average net assets (b)(d)             1.2%*         1.2%            1.5%             1.5%             1.5%*
   Ratio of net investment income to average net assets       (.6%)*        (.4%)         (1.2)%            (1.1)%           (1.1)%*





                                             Six Months
                                               Ended
                                             Sept. 30,                    Year Ended March 31,
                                            --------------------------------------------------------------------
                                               2001
                                            (unaudited)  2001             2000              1999            1998
                                               ----      ----             ----              ----            ----
Portfolio turnover rate                       85.3%*     90.9%            175.3%            184.3%          206.1%

----------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of normal operating expenses by the Advisor equivalent to 0.0%, 0.4%, 0.3%, and 0.3%* of the average net assets, respectively for Class I shares.
(c) In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -13.9% for Class I shares.
(d) After the reimbursement of expenses associated with additional distribution in 2001 equivalent to .64% of average net assets for Class I shares.
*    Annualized
** Net investment income (loss) allocated based on average shares outstanding method.

GLOBAL CONVERTIBLE FUND


                                                          Six Months
                                                             Ended
                                                            9/30/01     Year Ended    Year Ended    Year Ended    9/18/97 -
                                                          (unaudited)    3/31/01       3/31/00       3/31/99      3/31/98
                                                          -----------    -------       -------       -------      ---------
Net asset value, beginning of period                         $7.09        $9.24         $6.63         $6.56        $ 6.18

Income from investment operations:
   Net investment income                                       .09          .19           .08           .03           .07
   Net realized and unrealized gain (loss) on investments     (.53)       (1.13)         2.72           .31           .58
                                                             -----        ------         ----           ---           ---

     Total from investment operations                         (.44)        (.94)         2.80           .34           .65

Capital contribution from Advisor                               --          .01          ----           ---           ---
Less distributions:
   Dividends from net investment income                       (.09)        (.50)         (.05)         (.14)         (.17)
   Dividends from net realized gains                            --         (.71)         (.14)         (.13)         (.10)
   Distributions from capital contribution                      --         (.01)          ---           ---           ---
                                                             -----         -----          ---           ---           ---
     Total distributions                                      (.09)       (1.22)         (.19)         (.27)         (.27)

Net assets value, end of period                              $6.56        $7.09         $9.24         $6.63        $ 6.56

Total return (a) (c)                                          (6.3%)      (10.9%)        42.5%          5.6%         10.9%

Ratios and supplemental data:
   Net assets, end of period (000)                           $ 585         $621          $689          $484        $  458
   Ratio of expenses to average net assets (b)                 1.5%*        1.5%          1.5%          1.5%          1.5%*
   Ratio of net investment income to average net assets(b)     2.5%*        2.0%          1.0%          1.8%          1.9%*



                                                                                      Year Ended March 31,
                                                                             --------------------------------------
                                                              Six Months
                                                                Ended
                                                              Sept. 30,
                                                             -----------
                                                                 2001
                                                             (unaudited)      2001        2000        1999       1998
                                                             -----------      ----        ----        ----       ----
Portfolio turnover rate                                         91.3%*       111.4%       84.6%      106.3%      64.8%

----------
(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of normal operating expenses by the Advisor equivalent to 1.1%, 0.9%, 0.9%, and 1.2%* of the average net assets, respectively for Class I shares.
(c) In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -11.0% for Class I shares.
*    Annualized

SPECIAL FEATURES OF INSTITUTIONAL SHARES

OFFERING PRICE

Institutional Shares of each Fund are sold without any sales charge. When placing an order, you must specify that your order is for Institutional Shares.

PURCHASES BY EXCHANGE

No sales charge is imposed on purchases of Institutional Shares by exchange of Institutional Shares from another Calamos Fund or by exchange of Cash Account Shares, provided the aggregate value of your Institutional Shares of all Funds is at least $5 million; unless the $5 million minimum does not apply, as discussed above. Exchanges are subject to the limitations set forth in the prospectus under "Transaction Information."

REDEMPTION OF SHARES

Each Fund reserves the right upon 30 days' written notice to involuntarily redeem, at net asset value, the shares of any shareholder whose Institutional Class Shares of all Funds have an aggregate value of less than $5 million, unless the reduction in value to less than $5 million was the result of market fluctuation. For further information on the redemption of shares, please refer to the information in the prospectus under "How Can I Sell Shares?"


                     [PHOTO] [PHOTO]
                             [PHOTO]

                            CALAMOS FAMILY OF FUNDS

                           PROSPECTUS JANUARY 1, 2002

               Calamos Convertible Fund
               Calamos Convertible Growth and Income Fund
               Calamos Market Neutral Fund
               Calamos Growth Fund
               Calamos Global Convertible Fund
               Calamos High Yield Fund
               Calamos Convertible Technology Fund
               Calamos Mid Cap Value Fund

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(TM)

  The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this
  prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                             PAGE
THE FUNDS                                                       3
-----------------------------------------------------------------
CONVERTIBLE FUND                                                4
-----------------------------------------------------------------
CONVERTIBLE GROWTH AND INCOME FUND                             12
-----------------------------------------------------------------
MARKET NEUTRAL FUND                                            20
-----------------------------------------------------------------
GROWTH FUND                                                    28
-----------------------------------------------------------------
GLOBAL CONVERTIBLE FUND                                        34
-----------------------------------------------------------------
HIGH YIELD FUND                                                42
-----------------------------------------------------------------
CONVERTIBLE TECHNOLOGY FUND                                    50
-----------------------------------------------------------------
MID CAP VALUE FUND                                             57
-----------------------------------------------------------------
FUND FACTS
-----------------------------------------------------------------
Who Manages the Funds?......................................   61
How Can I Buy Shares?.......................................   62
How Can I Sell Shares?......................................   66
Transaction Information.....................................   68
Distributions and Taxes.....................................   70

FINANCIAL HIGHLIGHTS                                           72
-----------------------------------------------------------------
FOR MORE INFORMATION
                                                       back cover
-----------------------------------------------------------------



                       Strategies for Serious Money (TM)

                                   THE FUNDS

WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES COMMON TO THE FUNDS? Each Fund described in this prospectus has different investment objectives and strategies, and may invest in different securities. The Funds differ principally in (i) how important growth potential and current income is considered when selecting investments, (ii) the types of securities selected as investments, such as convertible securities, or equities, or foreign securities, and (iii) the risks involved with an investment in the Fund.
       The investment objectives of a Fund may not be changed without the approval of a "majority of the outstanding" shares of that Fund, as defined in the Investment Company Act of 1940. There can be no assurance that a Fund will achieve its objectives.

--------------------------------------------------------------------------------
In this section, you will find definitions of terms and concepts to help you as you read this prospectus.
--------------------------------------------------------------------------------


WHAT ARE THE PRINCIPAL RISKS COMMON TO THE FUNDS?
A Word About Risk. This prospectus describes the risks you may face as an investor in the Calamos Family of Funds. It is important to keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.
       As with any security, there are market and investment risks associated with your investment in the Funds. The value of your investment will fluctuate over time and it is possible to lose money.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.

Investment Management. Whether a Fund achieves its investment objective is significantly impacted by whether Calamos Asset Management, Inc., as each Fund's investment adviser, is able to choose suitable investments for the Funds.


                       Strategies for Serious Money (TM)                       3

                                CONVERTIBLE FUND

WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the Convertible Fund is current income with growth as its secondary objective.

--------------------------------------------------------------------------------
CONVERTIBLE SECURITY -- corporate security (usually a preferred stock or bond) that is exchangeable at the option of the holder for a fixed number of other securities (usually common stock) at a set price or formula.
--------------------------------------------------------------------------------

       The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal market conditions, we invest at least 65% of the Fund's total assets in convertible securities. On average, the credit quality of the convertible securities purchased by the Fund is investment grade, and the average term to maturity is five to ten years. In addition, a significant portion of the Fund's convertible securities investments are comprised of securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A securities).

Convertible Securities Investing. We believe there are various advantages to buying convertible securities, including:

--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------

       - the potential for capital appreciation if the value of the underlying common stock increases
       - the relatively high yield received from dividend or interest payments as compared to common stock dividends
       - the relatively lower price volatility as compared to common stock
       The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the convertible's value. The convertible's value goes up when the market value of the underlying common stock increases above the conversion price.
       We typically apply a four-step approach when buying and selling convertible securities for the Fund, which includes:
       1. Evaluating the default risk of the convertible security using traditional credit analysis
       2. Analyzing the convertible's underlying common stock to determine its capital appreciation potential
       3. Assessing the risk/return potential of the convertible security
       4. Evaluating the convertible security's impact on the overall composition of the Fund and its diversification strategy
       In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, we generally consider the issuer's:
       - financial soundness
       - ability to make interest and dividend payments
       - earnings and cash-flow forecast
       - quality of management

Other Principal Strategies. The Fund's assets not invested in convertible securities are generally invested in equity securities and synthetic convertible securities, as described below. The Fund will also typically invest a portion of its net assets in foreign securities. International investing


 4                     Strategies for Serious Money (TM)

                                CONVERTIBLE FUND

allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

--------------------------------------------------------------------------------
DEBT OBLIGATION -- a security which is a written promise to repay a debt such as a bond or note.
--------------------------------------------------------------------------------


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
Convertible Securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
       Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option" which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

Synthetic Convertible Securities. We may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.
       The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components which may be purchased separately, and at different times. Synthetic convertible securities that are created by the investment manager are not considered convertible securities for purposes of the Fund's policy to invest at least 65% of its total assets in convertible securities.

--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS -- ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security.
--------------------------------------------------------------------------------


Foreign Securities. We may invest up to 25% of the Fund's net assets in securities of foreign issuers, but generally invest approximately 5% to 15% of net assets in foreign securities. A foreign issuer is a company organized under the laws of a foreign country that is principally traded in the financial markets of a foreign country. For purposes of the 25% limitation, foreign securities do not include securities represented by American Depository Receipts
(ADRs) or securities guaranteed by a U.S. person.

Equity Securities. The Fund typically will invest approximately 5% to 15% of its net assets in equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund

                       Strategies for Serious Money (TM)                       5

                                CONVERTIBLE FUND

participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

High Yield Fixed-Income Securities (Junk Bonds). The Fund may invest without limit in convertible and non-convertible debt securities rated BB or lower by Standard & Poor's, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor Services, Inc., and in securities that are not rated but are considered by us to be of similar quality (commonly called "junk" bonds). The Fund will not, however, acquire a security rated below C and expects to maintain, over the long-term, an average credit quality rating of investment grade, which is BBB or Baa or greater.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Securities. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Default Risk. Default risk refers to the risk that a company who issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.

Interest Rate Risk. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

Convertible Securities Risk. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. Conversely, a convertible's market value increases as interest rates decline. However, the convertible's market value tends to reflect the

 6                     Strategies for Serious Money (TM)

                                CONVERTIBLE FUND

market price of the common stock of the issuing company when that stock price is greater than the convertible's "conversion price". The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying common stock falls below the conversion price of the security.

--------------------------------------------------------------------------------
MARKET PRICE -- the last reported sales price of a security (if on an exchange) or the last bid and ask prices if the security is traded over-the-counter.
--------------------------------------------------------------------------------

       As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities entail less risk than its common stock.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards, and less liquidity in foreign markets than in U.S. markets.

Rule 144A Securities Risk. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Under the supervision of the Fund's board of trustees, we will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percent of the Fund's assets invested in illiquid securities would increase.

High Yield Fixed-Income Securities (Junk Bonds) Risk. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

--------------------------------------------------------------------------------
EQUITY -- ownership interest in a corporation in the form of common or preferred stock.
--------------------------------------------------------------------------------


Equity Investments and Small Company Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

                       Strategies for Serious Money (TM)                       7

                                CONVERTIBLE FUND

Smaller companies are especially sensitive to these factors, and therefore may experience more price volatility than larger companies.

Synthetic Convertible Securities Risk. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

--------------------------------------------------------------------------------
TOTAL RETURN -- the return on an investment including income from dividends and interest as well as appreciation or depreciation in the price of the security over a given time period.
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED IN THE PAST?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. As always, please note that how the Fund has performed in the past cannot predict how it will perform in the future. The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

CALENDAR YEAR PERFORMANCE -- CALAMOS CONVERTIBLE FUND

[Calamos Convertible Fund Bar Chart]

                                                                      CALAMOS CONVERTIBLE FUND %
                                                                      --------------------------
1991                                                                             36.75
1992                                                                              7.62
1993                                                                             17.55
1994                                                                             -7.04
1995                                                                             29.25
1996                                                                             16.70
1997                                                                             20.81
1998                                                                             11.64
1999                                                                             35.09
2000                                                                              7.11

       For the period included in the bar chart, the Fund's highest return for a calendar quarter was 25.59% (the 4th quarter of 1999), and the Fund's lowest return for a calendar quarter was -10.54% (the 3rd quarter of 1998).
       The Fund's year-to-date total return as of September 30, 2001 was -10.48%.


 8                     Strategies for Serious Money (TM)

                                CONVERTIBLE FUND

AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2000

                                                                                      Since Class C
                                         One Year      Five Years      Ten Years         Inception*
Class A                                    2.14%         16.76%          16.26%               --
---------------------------------------------------------------------------------------------------
Class B(+)                                    --             --              --               --
---------------------------------------------------------------------------------------------------
Class C                                    6.24%             --              --           18.00%
---------------------------------------------------------------------------------------------------
Value Line Convertible Index(#)          -10.30%          6.87%          12.49%               --
---------------------------------------------------------------------------------------------------

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by the adviser) which increased certain return figures.

*  Inception Date for C shares is 7/5/96.

(+)Because this is a new share class, it did not have performance to report for the period shown above.

# The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.


                       Strategies for Serious Money (TM)                       9

                                CONVERTIBLE FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
--------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                            None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends/Distributions                                         None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS):
MANAGEMENT FEES                                                   .75%         .75%       .75%
---------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                         .25%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
Other Expenses*                                                   .20%         .20%       .20%
---------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                  1.20%        1.95%      1.95%
---------------------------------------------------------------------------------------------------

* Excludes costs (or expenses) associated with additional distributions which were reimbursed by the adviser equivalent to .01%, .76% and .11% of average net assets for Class A, Class B and Class C shares, respectively.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 10                    Strategies for Serious Money (TM)

                                CONVERTIBLE FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $591           $838            $1,103         $1,860
----------------------------------------------------------------------------------------------------
Class B*                                 $698           $912            $1,252         $2,080
----------------------------------------------------------------------------------------------------
Class C**                                $298           $612            $1,052         $2,275
----------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $591           $838            $1,103         $1,860
----------------------------------------------------------------------------------------------------
Class B*                                 $198           $612            $1,052         $2,080
----------------------------------------------------------------------------------------------------
Class C                                  $198           $612            $1,052         $2,275
----------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).


                       Strategies for Serious Money (TM)                      11

                               CONVERTIBLE GROWTH

                                AND INCOME FUND


--------------------------------------------------------------------------------
CONVERTIBLE SECURITY -- corporate security (usually a preferred stock or bond) that is exchangeable at the option of the holder for a fixed number of other securities (usually common stock) at a set price or formula.
--------------------------------------------------------------------------------

WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the Convertible Growth and Income Fund is high long-term total return through growth and current income. The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities, with equal emphasis on capital appreciation and current income.
       Under normal market conditions we invest at least 65% of the Fund's total assets in convertible securities. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from five to ten years. In addition, a significant portion of the Fund's convertible securities investments are comprised of securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A securities).

--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------

Convertible Securities Investing. We believe there are various advantages to buying convertible securities, including:
       - the potential for capital appreciation if the value of the underlying common stock increases
       - the relatively high yield received from dividend or interest payments as compared to common stock dividends
       - the relatively lower price volatility as compared to common stock
       The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the convertible's value. The convertible's value goes up when the market value of the underlying common stock increases above the conversion price.
       We typically apply a four-step approach when buying and selling convertible securities for the Fund, which includes:
       1. Evaluating the default risk of the convertible security using traditional credit analysis
       2. Analyzing the convertible's underlying common stock to determine its capital appreciation potential
       3. Assessing the risk/return potential of the convertible security
       4. Evaluating the convertible security's impact on the overall composition of the Fund and its diversification strategy
       In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, we generally consider the issuer's:
       - financial soundness
       - ability to make interest and dividend payments
       - earnings and cash-flow forecast
       - quality of management

Other Principal Strategies. The Fund's assets not invested in convertible securities are invested in common stocks that, in our judgment, provide opportunities for long-term capital appreciation, or in other securities as described below. The Fund generally invests in smaller and medium-sized

 12                    Strategies for Serious Money (TM)

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

companies, the securities of which tend to be more volatile and less liquid than the securities of larger companies. In addition, the Fund may invest without limit in high yield fixed-income securities (often referred to as "junk bonds").

--------------------------------------------------------------------------------
DEBT OBLIGATION -- a security which is a written promise to repay a debt such as a bond or note.
--------------------------------------------------------------------------------


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
Convertible Securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
       Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option" which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

Synthetic Convertible Securities. We may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.
       The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components which may be purchased separately, and at different times. Synthetic convertible securities that are created by the investment manager are not considered convertible securities for purposes of the Fund's policy to invest at least 65% of its total assets in convertible securities.

Equity Securities. The Fund typically will invest approximately 5% to 15% of its net assets in equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

High Yield Fixed-Income Securities (Junk Bonds). The Fund may invest without limit in convertible and non-convertible debt securities rated BB or lower by Standard & Poor's, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor Services, Inc., and in

                       Strategies for Serious Money (TM)                      13

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

securities that are not rated but are considered by us to be of similar quality (commonly called "junk" bonds). The Fund will not, however, acquire a security rated below C.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Securities. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Default Risk. Default risk refers to the risk that a company who issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.

Interest Rate Risk. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

--------------------------------------------------------------------------------
MARKET PRICE -- the last reported sales price of a security (if on an exchange) or the last bid and ask prices if the security is traded over-the-counter.
--------------------------------------------------------------------------------


Convertible Securities Risk. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. Conversely, a convertible's market value increases as interest rates decline. However, the convertible's market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible's "conversion price". The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying stock falls below the conversion price of the security.
       As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a

 14                    Strategies for Serious Money (TM)

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities entail less risk than its common stock.

--------------------------------------------------------------------------------
EQUITY -- ownership interest in a corporation in the form of common or preferred stock.
--------------------------------------------------------------------------------


Equity Investments Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Small Company Risk. Small company stocks historically have been subject to greater investment risk than large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Rule 144A Securities Risk. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Under the supervision of the Fund's board of trustees, we will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percent of the Fund's assets invested in illiquid securities would increase.

High Yield Fixed-Income Securities (Junk Bonds) Risk. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Synthetic Convertible Securities Risk. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible


                       Strategies for Serious Money (TM)                      15

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

--------------------------------------------------------------------------------
TOTAL RETURN -- the return on an investment including income from dividends and interest as well as appreciation or depreciation in the price of the security over a given time period.
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED IN THE PAST?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. As always, please note that how the Fund has performed in the past cannot predict how it will perform in the future. The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

CALENDAR YEAR PERFORMANCE -- CALAMOS CONVERTIBLE GROWTH & INCOME FUND

[Calamos Convertible Growth & Income Fund Bar Chart]

                                                                    CALAMOS GROWTH & INCOME FUND %
                                                                    ------------------------------
1991                                                                             40.67
1992                                                                             10.12
1993                                                                             14.79
1994                                                                             -5.31
1995                                                                             29.14
1996                                                                             19.22
1997                                                                             23.34
1998                                                                             17.62
1999                                                                             52.97
2000                                                                              6.86

       For the period included in the bar chart, the Fund's highest return for a calendar quarter was 34.39% (the 4th quarter of 1999), and the Fund's lowest return for a calendar quarter was -9.74% (the 3rd quarter of 1998).
       The Fund's year-to-date total return as of September 30, 2001 was -9.62%.


 16                    Strategies for Serious Money (TM)

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2000

                                                                                      Since Class C
                                         One Year      Five Years      Ten Years         Inception*
Class A                                    1.79%         21.88%          19.31%               --
---------------------------------------------------------------------------------------------------
Class B(+)                                    --             --              --               --
---------------------------------------------------------------------------------------------------
Class C                                    6.81%             --              --           24.12%
---------------------------------------------------------------------------------------------------
Value Line Convertible Index(#)          -10.30%          6.87%          12.49%               --
---------------------------------------------------------------------------------------------------

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by the adviser) which increased certain return figures.

*  Inception Date for C shares is 8/5/96.

(+)Because this is a new share class, it did not have performance to report for the period shown above.

# The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.


                       Strategies for Serious Money (TM)                      17

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
--------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                            None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends/Distributions                                         None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS):
MANAGEMENT FEES                                                   .75%         .75%       .75%
---------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                         .25%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
Other Expenses*                                                   .38%         .38%       .38%
---------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                  1.38%        2.13%      2.13%
---------------------------------------------------------------------------------------------------

* Excludes costs (or expenses) associated with additional distributions which were reimbursed by the adviser equivalent to .20%, and .21% of average net assets for Class B and Class C shares, respectively.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 18                    Strategies for Serious Money (TM)

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $609           $891            $1,194         $2,054
----------------------------------------------------------------------------------------------------
Class B*                                 $716           $967            $1,344         $2,271
----------------------------------------------------------------------------------------------------
Class C**                                $316           $667            $1,144         $2,462
----------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $609           $891            $1,194         $2,054
----------------------------------------------------------------------------------------------------
Class B*                                 $216           $667            $1,144         $2,271
----------------------------------------------------------------------------------------------------
Class C                                  $216           $667            $1,144         $2,462
----------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).


                       Strategies for Serious Money (TM)                      19

                              MARKET NEUTRAL FUND*

WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND? The primary objective of the Market Neutral Fund is high current income consistent with stability of principal.

--------------------------------------------------------------------------------
CONVERTIBLE SECURITY -- corporate security (usually a preferred stock or bond) that is exchangeable at the option of the holder for a fixed number of other securities (usually common stock) at a set price or formula.
--------------------------------------------------------------------------------

       The Fund invests mainly in convertible securities and employs short selling to enhance income and hedge against market risk. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from five to ten years. In addition, a significant portion of the Fund's convertible securities investments are comprised of securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A securities).

Convertible Securities Investing. We believe there are various advantages to buying convertible securities, including:

--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------

       - the potential for capital appreciation if the value of the underlying common stock increases
       - the relatively high yield received from dividend or interest payments as compared to common stock dividends
       - the relatively lower price volatility as compared to common stock
       We typically apply a four-step approach when buying and selling convertible securities for the Fund, which includes:
       1. Evaluating the default risk of the convertible security using traditional credit analysis
       2. Analyzing the convertible's underlying common stock to determine its capital appreciation potential
       3. Assessing the risk/return potential of the convertible security
       4. Evaluating the convertible security's impact on the overall composition of the Fund and its diversification strategy
       In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, we generally consider the issuer's:
       - financial soundness
       - ability to make interest and dividend payments
       - earnings and cash-flow forecast
       - quality of management

Convertible Hedging. The Fund seeks to enhance income and protect against market risk by hedging a portion of the equity risk inherent in the convertible securities purchased for the Fund. This hedging is achieved by selling short some or all of the common stock issuable upon exercise of the convertible security. In a short sale, the Fund borrows securities from a broker and sells the borrowed securities. The proceeds of the sale are generally used to secure the Fund's obligation to

---------------

* PLEASE NOTE: The Market Neutral Fund closed to most new investors as of the close of business on November 30, 2001. Please refer to "Fund Facts--How Can I Buy Shares" for new account eligibility criteria.

 20                    Strategies for Serious Money (TM)

                              MARKET NEUTRAL FUND

the lending broker and are invested in liquid securities. We anticipate that, from time to time, approximately 30% to 70% of the Fund's net assets will be employed for short sales.

--------------------------------------------------------------------------------
MARKET PRICE -- the last reported sales price of a security (if on an exchange) or the last bid and ask prices if the security is traded over-the-counter.
--------------------------------------------------------------------------------

       If the market price of the common stock increases above the conversion price on the convertible security, the price of the convertible security will increase. The Fund's increased liability on the short position would, in whole or in part, reduce this gain. If the price of the common stock declines, any decline in the price of the convertible security would offset the Fund's gain on the short position. The Fund profits from this strategy by receiving interest and/or dividends on the convertible security and by adjusting the amount of equity risk that is hedged by short sales.
       In determining the appropriate portion of the Fund's equity exposure to hedge, we may consider:
       - the general outlook for interest rates and equity markets
       - the availability of stock to sell short
       - expected returns and volatility

Other Principal Strategies. The Fund may invest without limit in high yield fixed-income securities (often referred to as "junk bonds"). In addition, the Fund may engage in active and frequent trading of portfolio securities.

--------------------------------------------------------------------------------
DEBT OBLIGATION -- a security which is a written promise to repay a debt such as a bond or note.
--------------------------------------------------------------------------------


Convertible Securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
       Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option" which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

Synthetic Convertible Securities. We may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.
       The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies


                       Strategies for Serious Money (TM)                      21

                              MARKET NEUTRAL FUND

may issue the fixed-income and convertible components which may be purchased separately, and at different times.

High Yield Fixed-Income Securities (Junk Bonds). The Fund may invest without limit in convertible and non-convertible debt securities rated BB or lower by Standard & Poor's, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor Services, Inc., and in securities that are not rated but are considered by us to be of similar quality (commonly called "junk" bonds). The Fund will not, however, acquire a security rated below C.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Securities. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
       In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Short Sale Risk. Short sales are a key component of the Fund's strategy. Short sales involve risks, including:
       - The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security.
       - The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.
       - The Fund might be unable to implement these strategies because of the lack of attractive short sale opportunities.

Default Risk. Default risk refers to the risk that a company who issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.


 22                    Strategies for Serious Money (TM)

                              MARKET NEUTRAL FUND

Interest Rate Risk. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

Convertible Securities Risk. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. Conversely, a convertible's market value increases as interest rates decline. However, the convertible's market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible's "conversion price". The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying common stock falls below the conversion price of the security.
       As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities entail less risk than its common stock.

High Yield Fixed-Income Securities (Junk Bonds) Risk. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Rule 144A Securities Risk. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Under the supervision of the Fund's board of trustees, we will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percent of the Fund's assets invested in illiquid securities would increase.

Synthetic Convertible Securities Risk. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is

                       Strategies for Serious Money (TM)                      23

                              MARKET NEUTRAL FUND

composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Portfolio Turnover Risk. Because the Fund may engage in active and frequent trading of portfolio securities, the Fund may have higher transaction costs which would affect the Fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

--------------------------------------------------------------------------------
TOTAL RETURN -- the return on an investment including income from dividends and interest as well as appreciation or depreciation in the price of the security over a given time period.
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED IN THE PAST?
       The bar chart and table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. As always, please note that how the Fund has performed in the past cannot predict how it will perform in the future. The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

CALENDAR YEAR PERFORMANCE -- CALAMOS MARKET NEUTRAL FUND

[Calamos Market Neutral Fund Bar Chart]

                                                                     CALAMOS MARKET NEUTRAL FUND %
                                                                     -----------------------------
1991                                                                             13.98
1992                                                                             11.97
1993                                                                             12.13
1994                                                                             -7.41
1995                                                                             14.46
1996                                                                              8.17
1997                                                                             14.00
1998                                                                             10.04
1999                                                                             13.68
2000                                                                             10.28

       For the period included in the bar chart, the Fund's highest return for a calendar quarter was 6.94% (the 4th quarter of 1999), and the Fund's lowest return for a calendar quarter was -4.47% (the 2nd quarter of 1994).
       The Fund's year-to-date total return as of September 30, 2001 was 5.81%.


 24                    Strategies for Serious Money (TM)

                              MARKET NEUTRAL FUND

AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2000

                                                         One Year      Five Years      Ten Years
Class A                                                    5.08%         10.14%           9.41%
------------------------------------------------------------------------------------------------
Class B(+)                                                    --             --              --
------------------------------------------------------------------------------------------------
Class C(+)                                                    --             --              --
------------------------------------------------------------------------------------------------
Salomon Brothers 30 Day Treasury Bills Index(#)            5.65%          4.89%           4.48%
------------------------------------------------------------------------------------------------
Lehman Brothers Govt /Corp. Bond Index(#)                 11.85%          6.24%           8.00%
------------------------------------------------------------------------------------------------

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by the adviser) which increased certain return figures.

# The Salomon Brothers 30-Day Treasury Bills Index is an unmanaged index generally considered representative of the performance of short-term money investments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.

(+)Because this is a new share class, it did not have performance to report for the period shown above.


                       Strategies for Serious Money (TM)                      25

                              MARKET NEUTRAL FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
--------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                            None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends/Distributions                                         None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS):
MANAGEMENT FEES                                                   .75%         .75%       .75%
---------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                         .25%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
Other Expenses*                                                   .52%         .52%       .52%
---------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                  1.52%        2.27%      2.27%
---------------------------------------------------------------------------------------------------

* Excludes costs (or expenses) associated with additional distributions which were reimbursed by the adviser equivalent to .02% of average net assets for Class C shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 26                    Strategies for Serious Money (TM)

                              MARKET NEUTRAL FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $622          $  932           $1,265         $2,201
----------------------------------------------------------------------------------------------------
Class B*                                 $730          $1,009           $1,415         $2,417
----------------------------------------------------------------------------------------------------
Class C**                                $330          $  709           $1,215         $2,605
----------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares.

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $622           $932            $1,265         $2,201
----------------------------------------------------------------------------------------------------
Class B*                                 $230           $709            $1,215         $2,417
----------------------------------------------------------------------------------------------------
Class C                                  $230           $709            $1,215         $2,605
----------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).


                       Strategies for Serious Money (TM)                      27

                                  GROWTH FUND

WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the Growth Fund is long-term capital growth.
       In pursuing the Fund's investment objective, we seek out securities that, in our opinion, are undervalued and offer above-average potential for earnings growth. The selection process emphasizes earnings growth potential coupled with financial strength and stability. We anticipate that common stocks will generally afford the best opportunity for capital growth.
       The Fund's portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. Although we anticipate that the Fund will invest primarily in equity securities, the Fund may invest in convertible securities, preferred stocks and obligations such as bonds, debentures and notes that, in our opinion, present opportunities for capital appreciation.

--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------

When buying and selling securities for the Fund, we focus on the issuer's earnings growth potential coupled with financial strength and stability. We perform our own fundamental analysis, in addition to depending upon recognized rating agencies and other sources.
       In our analysis, we typically consider the issuer's:
       - financial soundness
       - ability to make interest and dividend payments
       - earnings and cash-flow forecast
       - quality of management
       The Fund may engage in active and frequent trading of portfolio securities.

--------------------------------------------------------------------------------
EQUITY -- ownership interest in a corporation in the form of common or preferred stock.
--------------------------------------------------------------------------------


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
Equity Securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which we have an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Securities. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including


 28                    Strategies for Serious Money (TM)

                                  GROWTH FUND

options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
       In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Equity Investments Risk. A substantial portion of the Fund's assets will be invested in equity securities. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Portfolio Turnover Risk. Because the Fund may engage in active and frequent trading of portfolio securities, the Fund may have higher transaction costs which would affect the Fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.


                       Strategies for Serious Money (TM)                      29

                                  GROWTH FUND

--------------------------------------------------------------------------------
TOTAL RETURN -- the return on an investment including income from dividends and interest as well as appreciation or depreciation in the price of the security over a given time period.
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED IN THE PAST?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. As always, please note that how the Fund has performed in the past cannot predict how it will perform in the future. The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

CALENDAR YEAR PERFORMANCE -- CALAMOS GROWTH FUND

[Calamos Growth Fund Bar Chart]

                                                                         CALAMOS GROWTH FUND %
                                                                         ---------------------
1991                                                                             40.21
1992                                                                              1.71
1993                                                                              4.36
1994                                                                             -5.71
1995                                                                             27.50
1996                                                                             37.91
1997                                                                             24.21
1998                                                                             27.31
1999                                                                             77.68
2000                                                                             26.59

       For the period included in the bar chart, the Fund's highest return for a calendar quarter was 48.25% (the 4th quarter of 1999), and the Fund's lowest return for a calendar quarter was -18.31% (the 3rd quarter of 1998).
       The Fund's year-to-date total return as of September 30, 2001 was -17.70%.


 30                    Strategies for Serious Money (TM)

                                  GROWTH FUND

AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2000

                                                                                      Since Class C
                                         One Year      Five Years      Ten Years         Inception*
Class A                                   20.58%         36.07%          23.63%               --
---------------------------------------------------------------------------------------------------
Class B(+)                                    --             --              --               --
---------------------------------------------------------------------------------------------------
Class C                                   26.63%             --              --           37.49%
---------------------------------------------------------------------------------------------------
S&P 500 Index(#)                          -9.19%         18.42%          17.50%               --
---------------------------------------------------------------------------------------------------

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by the adviser) which increased certain return figures.

*  Inception Date for Class C shares is 9/3/96.

# The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.

(+)Because this is a new share class, it did not have performance to report for the period shown above.


                       Strategies for Serious Money (TM)                      31

                                  GROWTH FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
--------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                            None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends/Distributions                                         None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS):
MANAGEMENT FEES                                                  1.00%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                         .25%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
Other Expenses*                                                   .22%         .22%       .22%
---------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                  1.47%        2.22%      2.22%
---------------------------------------------------------------------------------------------------

* Excludes costs (or expenses) associated with additional distributions which were reimbursed by the adviser equivalent to 1.17% and .30% of average net assets for Class B and Class C shares, respectively.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 32                    Strategies for Serious Money (TM)

                                  GROWTH FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $617           $918            $1,240         $2,149
----------------------------------------------------------------------------------------------------
Class B*                                 $725           $994            $1,390         $2,365
----------------------------------------------------------------------------------------------------
Class C**                                $325           $694            $1,190         $2,554
----------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $617           $918            $1,240         $2,149
----------------------------------------------------------------------------------------------------
Class B*                                 $225           $694            $1,190         $2,365
----------------------------------------------------------------------------------------------------
Class C                                  $225           $694            $1,190         $2,554
----------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).


                       Strategies for Serious Money (TM)                      33

                            GLOBAL CONVERTIBLE FUND

WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the Global Convertible Fund is high long-term total return through capital appreciation and current income.

--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------

       The Fund invests primarily in a globally diversified portfolio of convertible, equity and fixed-income securities with equal emphasis on capital appreciation and current income. Under normal market conditions we invest at least 65% of the Fund's total assets in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from five to ten years. In addition, a significant portion of the Fund's convertible securities investments are comprised of securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A securities).
       Normally the Fund invests in the securities markets of at least three countries, which may include the United States. A significant portion of the Fund's assets will be invested in foreign securities. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

--------------------------------------------------------------------------------
CONVERTIBLE SECURITY -- corporate security (usually a preferred stock or bond) that is exchangeable at the option of the holder for a fixed number of other securities (usually common stock) at a set price or formula.
--------------------------------------------------------------------------------


Convertible Securities Investing. We believe there are various advantages to buying convertible securities, including:
       - the potential for capital appreciation if the value of the underlying common stock increases
       - the relatively high yield received from dividend or interest payments as compared to common stock dividends
       - the relatively lower price volatility as compared to common stock
       The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the convertible's value. The convertible's value goes up when the market value of the underlying common stock increases above the conversion price.
       We typically apply a four-step approach when selecting convertible securities for the Fund, which includes:
       1. Evaluating the default risk of the convertible security using traditional credit analysis
       2. Analyzing the convertible's underlying common stock to determine its capital appreciation potential
       3. Assessing the risk/return potential of the convertible security
       4. Evaluating the convertible security's impact on the overall composition of the Fund and its diversification strategy
       In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, we generally consider the issuer's:
       - financial soundness
       - ability to make interest and dividend payments
       - earnings and cash-flow forecast
       - quality of management


 34                    Strategies for Serious Money (TM)

                            GLOBAL CONVERTIBLE FUND

--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS -- ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security.
--------------------------------------------------------------------------------


Other Principal Strategies. The Fund's assets not invested in convertible securities are invested in common stocks that, in our judgment, provide opportunities for long-term capital appreciation, or in other securities as described below. The Fund generally invests in securities of companies that are medium-sized and larger relative to the securities markets of the countries in which those securities are traded. In addition, the Fund may invest without limit in high yield fixed-income securities (often referred to as "junk bonds").

WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
Foreign Securities. We may invest up to 100% of the Fund's net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that is principally traded in the financial markets of a foreign country. Foreign securities do not include securities represented by American Depository Receipts (ADRs) or securities guaranteed by a U.S. person.

--------------------------------------------------------------------------------
DEBT OBLIGATION -- a security which is a written promise to repay a debt such as a bond or note.
--------------------------------------------------------------------------------


Convertible Securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
       Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option" which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

Synthetic Convertible Securities. We may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.
       The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components which may be purchased separately, and at different times. Synthetic convertible securities that are created by the investment manager are not considered convertible securities for purposes of the Fund's policy to invest at least 65% of its total assets in convertible securities.


                       Strategies for Serious Money (TM)                      35

                            GLOBAL CONVERTIBLE FUND

Equity Securities. The Fund typically will invest approximately 10% to 25% of its net assets in equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

High Yield Fixed-Income Securities (Junk Bonds). The Fund may invest without limit in convertible and non-convertible debt securities rated BB or lower by Standard & Poor's, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor Services, Inc., and in securities that are not rated but are considered by us to be of similar quality (commonly called "junk" bonds). The Fund will not, however, acquire a security rated below C.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Securities. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Foreign Securities Risk. We may invest up to 100% of the Fund's net assets in securities of foreign issuers. There are special risks associated with investing in foreign securities that are not typically associated with investing in U. S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards, and less liquidity in foreign markets than in U.S. markets.


 36                    Strategies for Serious Money (TM)

                            GLOBAL CONVERTIBLE FUND

Default Risk. Default risk refers to the risk that a company who issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.

Interest Rate Risk. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

--------------------------------------------------------------------------------
MARKET PRICE -- the last reported sales price of a security (if on an exchange) or the last bid and ask prices if the security is traded over-the-counter.
--------------------------------------------------------------------------------


Convertible Securities Risk. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. Conversely, a convertible's market value increases as interest rates decline. However, the convertible's market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible's "conversion price". The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying common stock falls below the conversion price of the security.
       As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities entail less risk than its common stock.

--------------------------------------------------------------------------------
EQUITY -- ownership interest in a corporation in the form of common or preferred stock.
--------------------------------------------------------------------------------


Equity Investments and Small Company Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. Smaller companies are especially sensitive to these factors, and therefore may experience more price volatility than larger companies.

Rule 144A Securities Risk. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Under the supervision of the Fund's board of trustees, we will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 15% of its total assets in securities that are illiquid, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percent of the Fund's assets invested in illiquid securities would increase.

High Yield Fixed-Income Securities (Junk Bonds) Risk. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the

                       Strategies for Serious Money (TM)                      37

                            GLOBAL CONVERTIBLE FUND

company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Synthetic Convertible Securities Risk. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

--------------------------------------------------------------------------------
TOTAL RETURN -- the return on an investment including income from dividends and interest as well as appreciation or depreciation in the price of the security over a given time period.
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED IN THE PAST?
The bar chart and table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. As always, please note that how the Fund has performed in the past cannot predict how it will perform in the future. The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

CALENDAR YEAR PERFORMANCE -- CALAMOS GLOBAL CONVERTIBLE FUND

[Calamos Global Convertible Fund Bar Chart]

                                                                   CALAMOS GLOBAL CONVERTIBLE FUND %
                                                                   ---------------------------------
1997                                                                             18.34
1998                                                                             14.09
1999                                                                             47.27
2000                                                                             -5.86

       For the period included in the bar chart, the Fund's highest return for a calendar quarter was 32.29% (the 4th quarter of 1999), and the Fund's lowest return for a calendar quarter was -11.91% (the 3rd quarter of 1998).
       The Fund's year-to-date total return as of September 30, 2001 was -11.02%.


 38                    Strategies for Serious Money (TM)

                            GLOBAL CONVERTIBLE FUND

AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2000

                                                                 Since Class A      Since Class C
                                                   One Year         Inception*        Inception**
Class A                                            -10.36%           15.76%                 --
-------------------------------------------------------------------------------------------------
Class B(+)                                              --               --                 --
-------------------------------------------------------------------------------------------------
Class C                                             -5.73%               --             17.09%
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital International World
  Index(#)                                         -12.92%        16.99%***                 --
-------------------------------------------------------------------------------------------------

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by the adviser) which increased certain return figures.

*    Inception date for Class A shares is 9/9/96.

**   Inception date for Class C shares is 9/24/96.

***  Index returns for the life of Class A shares are from 9/1/96.

# The Morgan Stanley Capital International World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,460 securities listed on stock exchanges around the world. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.

(+) Because this is a new share class, it did not have performance to report for the period shown above.


                       Strategies for Serious Money (TM)                      39

                            GLOBAL CONVERTIBLE FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                            None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends/Distributions                                         None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS):
MANAGEMENT FEES                                                  1.00%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                         .25%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
Other Expenses*                                                  1.60%        1.60%      1.60%
---------------------------------------------------------------------------------------------------
Total Annual Operating Expenses**                                2.85%        3.60%      3.60%
---------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                          1.10%        1.10%      1.10%
---------------------------------------------------------------------------------------------------
Net Expenses                                                     1.75%        2.50%      2.50%
---------------------------------------------------------------------------------------------------

* Excludes costs (or expenses) associated with additional distributions which were reimbursed by the adviser equivalent to .99% and .26% of average net assets for Class B and Class C shares, respectively.
** Calamos Asset Management, Inc. ("CAM") has voluntarily decided to waive fees and/or reimburse fund expenses so that the Total Annual Operating Expenses are limited to 1.75% for Class A shares and 2.50% for Class B and Class C shares. Pursuant to a written agreement, the fee waiver and/or reimbursement is binding on CAM through August 31, 2002.


--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 40                    Strategies for Serious Money (TM)

                            GLOBAL CONVERTIBLE FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $644          $1,217           $1,815         $3,425
----------------------------------------------------------------------------------------------------
Class B*                                 $753          $1,301           $1,971         $3,624
----------------------------------------------------------------------------------------------------
Class C**                                $353          $1,001           $1,771         $3,791
----------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $644          $1,217           $1,815         $3,425
----------------------------------------------------------------------------------------------------
Class B*                                 $253          $1,001           $1,771         $3,624
----------------------------------------------------------------------------------------------------
Class C                                  $253          $1,001           $1,771         $3,791
----------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).


                       Strategies for Serious Money (TM)                      41

                                HIGH YIELD FUND


--------------------------------------------------------------------------------
YIELD -- the annual return of an investment, expressed as a percentage. For bonds and notes, it is the coupon rate (interest rate) divided by the market price.
--------------------------------------------------------------------------------


WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the High Yield Fund is the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain where consistent with the Fund's primary objective.
       The Fund invests mainly in a diversified portfolio of high yield fixed-income securities (often referred to as "junk bonds") issued by both U.S. and foreign companies. Under normal market conditions, we invest at least 65% of the Fund's total assets in high yield, fixed-income securities (junk bonds).
       The Fund may invest without limit in high yield fixed-income securities (junk bonds). The average term to maturity of the Fund's fixed-income securities will typically range from five to ten years. The Fund may invest up to 25% of its net assets in foreign securities. The Fund's assets may also be invested in securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A Securities).
       The high yield fixed-income securities ("junk bonds") in which the Fund intends to invest have lower credit ratings than investment grade securities [those rated BBB or higher by Standard and Poor's, a division of The McGraw-Hill Companies ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's")]. However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. The Fund may invest in both convertible and non-convertible high yield bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities.
       The ratings of S&P and Moody's are used only as preliminary indicators of investment quality. We also use our own credit research and analysis.
       Achievement of the Fund's investment objectives will be more dependent on our credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Our analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.
       The portion of the Fund's assets that is not invested in junk bonds may be invested in equity securities, higher rated fixed-income securities, and other securities as described below.

--------------------------------------------------------------------------------
DEBT OBLIGATION -- a security which is a written promise to repay a debt such as a bond or note.
--------------------------------------------------------------------------------


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
High Yield Fixed-Income Securities (Junk Bonds). As discussed above, the Fund may invest without limit in convertible and non-convertible debt securities rated BB or lower by S&P, or Ba or lower by Moody's, and in securities that are not rated but are considered by us to be of similar quality.

Convertible Securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion

 42                    Strategies for Serious Money (TM)

                                HIGH YIELD FUND

price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security; convert it into the underlying common stock; or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option" which entitle the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

Synthetic Convertible Securities. We may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components which may be purchased separately, and at different times.

--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS -- ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security.
--------------------------------------------------------------------------------


Foreign Securities. We may invest up to 25% of the Fund's net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that is principally traded in the financial markets of a foreign country. For purposes of the 25% limitation, foreign securities do not include securities represented by American Depository Receipts (ADRs) or securities guaranteed by a U.S. person. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Securities. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

                       Strategies for Serious Money (TM)                      43

                                HIGH YIELD FUND

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

High Yield Fixed-Income Securities (Junk Bonds) Risk. As mentioned above, at least 65% of the Fund's total assets will be invested in junk bonds. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bonds will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Default Risk. Default risk refers to the risk that a company who issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.

Interest Rate Risk. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

Convertible Securities Risk. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. Conversely, a convertible's market value increases as interest rates decline. However, the convertible's market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible's "conversion price". The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying stock falls below the conversion price of the security.

--------------------------------------------------------------------------------
MARKET PRICE -- the last reported sales price of a security (if on an exchange) or the last bid and ask prices if the security is traded over-the-counter.
--------------------------------------------------------------------------------

       As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities entail less risk than its common stock.

Rule 144A Securities Risk. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such

 44                    Strategies for Serious Money (TM)

                                HIGH YIELD FUND

as the Fund under Rule 144A under the Securities Act of 1933. Under the supervision of the Fund's board of trustees, we will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percent of the Fund's assets invested in illiquid securities would increase.

Foreign Securities Risk. We may invest up to 25% of the Fund's net assets in the securities of foreign issuers. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards, and less liquidity in foreign markets than in U.S. markets.

Synthetic Convertible Securities Risk. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.


                       Strategies for Serious Money (TM)                      45

                                HIGH YIELD FUND

--------------------------------------------------------------------------------
TOTAL RETURN -- the return on an investment including income from dividends and interest as well as appreciation or depreciation in the price of the security over a given time period.
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED IN THE PAST?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's performance during the 2000 calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. As always, please note that how the Fund has performed in the past cannot predict how it will perform in the future. The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

CALENDAR YEAR PERFORMANCE -- CALAMOS HIGH YIELD FUND

[Calamos High Yield Fund Bar Chart]

                                                                       CALAMOS HIGH YIELD FUND %
                                                                       -------------------------
2000                                                                             1.14

       For the period included in the bar chart, the Fund's highest return for a calendar quarter was 2.32% (the 3rd quarter of 2000), and the Fund's lowest return for a calendar quarter was -2.18% (the 4th quarter of 2000).
       The Fund's year-to-date total return as of September 30, 2001 was 3.66%.


 46                    Strategies for Serious Money (TM)

                                HIGH YIELD FUND

AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2000

                                                                                Since Class A
                                                                  One Year       Inception*
Class A                                                            -3.67%           -2.89%
---------------------------------------------------------------------------------------------
Class B(+)                                                             --               --
---------------------------------------------------------------------------------------------
Class C(+)                                                             --               --
---------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index(#)                           -3.79%           -2.21%
---------------------------------------------------------------------------------------------

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by the adviser) which increased certain return figures.

*  Inception date for Class A shares is 8/1/99.
# The Merrill Lynch High Yield Master Index measures the return of below investment grade U.S. bonds with a par value of no less than $10 million and a term to maturity of at least one year.
(+)Because this is a new share class, it did not have performance to report for the period shown above.


                       Strategies for Serious Money (TM)                      47

                                HIGH YIELD FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                  Class A      Class B      Class C
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price)                              4.75%         None         None
-------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                        None(1)     5.00%        1.00%
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends/Distributions                                     None         None         None
-------------------------------------------------------------------------------------------------
Redemption Fee                                                None         None         None
-------------------------------------------------------------------------------------------------
Exchange Fee                                                  None         None         None
-------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED
FROM FUND ASSETS):
MANAGEMENT FEES                                               .75%         .75%         .75%
-------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                     .25%        1.00%        1.00%
-------------------------------------------------------------------------------------------------
Other Expenses                                              11.35%*      11.35%**     11.35%**
-------------------------------------------------------------------------------------------------
Total Annual Operating Expenses***                          12.35%       13.10%       13.10%
-------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                     10.60%       10.60%       10.60%
-------------------------------------------------------------------------------------------------
Net Expenses                                                 1.75%        2.50%        2.50%
-------------------------------------------------------------------------------------------------

* Excludes costs (or expenses) associated with additional distributions which were reimbursed by the adviser equivalent to .03% of average net assets for Class A shares.

** "Other Expenses" for Class B and Class C shares are based on estimated amounts for the current fiscal year.

*** Calamos Asset Management, Inc. ("CAM") has voluntarily decided to waive fees and/or reimburse fund expenses so that the Total Annual Operating Expenses are limited to 1.75% for Class A shares and 2.50% for Class B and Class C shares. Pursuant to a written agreement, the fee waiver and/or reimbursement is binding on CAM through August 31, 2002.

--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 48                    Strategies for Serious Money (TM)

                                HIGH YIELD FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years, and ten years, except for Class B and Class C shares, which show one year and three years only. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         One Year      Three Years      Five Years      Ten Years
Class A                                    $644          $2,898           $4,833         $8,555
------------------------------------------------------------------------------------------------------
Class B*                                   $753          $3,026               --             --
------------------------------------------------------------------------------------------------------
Class C**                                  $353          $2,726               --             --
------------------------------------------------------------------------------------------------------

* The contingent deferred sales charge was applied as follows: 1 year (5%) and 3 years (3%).

** The contingent deferred sales charge was applied as follows: 1 year (1%) and
   3 years (0%).
       You would pay the following expenses if you did not redeem your shares:

                                         One Year      Three Years      Five Years      Ten Years
Class A                                    $644          $2,898           $4,833         $8,555
------------------------------------------------------------------------------------------------------
Class B                                    $253          $2,726               --             --
------------------------------------------------------------------------------------------------------
Class C                                    $253          $2,726               --             --
------------------------------------------------------------------------------------------------------


                       Strategies for Serious Money (TM)                      49

                                  CONVERTIBLE

                                TECHNOLOGY FUND


--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------


WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the Convertible Technology Fund is high long-term total return through capital appreciation and current income.
       Under normal market conditions we invest at least 65% of the Fund's total assets in convertible securities of companies in the technology sector. This may include companies of any size that commit a significant portion of their assets to, or derive a significant portion of their revenues or net income from, the technology sector. Examples of industries within the technology sector are electronics, computers/software, semiconductor, telecommunications services, and Internet/E-commerce.
       These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from five to ten years. In addition, a significant portion of the Fund's convertible securities investments are comprised of securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A securities).
       The Fund will operate as a non-diversified fund. Therefore, the Fund may invest a greater percentage of its assets in a smaller number of companies than a diversified fund.

Convertible Securities Investing. We believe there are various advantages to buying convertible securities, including:
       - the potential for capital appreciation if the value of the underlying common stock increases
       - the relatively high yield received from dividend or interest payments as compared to common stock dividends
       - the relatively lower price volatility as compared to common stock
       The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the convertible's value. The convertible's value goes up when the market value of the underlying common stock increases above the conversion price.
       We typically apply a four-step approach when selecting convertible securities for the Fund, which includes:
       1. Evaluating the default risk of the convertible security using traditional credit analysis
       2. Analyzing the convertible's underlying common stock to determine its capital appreciation potential
       3. Assessing the risk/return potential of the convertible security
       4. Evaluating the convertible security's impact on the overall composition of the Fund and its diversification strategy
       In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, we generally consider the issuer's:
       - financial soundness
       - ability to make interest and dividend payments

 50                    Strategies for Serious Money (TM)

                                  CONVERTIBLE

                                TECHNOLOGY FUND

       - earnings and cash-flow forecast
       - quality of management

Other Principal Strategies. The Fund's assets not invested in convertible securities are invested in common stocks that, in our judgment, provide opportunities for long-term capital appreciation, or in other securities as described below. The Fund will also typically invest a portion of its net assets in foreign securities. In addition, the Fund may invest without limit in high yield fixed-income securities (often referred to as "junk bonds").

--------------------------------------------------------------------------------
DEBT OBLIGATION -- a security which is a written promise to repay a debt such as a bond or note.
--------------------------------------------------------------------------------


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
Convertible Securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
       Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option" which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS -- ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security.
--------------------------------------------------------------------------------


Foreign Securities. We may invest up to 25% of the Fund's net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that is principally traded in the financial markets of a foreign country. Foreign securities do not include securities represented by American Depository Receipts (ADRs) or securities guaranteed by a U.S. person. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

Synthetic Convertible Securities. We may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.
       The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components which may be purchased separately, and at different times. Synthetic convertible securities that are created by the investment manager are


                       Strategies for Serious Money (TM)                      51

                                  CONVERTIBLE

                                TECHNOLOGY FUND

not considered convertible securities for purposes of the Fund's policy to invest at least 65% of its total assets in convertible securities.

--------------------------------------------------------------------------------
EQUITY -- ownership interest in a corporation in the form of common or preferred stock.
--------------------------------------------------------------------------------


Equity Securities. The Fund typically will invest approximately 10% to 25% of its net assets in equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

High Yield Fixed-Income Securities (Junk Bonds). The Fund may invest without limit in convertible and non-convertible debt securities rated BB or lower by Standard & Poor's, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor Services, Inc., and in securities that are not rated but are considered by us to be of similar quality (commonly called "junk" bonds). The Fund will not, however, acquire a security rated below C.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Securities. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Technology Focus Risk. Your investment in the Fund is subject to increased risk because the Fund concentrates its investments in technology companies rather than diversifying its investments among various sectors. For example, price competition, competing technologies, changes in governmental policies, and antitrust enforcement could have a significant impact on the financial condition of companies in the technology sector. In addition, many technology companies are smaller companies that may have limited lines of business and financial resources, making them highly vulnerable to business and economic risks.


 52                    Strategies for Serious Money (TM)

                                  CONVERTIBLE

                                TECHNOLOGY FUND

Non-diversified Fund Risk. As a non-diversified fund, the Fund may invest a greater percentage of its assets in a smaller number of companies than a diversified fund. Therefore, the Fund may be subject to increased risk as a result of changes in the financial condition or the market's assessment of such companies.

Foreign Securities Risk. We may invest up to 25% of the Fund's net assets in securities of foreign issuers. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards, and less liquidity in foreign markets than in U.S. markets.

Default Risk. Default risk refers to the risk that a company who issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.

Interest Rate Risk. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

Convertible Securities Risk. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. Conversely, a convertible's market value increases as interest rates decline. However, the convertible's market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible's "conversion price". The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying common stock falls below the conversion price of the security.

--------------------------------------------------------------------------------
MARKET PRICE -- the last reported sales price of a security (if on an exchange) or the last bid and ask prices if the security is traded over-the-counter.
--------------------------------------------------------------------------------

       As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities entail less risk than its common stock.

Equity Investments and Small Company Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.


                       Strategies for Serious Money (TM)                      53

                                  CONVERTIBLE

                                TECHNOLOGY FUND

Smaller companies are especially sensitive to these factors, and therefore may experience more price volatility than larger companies.

Rule 144A Securities Risk. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Under the supervision of the Fund's board of trustees, we will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percent of the Fund's assets invested in illiquid securities would increase.

High Yield Fixed-Income Securities (Junk Bonds) Risk. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Synthetic Convertible Securities Risk. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

PERFORMANCE
       Please note that performance information has not been presented for the Fund because the Fund had not been in existence for at least one calendar year as of December 31, 2000.


 54                    Strategies for Serious Money (TM)

                                  CONVERTIBLE

                                TECHNOLOGY FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                            None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/
  Distributions                                                   None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS):
MANAGEMENT FEES                                                1.00%        1.00%      1.00%
-------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                       .25%        1.00%      1.00%
-------------------------------------------------------------------------------------------------
Other Expenses                                                10.50%       10.50%     10.50%
-------------------------------------------------------------------------------------------------
Total Annual Operating Expenses*                              11.75%       12.50%     12.50%
-------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                       10.00%       10.00%     10.00%
-------------------------------------------------------------------------------------------------
Net Expenses                                                   1.75%        2.50%      2.50%
-------------------------------------------------------------------------------------------------

* Calamos Asset Management, Inc. ("CAM") has voluntarily decided to waive fees and/or reimburse fund expenses so that the Total Annual Operating Expenses are limited to 1.75% for Class A shares and 2.50% for Class B and Class C shares. Pursuant to a written agreement, the fee waiver and/or reimbursement is binding on CAM through August 31, 2002.


--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



                       Strategies for Serious Money (TM)                      55

                                  CONVERTIBLE

                                TECHNOLOGY FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years, and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         One Year      Three Years      Five Years      Ten Years
Class A                                    $644          $2,802           $4,678         $8,367
------------------------------------------------------------------------------------------------------
Class B*                                   $753          $2,927           $4,858         $8,472
------------------------------------------------------------------------------------------------------
Class C**                                  $353          $2,627           $4,658         $8,544
------------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                         One Year      Three Years      Five Years      Ten Years
Class A                                    $644          $2,802           $4,678          $8,367
-------------------------------------------------------------------------------------------------------
Class B*                                   $253          $2,627           $4,658          $8,472
-------------------------------------------------------------------------------------------------------
Class C                                    $253          $2,627           $4,658          $8,544
-------------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).


 56                    Strategies for Serious Money (TM)

                               MID CAP VALUE FUND


--------------------------------------------------------------------------------
MARKET CAPITALIZATION -- the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.
--------------------------------------------------------------------------------


WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the Mid Cap Value Fund is long-term capital growth.
       The Fund invests at least 80% of its assets in the stocks of companies with market capitalizations between $1 billion and $25 billion at the time of purchase (called mid cap stocks). However, the Fund may continue to hold those securities as their market capitalizations may grow, such that a substantial portion of the Fund's holdings can have market capitalizations in excess of $25 billion at any given time. In pursuing the Fund's investment objective, we seek out mid cap stocks that, in our opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company's future free cash flow).
       We anticipate that the Fund will invest primarily in U.S. equity securities. Although not principal investment strategies, the Fund also may invest in foreign securities, convertible securities, preferred stocks and obligations such as bonds, debentures and notes that, in our opinion, present opportunities for capital appreciation.

--------------------------------------------------------------------------------
FREE CASH FLOW -- a company's operating cash flow (net income plus all noncash charges, such as depreciation and amortization of good will, minus capital expenditures and dividends).
--------------------------------------------------------------------------------

       When buying and selling securities for the Fund, we focus on individual stock selection (called a "bottom up approach"). We use quantitative research to help us determine how an issuer's stock is valued relative to what we consider to be the issuer's intrinsic worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock's price. We perform our own fundamental analysis, in addition to depending upon recognized rating agencies and other sources.
       In our analysis, we typically consider the issuer's:
       - financial soundness
       - ability to make interest and dividend payments

--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------

       - earnings and cash-flow forecast
       - quality of management
       In constructing the Fund's portfolio, we try to lower the risks of investing in mid cap stocks by also using a "top down approach" of diversification by industry and company and by paying attention to macro-level investment themes.

--------------------------------------------------------------------------------
EQUITY -- ownership interest in a corporation in the form of common or preferred stock.
--------------------------------------------------------------------------------


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
Equity Securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which we have an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

Defensive investing We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price

                       Strategies for Serious Money (TM)                      57

                               MID CAP VALUE FUND

plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Securities. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Equity Investments Risk. A substantial portion of the Fund's assets will be invested in equity securities. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Mid Cap Stock Risk. Mid cap stocks historically have been subject to greater investment risk than large company stocks. The risks generally associated with medium-sized companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks and are often adversely affected by more limited trading volumes and less publicly available information.

Value Style Risk. Value stocks involve the risk that they may never reach what we believe is their full market value, either because the market fails to recognize the stock's intrinsic worth or we misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market conditions, the Fund's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

PERFORMANCE
Please note that performance information has not been presented for the Fund because the Fund has not been in existence for at least one calendar year.


 58                    Strategies for Serious Money (TM)

                               MID CAP VALUE FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                            None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/
  Distributions                                                   None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS):
MANAGEMENT FEES                                                1.00%        1.00%      1.00%
-------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                       .25%        1.00%      1.00%
-------------------------------------------------------------------------------------------------
Other Expenses*                                               10.50%       10.50%     10.50%
-------------------------------------------------------------------------------------------------
Total Annual Operating Expenses**                             11.75%       12.50%     12.50%
-------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                       10.00%       10.00%     10.00%
-------------------------------------------------------------------------------------------------
 Net Expenses                                                  1.75%        2.50%      2.50%
-------------------------------------------------------------------------------------------------

* Because the Fund is new, the amounts shown for "other expenses" are based on estimated amounts for the current fiscal year.

** Calamos Asset Management, Inc. ("CAM") has voluntarily decided to waive fees and/or reimburse fund expenses so that the Total Annual Operating Expenses are limited to 1.75% for Class A shares and 2.50% for Class B and Class C shares. Pursuant to a written agreement, the fee waiver and/or reimbursement is binding on CAM through August 31, 2003.

--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



                       Strategies for Serious Money (TM)                      59

                               MID CAP VALUE FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years, and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  One Year      Three Years
Class A                                                             $644          $2,802
------------------------------------------------------------------------------------------------
Class B*                                                            $753          $2,927
------------------------------------------------------------------------------------------------
Class C**                                                           $353          $2,627
------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                                                  One Year      Three Years
Class A                                                             $644          $2,802
------------------------------------------------------------------------------------------------
Class B*                                                            $253          $2,627
------------------------------------------------------------------------------------------------
Class C                                                             $253          $2,627
------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%) and 3 years (3%).

** The contingent deferred sales charge was applied as follows: 1 year (1%) and 3 years (0%).


 60                    Strategies for Serious Money (TM)

                                   FUND FACTS

WHO MANAGES THE FUNDS?
The Fund's investments are managed by Calamos Asset Management, Inc. ("CAM"), 1111 E. Warrenville Road, Naperville, IL. On September 30, 2001 CAM managed approximately $7.8 billion in assets of individuals and institutions. CAM is controlled by John P. Calamos, who has been engaged in the investment advisory business since 1977.
       Subject to the overall authority of the board of trustees, CAM provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel. For these services, each Fund pays CAM a fee based on average daily net assets that is accrued daily and paid on a monthly basis. The fee paid by Growth Fund is at the annual rate of 1% of the first $500 million of average net assets,
 .90% of the next $500 million of average net assets, and .80% of average net assets in excess of $1 billion. The fee paid by Global Convertible Fund, Convertible Technology Fund and Mid Cap Value Fund is at the annual rate of 1% of average net assets. The fee paid by High Yield Fund is at the annual rate of
 .75% of average net assets. The fee paid by each other Fund is at the annual rate of .75% of the first $500 million of average net assets, .70% of the next $500 million of average net assets, and .65% of average net assets in excess of $1 billion. Prior to August 1, 2000, the fee paid by Growth Fund was at the annual rate of 1% of the first $150 million of average net assets and .75% of average net assets in excess of $150 million. Prior to August 1, 2000, the fee paid by Convertible Fund, Convertible Growth and Income Fund, and Market Neutral Fund was at the annual rate of .75% of the first $150 million of average net assets and .50% of average net assets in excess of $150 million.
       CAM has contractually agreed to limit the annual ordinary operating expenses of each Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, and 2.50% for Class C shares. This agreement is binding on CAM through August 31, 2002 for all Funds except Mid Cap Value Fund, and through August 31, 2003 for Mid Cap Value Fund.
       For each Fund (other than the Convertible Technology Fund and the Mid Cap Value Fund, each of which has not been in operation for a full fiscal year), the actual amount as a percentage of average net assets the Fund paid to CAM in management fees for the most recent fiscal year was:

Convertible Fund                                               .73%
-----------------------------------------------------------------------
Convertible Growth and Income Fund                             .75%
-----------------------------------------------------------------------
Market Neutral Fund                                            .75%*
-----------------------------------------------------------------------
Growth Fund                                                   1.00%
-----------------------------------------------------------------------
Global Convertible Fund                                       1.00%*
-----------------------------------------------------------------------
High Yield Fund                                                .75%*
-----------------------------------------------------------------------

*  Reflects the effect of expense limitations and/or fee waivers then in effect.

       John P. Calamos and Nick P. Calamos are responsible for managing the portfolios of Convertible Fund, Convertible Growth and Income Fund, Global Convertible Fund, High Yield Fund and Convertible Technology Fund; John P. Calamos, Nick P. Calamos and

                       Strategies for Serious Money (TM)                      61

                                   FUND FACTS

John P. Calamos Jr. are primarily responsible for the day-to-day management of the portfolios of Market Neutral Fund, Growth Fund and Mid Cap Value Fund. During the past five years, John P. Calamos has been president and a trustee of the Trust and president of CAM and Calamos Financial Services, Inc. ("CFS") an affiliate of CAM; John P. Calamos, Jr. has been a portfolio manager and vice president of CAM; and Nick P. Calamos has been vice president of the Trust, a trustee of the Trust since 1997 and a senior vice president and managing director of CAM and CFS.

--------------------------------------------------------------------------------
NET ASSET VALUE -- the dollar value of a single mutual fund share based on the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.
--------------------------------------------------------------------------------


HOW CAN I BUY SHARES?
This prospectus offers three classes of shares, Class A, Class B and Class C. The different classes of shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different share prices.
       You may purchase Fund shares in any of the following ways:

Class A Shares    The offering price of a Class A share is the net asset value plus an initial sales charge. The maximum sales charge is 4.75% of the offering price. Reduced sales charges are available for purchases of $50,000 or more. A .25% distribution fee (Rule 12b-1, explained below) is also applied to Class A shares.

Class B Shares    The offering price of a Class B share is the net asset value with no initial sales charge. A 1.00% distribution fee and a contingent deferred sales charge of up to 5.00% on shares sold within six years of purchase (falling to zero after six years) are applied to Class B shares. The charge will not be applied to the purchase of shares from the reinvestment of dividends or capital gains distributions. Class B shares automatically convert to Class A shares after eight years, which means lower annual expenses at that point forward.

Class C Shares    The offering price of a Class C share is the net asset value with no initial sales charge. A 1.00% distribution fee and a 1% contingent deferred sales charge on shares sold within one year of purchase are applied to Class C shares. The charge will not be applied to the purchase of shares from the reinvestment of dividends or capital gains distributions.
                  Class C shares have a lower contingent deferred sales charge than Class B shares, but Class C shares DO NOT convert to Class A shares.
       You may buy shares of the Funds by contacting the securities broker-dealer or other financial services firm who gave you this prospectus. When you buy shares, be sure to specify whether you want Class A, Class B or Class C shares. Shares of the Funds have not been registered for sale outside of the United States.
       The table above summarizes the main differences among Class A, Class B and Class C shares, which lie primarily in their initial and contingent deferred sales charge structures and their distribution fees. Each class has distinct advantages and disadvantages for different investors, and you should choose the class that best suits your circumstances and objectives.


 62                    Strategies for Serious Money (TM)

                                   FUND FACTS

DISTRIBUTION AND SERVICE (RULE 12b-1) PLAN
The Funds have a Distribution and Service Plan or "12b-1 Plan". Under the plan, Class A shares pay a distribution and service fee of .25% of the average daily net assets of the class. Class B and Class C shares pay a service fee of .25% and a distribution fee of .75%.
       Since the Fund's assets are used to pay 12b-1 fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders eventually may pay more than the economic equivalent of the maximum initial charges permitted by the National Association of Securities Dealers (NASD).

HOW MUCH DOES IT COST TO BUY CLASS A SHARES?
Class A shares are sold at the net asset value per share plus an initial sales charge. The sales charge varies depending on the amount of your purchase, as follows:

                                              Sales Charge
                                         ----------------------
                                         As a % of    As a % of
                                         Net Amount   Offering
                                          Invested      Price
Less than $50,000                           4.99%       4.75%
--------------------------------------------------------------------
$50,000 but less than $100,000              4.44        4.25
--------------------------------------------------------------------
$100,000 but less than $250,000             3.63        3.50
--------------------------------------------------------------------
$250,000 but less than $500,000             2.56        2.50
--------------------------------------------------------------------
$500,000 but less than $1,000,000           2.04        2.00
--------------------------------------------------------------------
$1,000,000 or more                          None*       None*
--------------------------------------------------------------------

* Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

HOW CAN I REDUCE SALES CHARGES FOR CLASS A PURCHASES?
Rights of Accumulation. If you already own shares in a Fund, you may add the value of those shares to the value of any new investment. Then, the sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment. To determine the value of the shares of your current investment, you can use either the current public offering price or the actual price you paid, whichever is greater.

Statement of Intention. You can purchase additional Class A shares of any of the Funds over a 13-month period and receive the same sales charge as if you had purchased all the shares at once under a Letter of Intent. A Letter of Intent does not obligate you to purchase or sell additional Class A shares. A price adjustment is made according to the actual amount purchased within the 13-month period.

$1,000,000 Purchase Order. You may purchase Class A shares of a Fund at net asset value without a sales charge provided that the total amount invested in the Fund or other Funds totals at

                       Strategies for Serious Money (TM)                      63

                                   FUND FACTS

least $1,000,000. With a $1,000,000 purchase order, you will pay a contingent deferred sales charge of 1% on shares that are sold within one year after purchase or (if the shares were purchased after July 31, 2000) .50% on shares that are sold during the second year after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

HOW CAN I PURCHASE CLASS A SHARES WITHOUT A SALES CHARGE?
Class A shares of a Fund may be purchased at net asset value, with no initial sales charge, under the following scenarios:
       (a) any investor buying shares that have been recommended by an investment consultant to whom you pay a fee for services relating to investment selection;
       (b) any investor buying shares through an investment advisory account with Calamos Asset Management, Inc. or through a brokerage account with Calamos Financial Services, Inc. (CFS) over which CFS has investment discretion;
       (c) any investor buying shares in a non-discretionary, non-advisory, asset-based-fee brokerage account of a broker-dealer having a selling group agreement with CFS;
       (d) any investor buying shares by exchange of Cash Account Shares or Summit Fund Shares previously purchased through use of the exchange privilege;
       (e) any investor buying shares through an employee benefit plan, including individual retirement accounts introduced to the Funds through participation in a company-sponsored employee benefit plan;
       (f) any employee benefit plan buying shares through an intermediary that has signed a participation agreement with CFS specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
       (g) any insurance company separate account used to fund annuity contracts for employee benefit plans having a total of more than 200 eligible employees or a minimum of $1 million of plan assets invested in the Funds;
       (h) any employee or registered representative of CFS, one of its affiliates or a broker-dealer with a selling group agreement with CFS;
       (i) any trustee of the Trust;
       (j) any member of the immediate family of a person qualifying under (h) or (i), including a spouse, child, stepchild, sibling, parent, stepparent, grandchild and grandparent, in each case including in-law and adoptive relationships;
       (k) any trust, pension, profit sharing, or other benefit plan in which any person qualifying under (h) is a participant;
       (l) any 401(k) plan (cash or deferred arrangement intended to qualify under section 401(k) of the Internal Revenue Code) or other qualified retirement plan to which a person qualifying under (h), (i) or (j) makes voluntary contributions into his or her own account, investing with self direction
       (m) any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer;


 64                    Strategies for Serious Money (TM)

                                   FUND FACTS

       (n) any investor buying shares with the proceeds of shares sold in the prior 12 months from a mutual fund on which an initial sales charge or contingent deferred sales charge was paid; or
       (o) any investor buying shares through a brokerage account with a broker-dealer who has waived the initial sales charge to which the broker-dealer otherwise would be entitled.
       In addition, Class A shares of the Convertible Fund may be bought without an initial sales charge by any shareholder of the Convertible Fund who has been a shareholder since April 30, 1992.

CLASS B SHARES
With Class B shares, you pay no initial sales charge, but the Fund pays a distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class B shares are somewhat higher compared to Class A shares, which pay a .25% distribution and service fee. After eight years, Class B shares automatically convert to Class A, which has the effect of lowering the annual expenses from the ninth year on.
       Class B shares have a contingent deferred sales charge that declines over the years you own shares, and disappears completely after six years of ownership. For any shares you sell within those six years, you may be charged at the following rates based on the lesser of the redemption price or purchase price:

Year After You Bought Shares  Contingent Deferred Sales Charge
First year                                 5.00%
--------------------------------------------------------------
Second year                                4.00%
--------------------------------------------------------------
Third or fourth year                       3.00%
--------------------------------------------------------------
Fifth year                                 2.00%
--------------------------------------------------------------
Sixth year                                 1.00%
--------------------------------------------------------------

TELEPHONE PURCHASES PERMITTED
Once you have established an account, you may purchase shares over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an Automatic Clearing House member. To permit telephone purchases, you must authorize telephone purchases on your account application. Call us at 800.823.7386 to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request in writing along with a voided check, to U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202.

--------------------------------------------------------------------------------
TRANSFER AGENT -- maintains the Fund's shareholder records including purchases, sales and account balances.
--------------------------------------------------------------------------------

       To purchase shares by telephone, call 800.823.7386. The purchase price for the shares will be the net asset value per share next computed after receipt by our transfer agent of your telephone purchase if you call to place your order by 3:00 p.m. Central time. We will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day.

                       Strategies for Serious Money (TM)                      65

                                   FUND FACTS

       We may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be responsible for any resulting loss incurred by the Fund. We, and our transfer agent, will be liable for losses resulting from unauthorized telephone purchases only if we do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

ELIGIBILITY TO BUY SHARES OF MARKET NEUTRAL FUND
As of the close of business on November 30, 2001, the Market Neutral Fund closed to purchases or exchanges by new investors, except as described below. If you were a shareholder in the Fund (in your own name or as a beneficial owner of shares held in someone else's name) as of November 30, 2001, you may continue to make additional investments in the Fund and reinvest your dividends and capital gains distributions.
       You may open a new account, even though the Market Neutral Fund is closed, if:
       - You purchase through an employee retirement plan whose records are maintained by a trust company or plan administrator and whose investment alternatives include shares of the Fund;
       - You are a shareholder with combined balances of $100,000 in any of the Calamos Family of Funds (in your own name or as a beneficial owner of shares held in someone else's name);
       - You purchase through an investment advisory account with CAM or through a brokerage account with Calamos Financial Services, Inc.; or
       - You are a trustee or officer of the Trust, or an employee of CAM, or a member of the immediate family of any of those people.
       The Trust reserves the right to re-open the Market Neutral Fund to new investors or to modify the extent to which future sales of shares are limited. If you have any questions about your eligibility to purchase shares of the Fund, please call 800.823.7386.

HOW CAN I SELL SHARES?

THROUGH YOUR BROKER-DEALER (CERTAIN CHARGES MAY APPLY)
Shares held for you in your broker-dealer's name must be sold through the broker-dealer.

WRITING TO THE FUND'S TRANSFER AGENT
As a shareholder, you may request a Fund to redeem your shares. When the shares are held for you by the Funds' transfer agent, you may sell your shares by sending a written request with signatures guaranteed to: U.S. Bancorp Fund Services, LLC ("U.S. Bancorp"), 615 E. Michigan St., Milwaukee, WI 53202. You may redeem your shares by written request without a signature guarantee, provided that the proceeds of the redemption are not more than $50,000 and they are to be sent to the registered holder at the address of record. If you hold physical certificates for your shares, they must be endorsed and mailed to or deposited with U.S. Bancorp along with a written request for redemption. Under certain circumstances, before shares can be sold, additional

 66                    Strategies for Serious Money (TM)

                                   FUND FACTS

documents may be required in order to verify the authority of the person who is selling the shares.

TELEPHONE REDEMPTIONS
If you have elected the telephone redemption privilege you may redeem your shares by telephone. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.
       During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.
       To permit telephone redemptions, you must authorize telephone redemption on your account application prior to calling us with your redemption request. Call us at 800.823.7386 to obtain an account application with the telephone redemption option. If you did not authorize telephone redemption on your original account application, you may request telephone redemption by submitting a request in writing with a signature guarantee. If you want redemption proceeds paid by wire transfer to your bank account, send your request for telephone redemption, along with a voided check, to U.S. Bancorp Fund Services, LLC, 615
E. Michigan St., Milwaukee, WI 53202.
       To redeem shares from your account by telephone, call 800.823.7386. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, we will send your redemption proceeds only to the address or bank/brokerage account as shown on our records. We also may record a call, request more information and send written confirmation of telephone transactions. We (and our transfer agent) will not be responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense for acting upon instructions furnished by telephone if we reasonably believe that such instructions are genuine. If we do not follow reasonable procedures for protecting shareholders against loss on telephone redemptions, we may be liable for any loss due to unauthorized or fraudulent instructions. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

PROCEEDS
We will send your redemption proceeds to you by check or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request and the cost of the wire (currently $15.00) will be deducted from the redemption proceeds. A redemption request received after 4 p.m. eastern time (or after the close of regular session trading on the New York Stock Exchange ("NYSE") if the NYSE closes before 4 p.m.) will be deemed received on the next business day.

PROCESSING TIME
A check for the proceeds from the sale will not be sent to you until the check used to purchase the shares has cleared, which can take up to 15 days after purchase. You may avoid this delay by

                       Strategies for Serious Money (TM)                      67

                                   FUND FACTS

buying shares with a wire transfer of funds. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

SMALL ACCOUNTS
Due to the relatively high cost of handling small accounts, each Fund may give you 30 days' written notice that it intends to buy your shares, at net asset value, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuation.
       ONCE YOUR INSTRUCTIONS TO SELL SHARES OF THE FUNDS HAVE BEEN RECEIVED, YOU MAY NOT CANCEL OR REVOKE YOUR REQUEST. IT IS, THEREFORE, VERY IMPORTANT THAT YOU CALL US IF YOU HAVE ANY QUESTIONS ABOUT THE REQUIREMENTS FOR SELLING SHARES BEFORE SUBMITTING YOUR REQUEST.

TRANSACTION INFORMATION

SHARE PRICE
Each Fund's share price, or net asset value (NAV) is determined as of the close of regular session trading on the NYSE (currently 4:00 p.m. Eastern Time) each day that the Exchange is open. The NYSE is regularly closed on New Year's Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.
       The NAV per share for each class of shares of a Fund is calculated by dividing the value of all of the securities and other assets of that class of shares of the Fund, less its liabilities, by the number of shares outstanding for that class of Fund shares. When shares are purchased or sold, the order is processed at the next NAV that is calculated on any day the NYSE is open for trading, after receiving a purchase or sale order. The values of the securities in the Fund are based on market prices from the primary market in which they are traded. As a general rule, equity securities listed on a U.S. securities exchange or Nasdaq National Market are valued at the last quoted sale price on the day the valuation is made. Bonds and other fixed-income securities that are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected this will ordinarily be the over-the-counter market.
       The foreign securities held by a Fund are traded on exchanges throughout the world. Trading on these foreign securities exchanges is completed at various times throughout the day and often does not coincide with the close of trading on the NYSE. The value of foreign securities is determined at the close of trading of the exchange on which the securities are traded or at the close of trading on the NYSE, whichever is earlier. As a result, it is possible that events affecting the value of such securities may occur that are not reflected in the computation of the Fund's NAV, and the NAV may change on days when you will not be able to buy or sell the Fund's shares.
       If market prices are not readily available, securities and other assets are priced at a fair value as determined by the board of trustees. Any fair value pricing will be based on what the board believes is the current and true price of the security rather than the last quoted price of the security.


 68                    Strategies for Serious Money (TM)

                                   FUND FACTS

Exchange Privilege. You may exchange Class A shares of a Fund for Class A shares of another Fund with no sales charge. Class B shares of a Fund can be exchanged for Class B shares of another Fund with no contingent deferred sales charge. Class C shares of a Fund can also be exchanged for Class C shares of another Fund with no contingent deferred sales charge. You may exchange your shares by writing to us at The Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan St., Milwaukee, WI 53202. If you have authorized telephone redemption on your account application, you may also exchange your shares by calling us at 800.823.7386. YOU MAY NOT MAKE MORE THAN FOUR EXCHANGES FROM ANY FUND DURING ANY CALENDAR YEAR. AN EXCHANGE TRANSACTION IS CONSIDERED A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEE -- an authentication of a signature in the form of a stamp or seal by a bank, stock exchange member or other acceptable guarantor (not a Notary Public).
--------------------------------------------------------------------------------

WHERE CAN I HAVE MY SIGNATURE GUARANTEED?
As discussed above, with certain written requests to sell shares, each person signing must have their signature guaranteed. You can obtain a signature guarantee from most brokerage houses, including CFS, and financial institutions.

WHAT IS THE MINIMUM AMOUNT I CAN INVEST IN THE FUNDS?
The minimum initial investment for each of Class A, Class B, and Class C shares of each Fund other than the Market Neutral Fund is $500. The minimum initial investment for each of Class A, Class B, Class C Shares of the Market Neutral Fund is $10,000. Additional minimum investments in any Fund can be made for $50 or more.

TRANSACTION RESTRICTIONS
We reserve the right to reject any order for the purchase of shares in whole or in part, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. Since frequent trading and short-term market timing potentially can harm a Fund's portfolio management, you may not make more than four exchanges from a Fund during any calendar year. If you exceed this limit, or if a Fund or the distributor determines, in its sole discretion, that there appears to be a pattern of market timing or other frequent purchases or sales, it reserves the right to reject any exchange, purchase or redemption order. Although each Fund will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

BROKER TRANSACTIONS
If you buy and sell shares of a Fund through a member of the National Association of Securities Dealers, Inc. other than CFS, the Funds' distributor, that member may charge a fee for that service. Please read this prospectus along with any material describing fees and services that the member firm may charge.

REDEMPTION-IN-KIND
The Funds reserve the right to honor any request for sales or repurchase by paying you with readily marketable securities, either in whole or in part. This is considered a "redemption-in-kind". The Fund will choose these securities and value them in the same way as they are valued

                       Strategies for Serious Money (TM)                      69

                                   FUND FACTS

for purposes of computing the Fund's net asset value. You may incur transaction expenses if you convert these securities to cash.

PROSPECTUSES AND SHAREHOLDER REPORTS
We reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.823.7386 or write to us at The Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 to request individual copies of these documents. We will begin sending you individual copies within thirty days of your request.

DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------
DIVIDENDS -- income paid to shareholders as cash or reinvested in additional Fund shares as they are paid.
--------------------------------------------------------------------------------


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
You may receive two kinds of distributions from a Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional shares of the Fund of the same class you already own. These shares are valued at the next net asset value per share that is computed after the dividend or distribution date. There is no sales charge applied. The Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Global Convertible Fund, High Yield Fund, and Convertible Technology Fund each declares and pays dividends from net investment income quarterly; the Growth Fund and the Mid Cap Value Fund declare dividends annually. Net realized long-term capital gains, if any, are paid to shareholders by each Fund at least annually.

--------------------------------------------------------------------------------
DISTRIBUTIONS -- payment of a dividend or capital gain to shareholders as cash or reinvested in the Fund as they are paid.
--------------------------------------------------------------------------------

       If two consecutive dividend checks from a Fund are returned undeliverable, those dividends will be invested in additional shares of that Fund at the current net asset value and the account will be designated as a dividend reinvestment account.

TAXES
You may realize a capital gain or capital loss when you sell (redeem) shares. The federal tax treatment will depend, of course, on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state and locality.
       The dividends and distributions paid by a Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.
       You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Annually, we will advise you of the source of your distributions for tax purposes.


 70                    Strategies for Serious Money (TM)

                                   FUND FACTS

       A Fund may be required to withhold federal income tax ("backup withholding") from payments to you if:
       - you fail to furnish your properly certified Social Security or other tax identification number;
       - you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or
       - the Internal Revenue Service ("IRS") informs the Fund that your tax identification number is incorrect.
       These certifications are contained in the application that you should complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.


                       Strategies for Serious Money (TM)                      71

                              FINANCIAL HIGHLIGHTS

       The tables below are intended to help you understand the Funds' financial performance for the period shown below for Class A, Class B, and Class C shares. No information has been presented for Mid Cap Value Fund because it has not commenced operations as of the date of this prospectus. Certain information reflects financial results for a single Fund share. The Total Return figures show what an investor in a Fund would have earned (or lost) if all distributions had been reinvested. This information, except for the six months ended September 30, 2001, has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.

CONVERTIBLE FUND

                                                        Class A Shares                                      Class B Shares
                             --------------------------------------------------------------------    ----------------------------
                             Six Months                                                              Six Months      Sept. 11,
                                Ended                                                                   Ended           2000
                              Sept. 30,                     Year Ended March 31,                      Sept. 30,       through
                                2001        -----------------------------------------------------       2001         March 31,
                             (unaudited)      2001        2000       1999       1998       1997      (unaudited)        2001
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning
 of period                    $  19.14      $  22.74    $  17.14    $ 17.43    $ 14.68    $ 14.49      $ 21.35        $ 23.03
 Income from investment
 operations:
   Net investment income           .35           .51         .43        .41        .49        .36          .19            .15
   Net realized and
   unrealized gain (loss)
   on investments                (1.35)        (1.14)       5.98        .09       3.92       1.39        (1.39)         (1.56)
                              --------      --------    --------    -------    -------    -------      -------        -------
   Total from investment
   operations                    (1.00)         (.63)       6.41        .50       4.41       1.75        (1.20)         (1.41)
---------------------------------------------------------------------------------------------------------------------------------
 Capital contribution from
 Advisor                            --           .03          --         --         --         --           --           2.61
 Less distributions:
   Dividends from net
   investment income              (.25)         (.56)       (.44)      (.41)      (.61)      (.45)        (.18)          (.17)
   Dividends from net
   realized gains                   --         (2.41)       (.37)      (.38)      (.95)     (1.11)          --           (.10)
   Distributions paid from
   capital                          --            --          --         --       (.10)        --           --             --
   Distributions from
   capital contribution             --          (.03)         --         --         --         --           --          (2.61)
                              --------      --------    --------    -------    -------    -------      -------        -------
   Total distributions            (.25)        (3.00)       (.81)      (.79)     (1.66)     (1.56)        (.18)         (2.88)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                       $  17.89      $  19.14    $  22.74    $ 17.14    $ 17.43    $ 14.68      $ 19.97        $ 21.35
---------------------------------------------------------------------------------------------------------------------------------
 Total return(a)(b)               (5.2)%        (3.2)%      38.1%       3.2%      31.4%      12.9%        (5.6)%          5.3%
---------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental
 data:
   Net assets, end of
   period (000)               $186,279      $142,293    $100,589    $67,456    $62,157    $35,950      $41,660        $13,628
   Ratio of expenses to
   average net assets(c)           1.3%*         1.2%        1.4%       1.4%       1.4%       1.5%         2.0%*          1.9%*
   Ratio of net investment
   income to average net
   assets                          2.8%*         2.5%        2.3%       2.6%       3.3%       2.8%         2.1%*          1.8%*
---------------------------------------------------------------------------------------------------------------------------------


 72                    Strategies for Serious Money (TM)

                              FINANCIAL HIGHLIGHTS

CONVERTIBLE FUND

                                                            Class C Shares
                               -------------------------------------------------------------------------
                               Six Months
                                  Ended                                                     July 5, 1996
                                Sept. 30,               Year Ended March 31,                  through
                                  2001        ----------------------------------------       March 31,
                               (unaudited)     2001       2000       1999       1998            1997
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning
 of period                      $  19.23      $ 22.62    $ 17.07    $ 17.38    $ 14.63         $13.87
 Income from investment
 operations:
  Net investment income              .29          .34        .35        .31        .40            .30
  Net realized and unrealized
  gain (loss) on investments       (1.36)       (1.12)      5.93        .11       3.92           1.21
                                --------      -------    -------    -------    -------         ------
  Total from investment
  operations                       (1.07)        (.78)      6.28        .42       4.32           1.51
--------------------------------------------------------------------------------------------------------
 Capital contribution from
 Advisor                              --          .18         --         --         --             --
 Less distributions:
  Dividends from net
  investment income                 (.17)        (.34)      (.36)      (.35)      (.52)          (.25)
  Dividends from net realized
  gains                               --        (2.27)      (.37)      (.38)      (.95)          (.50)
  Distributions paid from
  capital                             --           --         --         --       (.10)            --
  Distributions from capital
  contribution                        --         (.18)        --         --         --             --
                                --------      -------    -------    -------    -------         ------
  Total distributions               (.17)       (2.79)      (.73)      (.73)     (1.57)          (.75)
--------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                         $  17.99      $ 19.23    $ 22.62    $ 17.07    $ 17.38         $14.63
--------------------------------------------------------------------------------------------------------
 Total return(a)(b)                 (5.6)%       (3.1)%     37.4%       2.7%      30.8%          11.1%
--------------------------------------------------------------------------------------------------------
 Ratios and supplemental
 data:
  Net assets, end of period
  (000)                         $143,374      $97,784    $58,679    $30,843    $14,358         $3,094
  Ratio of expenses to
  average net assets(c)              2.0%*        1.9%       1.9%       1.9%       2.0%           2.0%*
  Ratio of net investment
  income to average net
  assets                             2.1%*        1.8%       1.8%       2.1%       3.0%           2.7%*
--------------------------------------------------------------------------------------------------------
                               Six Months
                                  Ended
                                Sept. 30,                        Year Ended March 31,
                                  2001        ----------------------------------------------------------
                               (unaudited)     2001       2000       1999       1998            1997
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate            32.7%*       92.6%      90.9%      78.2%      76.0%          52.3%
--------------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(b)In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -3.4%, -6.2%, and -4.0% for Class A, B and C shares, respectively.

(c)After the reimbursement of expenses associated with additional distributions in 2001 equivalent to .01%, .76% and .11% of average net assets for Class A, Class B and Class C shares, respectively.

*  Annualized.

                       Strategies for Serious Money (TM)                      73

                              FINANCIAL HIGHLIGHTS

CONVERTIBLE GROWTH AND INCOME FUND

                                                Class A Shares                                    Class B Shares
                       -----------------------------------------------------------------    ---------------------------
                       Six Months                                                           Six Months       Sept 11,
                          Ended                                                                Ended           2000
                        Sept. 30,                    Year Ended March 31,                    Sept. 30,       through
                          2001        --------------------------------------------------       2001         March 31,
                       (unaudited)     2001       2000       1999       1998       1997     (unaudited)        2001
-----------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period    $  23.26      $ 28.29    $ 18.22    $ 18.59    $ 15.52    $15.62      $ 25.57         $28.43
 Income from
 investment
 operations:
   Net investment
   income                    .27          .61        .40        .39        .34       .34          .16            .13
   Net realized and
   unrealized gain
   (loss) on
   investments             (1.00)       (2.29)     10.34        .79       5.14      1.52        (1.06)         (2.77)
                        --------      -------    -------    -------    -------    ------      -------         ------
   Total from
   investment
   operations               (.73)       (1.68)     10.74       1.18       5.48      1.86         (.90)         (2.64)
-----------------------------------------------------------------------------------------------------------------------
 Capital contribution
 from Advisor                 --           --         --         --         --        --                        2.91
 Less distributions:
   Dividends from net
   investment income        (.26)        (.62)      (.39)      (.39)      (.41)     (.28)        (.18)          (.12)
   Dividends from net
   realized gains             --        (2.73)      (.28)     (1.16)     (2.00)    (1.68)          --           (.10)
   Distributions from
   capital
   contribution               --           --         --         --         --        --           --          (2.91)
                        --------      -------    -------    -------    -------    ------      -------         ------
   Total
   distributions            (.26)       (3.35)      (.67)     (1.55)     (2.41)    (1.96)        (.18)         (3.13)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end
 of period              $  22.27      $ 23.26    $ 28.29    $ 18.22    $ 18.59    $15.52      $ 24.49         $25.57
-----------------------------------------------------------------------------------------------------------------------
 Total return(a)(c)         (3.2)%       (6.8)%     59.8%       6.9%      37.8%     12.9%        (3.5)%          1.0%
-----------------------------------------------------------------------------------------------------------------------
 Ratios and
 supplemental data:
   Net assets, end of
   period (000)         $117,398      $82,362    $45,440    $18,981    $13,119    $8,408      $24,175         $5,923
   Ratio of expenses
   to average net
   assets(b)(d)              1.3%*        1.4%       1.7%       2.0%       2.0%      2.0%         2.1%*          2.1%*
   Ratio of net
   investment income
   to average net
   assets(b)                 2.5%*        2.6%       1.8%       2.3%       2.0%      2.4%         1.7%*          1.8%*
-----------------------------------------------------------------------------------------------------------------------


 74                    Strategies for Serious Money (TM)

                              FINANCIAL HIGHLIGHTS

CONVERTIBLE GROWTH AND INCOME FUND

                                                             Class C Shares
                                ------------------------------------------------------------------------
                                Six Months
                                   Ended                                                  August 5, 1996
                                 Sept. 30,             Year Ended March 31,                  through
                                   2001        -------------------------------------        March 31,
                                (unaudited)     2001       2000      1999      1998            1997
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                           $ 23.47      $ 27.99    $18.07    $18.48    $15.50          $14.52
 Income from investment
 operations:
  Net investment income               .16          .37       .33       .28       .26             .26
  Net realized and unrealized
  gain (loss) on investments         (.98)       (2.25)    10.18       .82      5.11            1.30
                                  -------      -------    ------    ------    ------          ------
  Total from investment
  operations                         (.82)       (1.88)    10.51      1.10      5.37            1.56
--------------------------------------------------------------------------------------------------------
 Capital contribution from
 Advisor                               --          .42        --        --        --              --
 Less distributions:
  Dividends from net
  investment income                  (.16)        (.35)     (.31)     (.34)     (.39)           (.25)
  Dividends from net realized
  gains                                --        (2.29)     (.28)    (1.17)    (2.00)           (.33)
  Distributions from capital
  contribution                         --         (.42)       --        --        --              --
                                  -------      -------    ------    ------    ------          ------
  Total distributions                (.16)       (3.06)     (.59)    (1.51)    (2.39)           (.58)
--------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                           $ 22.49      $ 23.47    $27.99    $18.07    $18.48          $15.50
--------------------------------------------------------------------------------------------------------
 Total return(a)(c)                  (3.5)%       (5.8)%    58.9%      6.5%     37.1%           10.8%
--------------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
  Net assets, end of period
  (000)                           $45,687      $24,311    $7,302    $2,676    $1,379          $  330
  Ratio of expenses to average
  net assets(b)(d)                    2.1%*        2.1%      2.2%      2.4%      2.5%            2.5%*
  Ratio of net investment
  income to average net
  assets(b)                           1.7%*        1.8%      1.3%      1.9%      1.5%            2.4%*
--------------------------------------------------------------------------------------------------------
                                Six Months
                                   Ended
                                 Sept. 30,                       Year Ended March 31,
                                   2001        ---------------------------------------------------------
                                (unaudited)     2001       2000      1999      1998            1997
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate             58.8%*       81.6%    116.5%     87.5%    115.5%           91.5%
--------------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b)After the reimbursement and waiver of normal operating expenses by CAM equivalent to 0.0%, 0.0%, 0.0%, 0.0% and 0.1%, of average net assets, respectively for A Shares, and 0.0%. 0.0%, 0.0%, 0.0% and 0.6%* of average net assets, respectively for C Shares.

(c)In 2001 the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -6.8%, -9.3% and -7.5% for Class A, B and C Shares, respectively.

(d)After the reimbursement of expenses associated with additional distributions in 2001 equivalent to .20% and .21% of average net assets for Class B and Class C Shares, respectively.

*  Annualized.

                       Strategies for Serious Money (TM)                      75

                              FINANCIAL HIGHLIGHTS

MARKET NEUTRAL FUND

                                                               Class A Shares
                                       ---------------------------------------------------------------
                                       Six Months
                                          Ended
                                        Sept. 30,                   Year Ended March 31,
                                          2001        ------------------------------------------------
                                       (unaudited)     2001       2000       1999      1998      1997
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period   $  13.34      $ 13.00    $ 11.72    $11.91    $10.81    $11.07
 Income from investment operations:
  Net investment income                      .19          .51        .41       .32       .50       .50
  Net realized and unrealized gain
  (loss) on investments                      .10          .58       1.54       .67      1.19       .29
                                        --------      -------    -------    ------    ------    ------
  Total from investment operations           .29         1.09       1.95       .99      1.69       .79
------------------------------------------------------------------------------------------------------
 Capital contribution from Advisor            --          .01         --        --        --        --
 Less distributions:
  Dividends from net investment
  income                                    (.19)        (.51)      (.41)     (.32)     (.55)     (.68)
  Dividends from net realized gains           --         (.24)      (.26)     (.86)     (.04)     (.37)
  Distributions from capital
  contribution                                --         (.01)        --        --        --        --
                                        --------      -------    -------    ------    ------    ------
  Total distributions                       (.19)        (.76)      (.67)    (1.18)     (.59)    (1.05)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period         $  13.44      $ 13.34    $ 13.00    $11.72    $11.91    $10.81
------------------------------------------------------------------------------------------------------
 Total return(a)(d)                          2.2%         8.6%      17.1%      8.7%     15.7%      7.4%
------------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
  Net assets, end of period (000)       $187,453      $73,817    $14,224    $2,089    $1,123    $1,317
  Ratio of expenses to average net
  assets(b)(c)                               1.3%*        1.5%       2.0%      2.1%      2.1%      2.1%
  Ratio of net investment income to
  average net assets(b)                      3.6%*        5.0%       3.9%      3.1%      3.9%      4.3%
------------------------------------------------------------------------------------------------------


 76                    Strategies for Serious Money (TM)

                              FINANCIAL HIGHLIGHTS

MARKET NEUTRAL FUND

                                      Class B Shares                                Class C Shares
                             --------------------------------    -----------------------------------------------------
                               Six Months        Sept. 11,         Six Months
                                 Ended              2000             Ended                           February 16, 2000
                             Sept. 30, 2001       through        Sept. 30, 2001      Year Ended           through
                              (unaudited)      March 31, 2001     (unaudited)      March 31, 2001     March 31, 2000
----------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period            $ 13.78            $13.63           $ 13.50           $ 13.01             $12.82
 Income from investment
 operations:
   Net investment income            .15               .14               .12               .46                .04
   Net realized and
   unrealized gain (loss)
   on investments                   .10               .16               .12               .54                .22
                                -------            ------           -------           -------             ------
   Total from investment
   operations                       .25               .30               .24              1.00                .26
----------------------------------------------------------------------------------------------------------------------
 Capital contribution
 from Advisor                        --               .51                --               .18                 --
 Less distributions:
   Dividends from net
   investment income               (.16)             (.14)             (.15)             (.37)              (.07)
   Dividends from net
   realized gains                    --              (.01)               --              (.14)                --
   Distributions from
   capital contribution              --              (.51)               --              (.18)                --
                                -------            ------           -------           -------             ------
   Total distributions             (.16)             (.66)             (.15)             (.69)              (.07)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                         $ 13.87            $13.78           $ 13.59           $ 13.50             $13.01
----------------------------------------------------------------------------------------------------------------------
 Total return(a)(d)                 1.8%              6.0%              1.8%              9.3%               2.0%
----------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental
 data:
   Net assets, end of
   period (000)                 $19,312            $2,108           $81,068           $13,438             $  207
   Ratio of expenses to
   average net
   assets(b)(c)(e)                  2.1%*             2.3%*             2.1%*             2.3%               2.5%*
   Ratio of net
   investment income to
   average net assets(b)            2.8%*             4.3%*             2.8%*             4.3%               3.2%*
----------------------------------------------------------------------------------------------------------------------

                            Six Months
                              Ended                Year Ended March 31,
                          Sept. 30, 2001   -------------------------------------
                           (unaudited)     2001    2000    1999    1998    1997
-------------------------------------------------------------------------------------
 Portfolio turnover rate      391.4%*      264.9%  266.0%  192.9%  398.2%  152.5%
-------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b)After the reimbursement and waiver of normal operating expenses by CAM equivalent to 0.0%, 2.9%, 4.3%, 4.1% and 3.0% of average net assets, respectively for Class A and 0.0% and 1.5% of average net assets, respectively for Class C.

(c)Includes 0.1%, 0.1%, 0.1%, 0.1% and 0.1%, respectively, related to dividend expense on short positions.

(d)In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been 8.6%, 2.2% and 7.8% for Class A, B and C Shares, respectively.

(e)After the reimbursement of expenses associated with additional distribution in 2001 equivalent to .02% of average net assets for Class C.

*  Annualized.

                       Strategies for Serious Money (TM)                      77

                              FINANCIAL HIGHLIGHTS

GROWTH FUND

                                                 Class A Shares                                     Class B Shares
                       ------------------------------------------------------------------    -----------------------------
                       Six Months                                                            Six Months       Sept. 11,
                          Ended                                                                 Ended            2000
                        Sept. 30,                    Year Ended March 31,                     Sept. 30,        through
                          2001        ---------------------------------------------------       2001          March 31,
                       (unaudited)      2001       2000       1999       1998       1997     (unaudited)         2001
--------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period    $  37.04      $  48.17    $ 23.51    $ 20.06    $ 17.04    $15.74      $ 39.45          $50.67
 Income from
 investment
 operations:
   Net investment
   income (loss)             .03          (.27)**    (.56)      (.30)      (.01)     (.09)        (.11)           (.31)**
   Net realized and
   unrealized gain
   (loss) on
   investments             (3.73)        (5.87)     28.35       3.75       8.53      3.14        (3.96)         (10.02)
                        --------      --------    -------    -------    -------    ------      -------          ------
   Total from
   investment
   operations              (3.70)        (6.14)     27.79       3.45       8.52      3.05        (4.07)         (10.33)
--------------------------------------------------------------------------------------------------------------------------
 Capital contribution
 from Advisor                 --            --         --         --         --        --           --            3.77
 Less distributions:
   Dividends from net
   investment income          --            --         --         --         --        --           --              --
   Dividends from net
   realized gains             --         (4.99)     (3.13)        --      (5.32)    (1.75)          --            (.89)
   Distributions from
   paid in capital            --            --         --         --       (.18)       --           --              --
   Distributions from
   capital
   contribution               --            --         --         --         --        --           --           (3.77)
                        --------      --------    -------    -------    -------    ------      -------          ------
   Total
   distributions              --         (4.99)     (3.13)        --      (5.50)    (1.75)          --           (4.66)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end
 of period              $  33.34      $  37.04    $ 48.17    $ 23.51    $ 20.06    $17.04      $ 35.38          $39.45
--------------------------------------------------------------------------------------------------------------------------
 Total return(a)(c)        (10.0)%       (14.2)%    123.4%      17.2%      54.0%     19.1%       (10.3)%         (13.0)%
--------------------------------------------------------------------------------------------------------------------------
 Ratios and
 supplemental data:
   Net assets, end of
   period (000)         $358,011      $140,353    $40,102    $13,553    $10,374    $6,635      $47,322          $7,158
   Ratio of expenses
   to average net
   assets(b)(d)              1.5%*         1.5%       2.0%       2.0%       2.0%      2.0%         2.3%*           2.2%*
   Ratio of net
   investment income
   to average net
   assets(b)                (0.9)%*       (0.7)%     (1.7)%     (1.6)%     (1.5)%    (1.3)%       (1.7)%*         (1.4)%*
--------------------------------------------------------------------------------------------------------------------------


 78                    Strategies for Serious Money (TM)

                              FINANCIAL HIGHLIGHTS

GROWTH FUND

                                                                    Class C Shares
                                           -----------------------------------------------------------------
                                           Six Months                                              Sept. 3,
                                              Ended                                                  1996
                                            Sept. 30,             Year Ended March 31,              through
                                              2001        -------------------------------------    March 31,
                                           (unaudited)     2001       2000      1999      1998       1997
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period       $  36.72      $ 47.16    $23.18    $19.85    $16.98     $17.63
 Net income from investment operations:
  Net investment income                        (0.05)       (0.56)**  (1.55)     (.11)     (.13)      (.07)
  Net realized and unrealized gain (loss)
  on investments                               (3.74)       (5.82)    28.66      3.44      8.50       1.07
                                            --------      -------    ------    ------    ------     ------
  Total from investment operations             (3.79)       (6.38)    27.11      3.33      8.37       1.00
------------------------------------------------------------------------------------------------------------
 Capital contribution from Advisor                --          .61        --        --        --         --
 Less distributions:
  Dividends from net investment income            --           --        --        --        --         --
  Dividends from net realized gains               --        (4.06)    (3.13)       --     (5.32)     (1.65)
  Distributions paid from capital                 --           --                  --      (.18)        --
  Distributions from capital contribution         --         (.61)       --        --        --         --
                                            --------      -------    ------    ------    ------     ------
  Total distributions                             --        (4.67)    (3.13)       --     (5.50)     (1.65)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $  32.93      $ 36.72    $47.16    $23.18    $19.85     $16.98
------------------------------------------------------------------------------------------------------------
 Total return(a)(c)                            (10.3)%      (13.4)%   122.2%     16.8%     53.3%       5.4%
------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
  Net assets, end of period (000)           $127,620      $52,463    $6,017    $  308    $   41     $    8
  Ratio of expenses to average net
  assets(b)(d)                                   2.3%*        2.2%      2.5%      2.5%      2.5%       2.5%*
  Ratio of net investment income to
  average net assets(b)                         (1.7)%*      (1.4)%    (2.2)%    (2.1)%    (2.0)%     (1.9)%*
------------------------------------------------------------------------------------------------------------
                                           Six Months
                                              Ended
                                            Sept. 30,                    Year Ended March 31,
                                              2001        --------------------------------------------------
                                           (unaudited)     2001       2000      1999      1998       1997
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                       85.3%*        90.9%    175.3%    184.3%    206.1%     173.9%
------------------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b)After the reimbursement and waiver of normal operating expenses by CAM equivalent to 0.0%, 0.4%, 0.4%, 0.3% and 0.7% of average net assets, respectively for A Shares, 0.0%, 0.5%, 0.5%, 0.4%, and 0.6% * of average net assets, respectively for C Shares.

(c)In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -14.2%, -20.6% and -14.8% for Class A, B and C Shares, respectively.

(d)After the reimbursement of expenses associated with additional distribution in 2001 equivalent to 1.17% and .30% of average net assets for Class B and Class C Shares, respectively.

*  Annualized.

** Net investment income (loss) allocated based on average shares outstanding method.


                       Strategies for Serious Money (TM)                      79

                              FINANCIAL HIGHLIGHTS

GLOBAL CONVERTIBLE FUND

                                                 Class A Shares                               Class B Shares
                          -------------------------------------------------------------   -----------------------
                          Six Months                                          Sept. 9,    Six Months    Sept. 11,
                             Ended                                              1996         Ended        2000
                           Sept. 30,                                           through     Sept. 30      through
                             2001              Year Ended March 31,           March 31,      2001       March 31,
                          (unaudited)    2001      2000      1999     1998      1997      (unaudited)     2001
-----------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period        $  7.12     $  9.24   $  6.61   $ 6.56   $ 5.39    $ 5.00        $7.58       $ 9.11
 Net income from
 investment operations:
   Net investment income        .08         .15       .05      .02      .17       .04          .15          .26
   Net realized and
   unrealized gain
   (loss) on investments       (.52)      (1.12)     2.76      .29     1.42       .36         (.65)       (1.31)
                            -------     -------   -------   ------   ------    ------        -----       ------
   Total from investment
   operations                  (.44)       (.97)     2.81      .31     1.59       .40         (.50)       (1.05)
-----------------------------------------------------------------------------------------------------------------
 Capital contribution
 from Advisor                    --         .01        --       --       --        --           --          .61
 Less distributions:
   Dividends from net
   investment income           (0.8)       (.47)     (.04)    (.13)    (.28)     (.01)        (.06)        (.38)
   Dividends from net
   realized gains                --        (.68)     (.14)    (.13)    (.14)       --           --         (.10)
   Distributions from
   capital contributions         --        (.01)       --       --       --        --           --         (.61)
                            -------     -------   -------   ------   ------    ------        -----       ------
   Total distributions         (.08)      (1.16)     (.18)    (.26)    (.42)     (.01)        (.06)       (1.09)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                     $  6.60     $  7.12   $  9.24   $ 6.61   $ 6.56    $ 5.39        $7.02       $ 7.58
-----------------------------------------------------------------------------------------------------------------
 Total return(a)(c)            (6.3)%     (11.2)%    42.7%     5.1%    30.3%      8.0%        (6.6)%       (4.6)%
-----------------------------------------------------------------------------------------------------------------
 Ratios and supplemental
 data:
   Net assets, end of
   period (000)             $10,417     $11,084   $11,520   $6,447   $5,678    $2,926        $ 337       $   28
   Ratio of expenses to
   average net
   assets(b)(d)                 1.8%*       1.8%      2.0%     2.0%     2.0%      2.0%*        2.5%*        2.5%*
   Ratio of net
   investment income to
   average net assets(b)        2.2%*       1.7%       .5%     1.3%     1.4%      1.8%*        1.5%*        1.0%*
-----------------------------------------------------------------------------------------------------------------


 80                    Strategies for Serious Money (TM)

                              FINANCIAL HIGHLIGHTS

GLOBAL CONVERTIBLE FUND

                                                                 Class C Shares
                                       -------------------------------------------------------------------
                                       Six Months                                             Sept. 24,
                                          Ended                                                  1996
                                        Sept. 30,            Year Ended March 31,              through
                                          2001        ----------------------------------      March 31,
                                       (unaudited)     2001      2000     1999     1998          1997
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period    $ 7.19       $ 9.14    $ 6.57    $6.53    $5.37        $5.00
 Net income from investment
 operations:
  Net investment income                     .13          .11       .02      .01      .15          .03
  Net realized and unrealized gain
  (loss) on investments                    (.61)       (1.14)     2.73      .27     1.41          .35
                                         ------       ------    ------    -----    -----        -----
  Total from investment operations         (.48)       (1.03)     2.75      .28     1.56          .38
----------------------------------------------------------------------------------------------------------
 Capital contribution from Advisor           --          .12        --       --       --           --
  Less distributions:
  Dividends from net investment
  income                                   (.04)        (.36)     (.04)    (.11)    (.26)        (.01)
  Dividends from net realized gains          --         (.56)     (.14)    (.13)    (.14)          --
  Distributions from capital
  contributions                              --         (.12)       --       --       --           --
                                         ------       ------    ------    -----    -----        -----
  Total distributions                      (.04)       (1.04)     (.18)    (.24)    (.40)        (.01)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period          $ 6.67       $ 7.19    $ 9.14    $6.57    $6.53        $5.37
----------------------------------------------------------------------------------------------------------
 Total return(a)(c)                        (6.7)%      (10.4)%    42.0%     4.6%    29.8%         7.6%
----------------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
  Net assets, end of period (000)        $3,219       $2,477    $1,409    $ 729    $ 671        $ 390
  Ratio of expenses to average net
  assets(b)(d)                              2.5%*        2.5%      2.5%     2.5%     2.5%*        2.5%*
  Ratio of net investment income to
  average net assets(b)                     1.5%*        1.0%      0.0%     0.8%      .9%         1.6%*
----------------------------------------------------------------------------------------------------------
                                       Six Months                                              Sept. 9,
                                          Ended                                                  1996
                                        Sept. 30,            Year ended March 31,              through
                                          2001        ----------------------------------      March 31,
                                       (unaudited)     2001      2000     1999     1998          1997
----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                   91.3%*      111.4%     84.6%   106.3%    64.8%       160.4%*
----------------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(b)After the reimbursement and waiver of normal operating expenses by CAM equivalent to 1.1%, 1.2%, 1.2%, 1.0% and 1.8% * of average net assets, respectively, for A shares, 1.1% of average net assets for B shares, 1.1%, 1.5%, 1.5%, 1.2% and 1.8% * of average net assets, respectively, for C shares.

(c)In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -11.3%, -11.7%, -11.9% for Class A, B and C shares, respectively.

(d)After the reimbursement of expenses associated with additional distribution in 2001 equivalent to .99% and .26% of average net assets for Class B and Class C shares, respectively.

*  Annualized.


                       Strategies for Serious Money (TM)                      81

                              FINANCIAL HIGHLIGHTS

HIGH YIELD FUND

                                        Class A                           Class B                     Class C
                         -------------------------------------    ------------------------    ------------------------
                         Six Months                  August 1,    Six Months     Dec. 21,     Six Months     Dec. 21,
                            Ended         Year         1999          Ended         2000          Ended         2000
                          Sept. 30,       Ended       through      Sept. 30,      through      Sept. 30,      through
                            2001        March 31,    March 31,       2001        March 31,       2001        March 31,
                         (unaudited)      2001         2000       (unaudited)      2001       (unaudited)      2001
----------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period       $ 9.55        $ 9.53       $10.00         $9.77         $9.39         $9.74         $9.39
 Net income from
 investment operations:
   Net investment
   income                     .32           .64          .33           .21           .07           .21           .18
   Net realized and
   unrealized gain
   (loss) on
   investments               (.41)          .02         (.48)         (.34)          .38          (.32)          .35
                           ------        ------       ------         -----         -----         -----         -----
   Total from
   investment
   operations                (.09)          .66         (.15)         (.13)          .45          (.11)          .53
----------------------------------------------------------------------------------------------------------------------
 Capital contribution
 from Advisor                  --           .00**         --            --           .23            --           .15
 Less distributions:
   Dividends from net
   investment income         (.29)         (.64)        (.32)         (.27)         (.07)         (.27)         (.18)
   Distributions from
   capital contribution        --          (.00)**        --            --          (.23)           --          (.15)
                           ------        ------       ------         -----         -----         -----         -----
   Total distributions       (.29)         (.64)        (.32)         (.27)         (.30)         (.27)         (.33)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end
 of period                 $ 9.17        $ 9.55       $ 9.53         $9.37         $9.77         $9.36         $9.74
----------------------------------------------------------------------------------------------------------------------
 Total return(a)(c)          (1.0)%         7.1%        (1.5)%        (1.4)%         7.3%         (1.2)%         7.2%
----------------------------------------------------------------------------------------------------------------------
 Ratios and
 supplemental data:
   Net assets, end of
   period (000)            $3,297        $2,243       $  728         $ 876         $  40         $ 684         $  11
   Ratio of expenses to
   average net
   assets(b)(d)               1.8%*         1.8%         2.0%          2.5%*         2.5%*         2.5%*         2.5%*
   Ratio of net
   investment income to
   average net
   assets(b)                  7.1%*         7.6%         5.9%          6.4%*         6.8%*         6.4%*         6.8%*
----------------------------------------------------------------------------------------------------------------------
                         Six Months                  August 1,
                            Ended         Year         1999
                          Sept. 30,       Ended       through
                            2001        March 31,    March 31,
                         (unaudited)      2001         2000
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover
 rate                        13.4%*        19.7%         1.6%*
----------------------------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b)After the reimbursement and waiver of normal operating expenses by CAM equivalent to 10.6% for B Shares, and 10.6% for C Shares, respectively.

(c)In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been 7.1%, 4.8%, and 5.6% for Class A, B, and C Shares, respectively.

(d)After the reimbursement of expenses associated with additional distribution in 2001 equivalent to .03% of average net assets for Class A.

*  Annualized.

** Amounts are less than $0.01 per share.

 82                    Strategies for Serious Money (TM)

                              FINANCIAL HIGHLIGHTS

CONVERTIBLE TECHNOLOGY FUND

                                               Class A                      Class B                      Class C
                                      -------------------------    -------------------------    -------------------------
                                      Six Months     August 24,    Six Months     August 24,    Six Months     August 24,
                                         Ended          2000          Ended          2000          Ended          2000
                                       Sept. 30,      through       Sept. 30,      through       Sept. 30,      through
                                         2001        March 31,        2001        March 31,        2001        March 31,
                                      (unaudited)       2001       (unaudited)       2001       (unaudited)       2001
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                                 $ 7.06         $10.00        $ 7.04         $10.00        $ 7.07         $10.00
 Income from investment operations:
   Net investment income                  0.11           0.12          0.08           0.10          0.08           0.10
   Net realized and unrealized gain
   (loss) on investments                 (0.80)         (2.94)        (0.79)         (2.96)        (0.79)         (2.94)
                                        ------         ------        ------         ------        ------         ------
   Total from investment operations      (0.69)         (2.82)        (0.71)         (2.86)        (0.71)         (2.84)
-------------------------------------------------------------------------------------------------------------------------
 Capital contribution from Advisor          --            .01            --             --            --          .00**
 Less distributions:
   Dividends from net investment
   income                                (0.10)         (0.12)        (0.07)         (0.10)        (0.07)         (0.09)
   Dividends from net realized gains        --             --            --             --            --             --
   Distributions from capital
   contribution                             --           (.01)           --            (--)           --           (.00)**
                                        ------         ------        ------         ------        ------         ------
   Total distributions                   (0.10)         (0.13)        (0.07)         (0.10)        (0.07)         (0.09)
-------------------------------------------------------------------------------------------------------------------------
 Net assets value, end of period        $ 6.27         $ 7.06        $ 6.26         $ 7.04        $ 6.29         $ 7.07
-------------------------------------------------------------------------------------------------------------------------
 Total return(a)(c)                       (9.8)%        (28.3)%       (10.2)%        (28.7)%       (10.2)%        (28.4)%
-------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
   Net assets, end of period (000)      $1,933         $1,610        $  651         $  546        $  662         $  608
   Ratio of expenses to average net
   assets(b)*                             1.8%            1.8%         2.5%            2.5%         2.5%            2.5%
   Ratio of net investment income to
   average net assets(b)*                 3.1%            2.9%         2.4%            2.2%         2.4%            2.2%
-------------------------------------------------------------------------------------------------------------------------
                                      Six Months     August 24,
                                         Ended          2000
                                       Sept. 30,      through
                                         2001        March 31,
                                      (unaudited)       2001
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate*                46.2%           59.7%
-------------------------------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b)After the reimbursement and waiver of normal operating expenses by CAM equivalent to 10.0% * of average net assets for A Shares, 10.0% * of average net assets for B Shares and 10.0%* of the average net assets for C Shares.

(c)In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -28.3%, -28.7%, and -28.4% for Class A, B, and C Shares, respectively.

*  Annualized.

** Amounts are less than $0.01 per share.


                       Strategies for Serious Money (TM)                      83

FOR MORE INFORMATION
If you would like more information about the Funds, the following resources are available upon request, free of charge.

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. The reports contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance for the past six-month and twelve-month periods.

AUTOMATED SHAREHOLDER ASSISTANCE
24 hours
800.823.7386

TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB-SITE
www.calamos.com

STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information (SAI) provides more detailed information about the Funds and, except for the information in the section entitled "Financial Statements," is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting Calamos Asset Management, Inc. at:

Calamos Asset Management, Inc.
1111 E. Warrenville Road
Naperville, Illinois 60563-1463

Telephone: 800.582.6959

You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR database on the Commission's Internet website at http://www.sec.gov, or for a duplicating fee by calling or writing to:

Public Reference Section of the Commission
Washington, D.C. 20549-0102
Telephone: 202.942.8090
E-mail: publicinfo@sec.gov

Investment Company Act file no. 811-5443
1150

STATEMENT OF ADDITIONAL INFORMATION                            January 1, 2002

                           CALAMOS(R) FAMILY OF FUNDS

CONVERTIBLE FUND
CONVERTIBLE GROWTH AND INCOME FUND
MARKET NEUTRAL FUND
GROWTH FUND
GLOBAL CONVERTIBLE FUND
HIGH YIELD FUND
CONVERTIBLE TECHNOLOGY FUND
MID CAP VALUE FUND


1111 East Warrenville Road
Naperville, Illinois  60563-1493
(630) 245-7200
Toll Free:  (800) 8-CFS-FUND (800/823-7386)

         This Statement of Additional Information relates to CALAMOS(R) Convertible Fund, CALAMOS(R) Convertible Growth and Income Fund, CALAMOS(R) Market Neutral Fund, CALAMOS(R) Growth Fund, CALAMOS(R) Global Convertible Fund, CALAMOS(R) High Yield Fund, CALAMOS(R) Convertible Technology Fund and CALAMOS(R) Mid Cap Value Fund (the "Funds"), each of which is a series of Calamos Investment Trust (the "Trust"). It is not a prospectus, but provides information that should be read in conjunction with the Funds' prospectus dated the same date as this Statement of Additional Information and any supplements thereto. The prospectus may be obtained without charge by writing or telephoning the Funds at the address or telephone numbers set forth above. Audited financial statements for the Trust for the fiscal year ended March 31, 2001 are incorporated herein by reference from the Trust's annual report to shareholders.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----
The Trust and the Funds......................................................2
Investment Objectives........................................................2
Investment Practices.........................................................2
Investment Restrictions.....................................................17
Management..................................................................19
Investment Advisory Services................................................21
Distribution Plan...........................................................23
Purchasing And Redeeming Shares.............................................24
Performance Information.....................................................33
Distributor.................................................................37
Portfolio Transactions......................................................38
Taxation....................................................................40
Allocation Among Funds......................................................41
Certain Shareholders........................................................42
Custodian and Transfer Agent................................................51
Independent Auditors........................................................51
General Information.........................................................51
Financial Statements........................................................52
Appendix - Description of Bond Ratings.....................................A-1

                             THE TRUST AND THE FUNDS

         Each Fund is a series of Calamos Investment Trust (the "Trust"), which was organized as a Massachusetts business trust on December 21, 1987. Each Fund, except Convertible Technology Fund, is an open-end, diversified management investment company. Convertible Technology Fund is an open-end, non-diversified management investment company. Prior to June 23, 1997 the name of the trust was CFS Investment Trust. Market Neutral Fund was named "Strategic Income Fund" prior to July 30, 1999. Prior to August 1, 2000, Convertible Growth and Income Fund was named "Growth and Income Fund" and Global Convertible Fund was named "Global Growth and Income Fund."

                              INVESTMENT OBJECTIVES

         Each Fund's investment objective is shown below:

         CONVERTIBLE FUND seeks current income. Growth is a secondary objective that the Fund also considers when consistent with its objective of current income.

         CONVERTIBLE GROWTH AND INCOME FUND seeks high long-term total return through capital appreciation and current income derived from a diversified portfolio of convertible, equity and fixed-income securities.

         MARKET NEUTRAL FUND seeks high current income consistent with stability of principal, primarily through investment in convertible securities and employing short selling to enhance income and hedge against market risk.

         GROWTH FUND seeks long-term capital growth.

         GLOBAL CONVERTIBLE FUND seeks high long-term total return through capital appreciation and current income derived from a globally diversified portfolio of convertible, equity and fixed-income securities.

         HIGH YIELD FUND seeks the highest level of current income obtainable consistent with reasonable risk. As a secondary objective the Fund seeks capital gain where consistent with its primary objective.

         CONVERTIBLE TECHNOLOGY FUND seeks high long-term total return through capital appreciation and current income.

         MID CAP VALUE FUND seeks long-term capital growth.

         The investment objective of each Fund is "fundamental," which means that a Fund's objective cannot be changed without the approval of the holders of a "majority of the outstanding voting securities" of that Fund, as defined in the Investment Company Act of 1940 (the "1940 Act").

                              INVESTMENT PRACTICES

         The prospectus contains information concerning each Fund's investment objective and principal investment strategies and risks. This SAI provides additional information concerning certain securities and strategies used by the Funds and their associated risks.

         In pursuing its investment objective, each Fund will invest as described below and in the prospectus.

CONVERTIBLE SECURITIES

         Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

         The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

         If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

SYNTHETIC CONVERTIBLE SECURITIES

         The investment manager may create a "synthetic" convertible security by combining fixed income securities with the right to acquire equity securities. More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the true convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when management believes that such a combination would better promote the Fund's investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions. For the Convertible Fund, Convertible Growth and Income Fund, Global Convertible Fund, and Convertible Technology Fund, each Fund's holdings of synthetic convertible securities that are created by the investment manager are not considered convertible securities for purposes of each Fund's policy to invest at least 65% of its assets in convertible securities.

         A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the fixed-income component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

         The Funds may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

DEBT SECURITIES

         In pursuing its investment objective, each Fund may invest in convertible and non-convertible debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor Services, Inc.) and securities that are not rated but are considered by the investment manager to be of similar quality. There are no restrictions as to the ratings of debt securities acquired by a Fund or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that no Fund other than the High Yield Fund will acquire a security rated below C.

         Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

         Achievement by each Fund of its investment objective(s) will be more dependent on the investment manager's credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Because the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the investment manager employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

         Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

RULE 144A SECURITIES

         Each Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Funds, under Rule 144A under the Securities Act of 1933. The investment manager, under the supervision of the Trust's board of trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than a specified percentage of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the investment manager will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the investment manager could consider the
(1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of a security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% (or 15% in the case of Global Convertible Fund) of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN SECURITIES

         Global Convertible Fund may invest all of its net assets, and each other Fund may invest up to 25% of its net assets, in securities of foreign issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person, but may include foreign securities in the form of European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. Each Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

         To the extent positions in portfolio securities are denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under "Currency Exchange Transactions.")

         Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

         Although the Funds intend to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

         Each Fund other than Global Convertible Fund expects that substantially all of its investments will be in developed nations. However, each Fund may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

CURRENCY EXCHANGE TRANSACTIONS

         Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

         Forward currency exchange transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. No Fund may engage in "speculative" currency exchange transactions.

         If a Fund enters into a forward contract, the Fund's custodian will segregate liquid assets of the Fund having a value equal to the Fund's commitment under such forward contract. At the maturity of the forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

         If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS

         Each Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

LENDING OF PORTFOLIO SECURITIES

         Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in the investment manager's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which the Fund lends securities.

REPURCHASE AGREEMENTS

         Each Fund may invest in repurchase agreements, provided that Global Convertible Fund may not invest more than 15%, and each other Fund may not invest more than 10%, of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.

OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

         Each Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the Nasdaq National Market System. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

         An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

         If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

         A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH OPTIONS

         There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If the Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, the Fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

         If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might not be able to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         Each Fund may use interest rate futures contracts, index futures contracts and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

         Each Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

         The success of any futures transaction depends on the investment manager correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the investment manager might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

         When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although a Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had

----------------
(1) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES

         There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES

         If other options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Fund's investment objective.

         A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(2) would exceed 5% of the Fund's total assets.

         When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the Fund.

         A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

         In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," a Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%.

TAXATION OF OPTIONS AND FUTURES

         If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

         If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.


----------------
(2) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

         If a Fund writes an equity call option(3) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

         A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

         For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund:
(1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

         If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

         In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

         Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.


----------------
(3) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

WARRANTS

         Each Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to twenty years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

PORTFOLIO TURNOVER

         Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in a Fund would result in increased transaction expense, which must be borne by that Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

SHORT SALES

         Each Fund may attempt to hedge against market risk and to enhance income by selling short "against the box," that is: (1) entering into short sales of securities that it currently has the right to acquire through the conversion or exchange of other securities that it owns, or to a lesser extent, entering into short sales of securities that it currently owns; and (2) entering into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open. Each Fund other than Market Neutral Fund may make short sales of securities only if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

         In addition to selling short against the box, Market Neutral Fund may sell short securities that it currently has the right to acquire upon payment of additional consideration, for instance, upon exercise of a warrant or option. Market Neutral Fund would use this technique to hedge against market risk in connection with a synthetic convertible security in the same way selling short against the box hedges against market risk in connection with a true convertible security.

         In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because the Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

         A short sale works the same way, except that the Fund places in the segregated account cash or U.S. government securities equal in value to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash or U.S. government securities required to be deposited with the broker as collateral. In addition, so long as the short position is open, the Fund must adjust daily the value of the segregated account so that the amount deposited in it, plus any amount deposited with the broker as collateral, will equal the current market value of the security sold short. However, the value of the segregated account may not be reduced below the point at which the segregated account, plus any amount deposited with the broker, is equal to the market value of the securities sold short at the time they were sold short.

         Market Neutral Fund will conduct its short sales so that no more than 10% of the net assets of the Fund, when added together, will be (i) deposited with brokers as collateral, and (ii) allocated to segregated accounts in connection with short sales, at any time.

         Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

         Short sale transactions of a Fund involve certain risks. In particular, the imperfect correlation between the price movements of the convertible securities and the price movements of the underlying common stock being sold short creates the possibility that losses on the short sale hedge position may be greater than gains in the value of the portfolio securities being hedged. In addition, to the extent that a Fund pays a conversion premium for a convertible security, the Fund is generally unable to protect against a loss of such premium pursuant to a short sale hedge. In determining the number of shares to be sold short against a Fund's position in the convertible securities, the anticipated fluctuation in the conversion premiums is considered. A Fund will also incur transaction costs in connection with short sales. Certain provisions of the Internal Revenue Code may limit the degree to which the Fund is able to enter into short sales, which limitations might impair the Fund's ability to achieve its investment objective. See "Taxation."

         In addition to enabling a Fund to hedge against market risk, short sales may afford a Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open.

         The Taxpayer Relief Act of 1997 imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Act), or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales.

"WHEN-ISSUED" AND DELAYED DELIVERY SECURITIES AND REVERSE REPURCHASE AGREEMENTS

         Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Calamos Asset Management, Inc. ("CAM") deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

         Each Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

         At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

ILLIQUID SECURITIES

         Global Convertible Fund may invest up to 15% of its total assets, and each other Fund may invest up to 10% of its total assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933. A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Fund's portfolio, and the Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund's investment in restricted securities. The Funds do not intend to invest in illiquid securities during the next fiscal year, except that the Funds may invest in options traded on the Nasdaq National Market System.

TEMPORARY INVESTMENTS

         Each Fund may make temporary investments without limitation when the investment manager determines that a defensive position is warranted. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and repurchase agreements.

REPURCHASE AGREEMENTS

         As part of its strategy for the temporary investment of cash, each Fund may enter into "repurchase agreements" pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security. Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long term investment. The Funds require continuous maintenance by the custodian for the Fund's account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. Repurchase agreements maturing in more than seven days are considered illiquid securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

NON-DIVERSIFIED FUND

         The Convertible Technology Fund is a non-diversified investment company. As such, the investment manager may establish large individual positions for the Fund, sometimes representing more than 5% of the Fund's total assets. Therefore, the Fund may be subject to greater risk and substantial losses as a result of the performance of a small number of issuers. As a non-diversified fund, Convertible Technology Fund is not limited by the 1940 Act as to the percentage of its assets that it may invest in obligations of a single issuer. However, the Fund will comply with the diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company. Accordingly, the Fund will not: (i) purchase more than 10% of any class of voting securities of any issuer; (ii) with respect to 50% of its total assets, purchase securities of any issuer (other than U.S. Government Securities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer; and (iii) invest more than 25% of its total assets in a single issuer (other than U.S. Government Securities).

                             INVESTMENT RESTRICTIONS

         Convertible Technology Fund has elected to be classified as a non-diversified, open-end management investment company. Each other Fund has elected to be classified as a diversified, open-end management investment company.

         The Funds operate under the following investment restrictions. A Fund may not (except as indicated):

(i) For each Fund other than Convertible Technology Fund, as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities;

(ii) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

(v) make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities;

(vi) invest more than 10% (or 15% in the case of Global Convertible Fund) of the Fund's net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(vii) borrow, except that the Fund may (a) borrow up to 10% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 10% of total assets, and the Fund will not purchase securities when its borrowings exceed 5% of total assets) and (b) enter into transactions in options;

(viii) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(ix) issue any senior security, except that the Market Neutral Fund may sell securities short.

         The above restrictions are fundamental policies and may not be changed with respect to a Fund without the approval of a "majority" of the outstanding shares of that Fund, which for this purpose means the approval of the lesser of
(a) more than 50% of the outstanding voting securities of that Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of that Fund are present or represented at the meeting by proxy.

         In addition to the fundamental restrictions listed above, and as a non-fundamental policy, no Fund may (except as indicated):

         (a) invest in shares of other open-end investment companies, except as permitted by the Investment Company Act of 1940;

         (b) invest in companies for the purpose of exercising control or management;

         (c) purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

         (d) make short sales of securities, except that a Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities and
(ii) Market Neutral Fund may make short
sales of securities other than those described in clause (i), provided that no more than 10% of its net assets would, when added together, be deposited with brokers as collateral or allocated to segregated accounts in connection with short sales other than those described in clause (i);

         (e) invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts and securities guaranteed by a U.S. person), except that Global Convertible Fund may invest all of its assets in securities of foreign issuers.

         (f) [Convertible Technology Fund only] with respect to 50% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer; or

         (g) [Convertible Technology Fund only] invest more than 25% of its total assets in a single issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

         The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval.

         Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition, for each Fund other than Convertible Technology Fund, that such purchase will not result in the Fund's ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

         Set forth below is information about the trustees and officers of the Trust.

Name, Position(s) with Trust and
Age at October 31, 2001                Principal Occupation(s) During Past Five Years
---------------------------------      ----------------------------------------------
John P. Calamos (1)                    President, CAM; President, Calamos Financial Services, Inc. ("CFS"), a broker-dealer and
   Trustee and President, 61           the Funds' distributor.

Nick P. Calamos (1)                    Managing Director and Senior Vice President, CAM and CFS.
   Trustee and Vice President, 40

Richard J. Dowen (2)                   Chair and Professor of Finance, Northern Illinois University.
   Trustee, 57

Joe F. Hanauer (2)                     Director, MAF Bancorp; Director, Homestore.com, Inc.;
   Trustee, 64                         Director, Grubb & Ellis Co.

William A. Kaun (2)                    Principal, W.A. Kaun Co. (investment adviser and publisher).
   Trustee, 73

John E. Neal (2)                       Managing Director, Bank One Capital Markets, 1999-2001;
   Trustee, 51                         President, Kemper Mutual Funds, 1996-1997.

                                       19

Name, Position(s) with Trust and
Age at October 31, 2001                Principal Occupation(s) During Past Five Years
---------------------------------      ----------------------------------------------
Patrick H. Dudasik                     Senior Vice President, Chief Financial Officer and Administrative Officer, and Treasurer
   Vice President, 46                  of CAM, since 2001; Chief Financial Officer, David Gomez and Associates, 1998 -
                                       2001;and Chief Financial Officer, Zurich Kemper Investments, Inc., 1994 - 1998.

Rhowena Blank                          Vice President -Operations, CAM, since 1999; Director of Operations, Christian Brothers
   Treasurer, 33                       Investment Services, 1998 - 1999; Audit Manager, Ernst & Young, LP, 1994 - 1998.

Jeff Lotito                            Operations Manager, CAM, since 2000; Manager - Fund Administration, Van Kampen, 1999-2000;
    Assistant Treasurer, 29            Supervisor - Corporate Accounting, Stein Roe and Farnham, 1998-1999; Supervisor - Financial
                                       Reporting, Scudder Kemper Investments, Inc., 1996-1998.

James S. Hamman, Jr.                   Senior Vice President and General Counsel, CAM, since 1998; Vice President and Associate
   Secretary, 32                       Counsel, Scudder Kemper Investments, Inc., 1996 - 1998.


----------------------
(1) John P. Calamos and Nick P. Calamos are trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") and are members of the executive committee of the board of trustees, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board.
(2) Messrs. Dowen, Hanauer, Kaun, and Neal are members of the audit committee of the board of trustees, which makes recommendations regarding the selection of the Trust's independent auditors and meets with representatives of the independent auditors to determine the scope and review the results of each audit.

The trustees of the Trust are also trustees of Calamos Advisors Trust, an open-end investment company advised by CAM.

         The addresses of the trustees are as follows: Mr. J. Calamos and Mr. N. Calamos, 1111 East Warrenville Road, Naperville, Illinois 60563-1463; Mr. Dowen, Department of Finance, Northern Illinois University, Dekalb, Illinois 60115-2854; Mr. Hanauer, 361 Forest Avenue, Suite 200, Laguna Beach, California 92651; Mr. Kaun, 1750 Grandstand Place, Elgin, Illinois 60123; and Mr. Neal, 309 Sterling Road, Kenilworth, Illinois 60043. The address of the officers of the Trust is 1111 East Warrenville Road, Naperville, Illinois 60563-1463. Nick Calamos is a nephew of John Calamos.

         The following table shows the compensation paid by the Trust to each trustee who was not an "interested person" of the Trust for the fiscal year ended March 31, 2001. The information in the last column is for the 2000 calendar year.

                                                 Aggregate                     Total Compensation
                                               Compensation                       from Calamos
Name of Trustee**                             from the Trust                      Funds Complex
-----------------                             --------------                   ------------------
Richard J. Dowen*                                 $10,446                            $12,000

William A. Kaun*                                  $10,446                            $12,000

----------------------

* Includes deferred fees pursuant to a deferred compensation plan with Calamos Funds. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Calamos Funds selected by the trustee. Total deferred amounts payable from the Trust through the Trust's fiscal year are $13,017 for Mr. Dowen and $13,017 for Mr. Kaun.

** No compensation was paid by the Trust to Messrs. Hanauer and Neal for the fiscal year ended March 31, 2001, because they each were first elected to the board of trustees of the Trust on November 29, 2001.

         Trustees who are "interested" persons of the Trust, as well as officers of the Trust, are compensated by CAM and not by the Trust. The Trust does not provide any pension or retirement benefits to its trustees.

         Employees of CAM and CFS are permitted to make personal securities transactions, including transactions in securities that the Funds may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of CAM and CFS. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of CAM and CFS employees and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                          INVESTMENT ADVISORY SERVICES

         Investment management and administrative services are provided to the Funds by CAM pursuant to an Investment Management Agreement (the "Agreement") dated August 1, 2000. For more information, see the prospectus under "Management of the Funds." Each Fund pays CAM a fee accrued daily and paid monthly. Growth Fund pays a fee at the annual rate of 1% of the first $500 million of the Fund's average net assets, .90% of the next $500 million of average net assets, and
 .80% of average net assets in excess of $1 billion. Global Convertible Fund, Mid Cap Value Fund and Convertible Technology Fund each pays a fee at the annual rate of 1% of average net assets. High Yield Fund pays a fee at the annual rate of .75% of average net assets. Each other Fund pays a fee at the annual rate of
 .75% of the first $500 million of average net assets, .70% of the next $500 million of average net assets, and .65% of average net assets in excess of $1 billion.


         During the periods shown below, each of the Funds, except Mid Cap Value Fund that had not yet commenced operations, paid total advisory fees and was reimbursed by CAM for expenses in excess of applicable expense limitations as follows:


                                         Year Ended          Year Ended        Year Ended
     Description of Fund                   3/31/01            3/31/00           3/31/99
     -------------------                 ----------          ----------        ----------
Convertible Fund                        $ 1,693,196          $ 1,083,224       $ 932,218
      Waiver or reimbursement              (148,156)***              N/A             N/A
                                        -----------          -----------       ---------
      Net fee                           $ 1,545,040          $ 1,083,224       $ 932,218

Convertible Growth and Income Fund          560,086              255,587         140,713
      Waiver or reimbursement               (30,313)***              N/A             N/A
                                        -----------          -----------       ---------
      Net fee                               529,773                  N/A             N/A

Market Neutral Fund
      Advisory fee                          398,078               36,808          11,670
      Waiver or reimbursement                  (681)***          (73,826)         66,727
                                        -----------          -----------       ---------
      Net fee                               397,397              (37,018)        (55,057)

Growth Fund
      Advisory fee                        1,121,470              246,083         126,233
      Waiver or reimbursement              (124,380)***          (87,539)         50,313
                                        -----------          -----------       ---------
      Net fee                               997,090              158,544          75,920

                                         Year Ended          Year Ended        Year Ended
     Description of Fund                   3/31/01            3/31/00           3/31/99
     -------------------                 ----------          ----------        ----------
Global Convertible Fund
      Advisory fee                          149,559               95,492          72,674
      Waiver or reimbursement              (170,187)***         (111,367)        (85,674)
                                        -----------          -----------       ---------
      Net fee                               (20,628)             (15,875)        (13,000)

High Yield Fund*
      Advisory fee                            7,980                3,189             N/A
      Waiver or reimbursement              (115,258)***          (47,409)            N/A
                                        -----------          -----------       ---------
      Net fee                              (107,278)             (44,220)            N/A

Convertible Technology Fund**                15,304                  N/A             N/A
      Waiver or reimbursement              (125,624)                 N/A             N/A
                                        -----------          -----------       ---------
      Net fee                              (110,320)                 N/A             N/A

  *High Yield Fund commenced operations on 8/1/99.
 **Convertible Technology Fund commenced operations on 8/24/00.
***Includes costs (or expenses) associated with additional distributions that were reimbursed by CAM.


         The Agreement continues in effect with respect to each Fund from year to year so long as such continuation is approved at least annually by (1) the board of trustees or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated as to a Fund at any time, without penalty, by either the Trust or CAM upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

         The use of the name "Calamos" in the name of the Trust and in the names of the Funds are pursuant to licenses granted by CAM, and the Trust has agreed to change the names to remove those references if CAM ceases to act as investment adviser to the Funds.

EXPENSES

         Subject to the expense limitations described below, the Funds pay all their own operating expenses that are not specifically assumed by CAM, including
(i) fees of the investment adviser; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, the investment adviser or the distributor; (iv) legal, audit, custodial and transfer agency fees and expenses;
(v) fees and expenses related to the organization of the Funds and registration and qualification of the Funds and their shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (x) distribution expenses pursuant to the Funds' Distribution Plans; and (xi) brokerage commissions and other transaction-related costs.

         CAM has voluntarily undertaken to reimburse each class of shares for any annual operating expenses through August 31, 2002 (August 31, 2003 in the case of Mid Cap Value Fund) in excess of certain limits as described in the prospectus under "-Who Manages the Funds?"

                                DISTRIBUTION PLAN

         The Trust has adopted a plan pursuant to rule 12b-1 under the Investment Company Act of 1940 (the "Plans"), whereby Class A shares, Class B shares and Class C shares of each Fund pay to CFS, service and distribution fees as described in the prospectus.

         The board of trustees of the Trust has determined that a continuous cash flow resulting from the sale of new Class A shares, Class B shares and Class C shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the size of the Funds would be in the best interests of shareholders because increased size would allow the Funds to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. The board of trustees therefore determined that it would benefit each of the Funds to have monies available for the direct distribution and service activities of CFS, as the Funds' distributor, in promoting the continuous sale of the Funds' shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

         The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of each of the Funds. The Plan must be reviewed annually and may be continued from year to year by vote of the board of trustees, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan ("non-interested trustees"), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan and any distribution or service agreement may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to any Fund, by vote of a majority of that Fund's outstanding shares. Any agreement related to the Plan, including any distribution or service agreement, may be terminated in the same manner, except that termination by a majority of the outstanding shares must be on not more than 60 days' written notice to any other party to such agreement. Any distributor, dealer or institution may also terminate its distribution or service agreement at any time upon written notice.

         Neither the Plan nor any distribution or service agreement may be amended to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected Fund, and all such material amendments to the Plan or any distribution or service agreement must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

         CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the Plan should be continued. Payments by a Fund pursuant to the Plan are not intended to finance distribution of shares of the other Funds.

         During the year ended March 31, 2001, each of the Funds, except Mid Cap Value Fund that had not yet commenced operations, made payments to CFS pursuant to the Plan in the following amounts:

                       Convertible                                         Global                    Convertible
   Convertible         Growth and            Market                     Convertible   High Yield     Technology
      Fund             Income Fund        Neutral Fund   Growth Fund       Fund          Fund           Fund
   -----------         -----------        ------------   -----------    -----------   ----------     -----------
   $1,082,184            $275,098           $135,613      $447,052       $50,920        $2,713         $9,182*

-------------------
*For period August 24, 2000 through March 31, 2001.


                         PURCHASING AND REDEEMING SHARES

         Purchases and redemptions are discussed in the Funds' prospectus under the headings "How Can I Buy Shares?" and "How Can I Sell Shares?" All of that information is incorporated herein by reference.

         You may purchase or redeem shares of the Funds through certain investment dealers, banks or other intermediaries ("Intermediaries"). These Intermediaries may charge for their services. Any such charges could constitute a substantial portion of a smaller account, and may not be in your best interest. You may purchase or redeem shares of the Funds directly from or with the Trust without any charges other than those described in the prospectus.

         An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as agent of the Trust. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange (the "NYSE") and transmit those orders separately for execution at the net asset value next determined after that business day.

HOW TO PURCHASE SHARES

         Shares of the Funds are sold through selected broker-dealers and banks that have signed agreements with CFS, or may be purchased by check or wire as described below. The minimum initial investment by a shareholder in each Fund other than the Market Neutral Fund is $500 and $50 thereafter. The minimum initial investment for the Market Neutral Fund is $10,000 and $50 thereafter. Each Fund reserves the right to reject any order for the purchase of its shares in whole or in part, and to suspend the sale of its shares to the public in response to conditions in the securities markets or otherwise. Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates.

OFFERING PRICE

         Class A shares of each Fund are sold to investors at net asset value plus a sales charge, which may be reduced or waived as described below. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares of the same Fund, and a contingent deferred sales charge payable upon certain redemptions. Class C shares of each Fund are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares of the same Fund. When placing an order, you must specify whether the order is for Class A, Class B or Class C shares.

         The differences between Class A shares, Class B shares and Class C shares lie primarily in their initial and contingent deferred sales charge structures and in their asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See also "Expenses" and "How to Redeem

Shares." Each class has distinct advantages and disadvantages for different investors, and you may choose the class that best suits your circumstances and objectives.

                                                               Annual 12b-1 Fees
                                                               (as a % of average
Class                       Sales Charge                       daily net assets)                 Other Information
-----                       ------------                       -----------------                 -----------------
Class A    Maximum initial sales charge of 4.75% of                 .25%             Initial sales charge waived or reduced
           offering price                                                            for certain purchases*


Class B    Maximum contingent deferred sales charge of 5%          1.00%             Shares convert to Class A shares 8 years
           of redemption proceeds; declines to zero after                            after issuance
           6 years

Class C    1% deferred sales charge on shares redeemed             1.00%**           No conversion feature
           within one year

----------------------------------------------------------------------

 *  See the note to the following table.
** The 12b-1 fee of 1% for the first year is advanced to the Selling Dealer by CFS from its own resources at the time of investment. Annual 12b-1 fees are paid quarterly in arrears beginning in the second year. Of this amount, .25% is for administrative services and the balance is for distribution services.

         The sales charges on sales of Class A shares of each Fund (except when waived as described below under "How to Purchase Shares - Sales Charge Waiver") are as follows:


                                                   Sales Charge Paid by Investor on Purchase of Class A Shares
                                        --------------------------------------------------------------------------------
                                             As a % of                 As a % of                  % of Offering Price
                                        Net Amount Invested         Offering Price            Retained by Selling Dealer
                                        -------------------         --------------            --------------------------
Less than $50,000.....................            4.99%                    4.75%                          4.00%
$50,000 but less than $100,000........            4.44                     4.25                           3.50
$100,000 but less than $250,000.......            3.63                     3.50                           2.75
$250,000 but less than $500,000.......            2.56                     2.50                           2.00
$500,000 but less than $1,000,000.....            2.04                     2.00                           1.60
$1,000,000 or more*...................            None                     None                           None

* On an investment of $1 million or more, CFS from its own resources pays the selling dealer a commission of .50% of the amount of the investment. If you purchase such shares without a sales charge (other than by reinvestment of dividends or distributions) and redeem them within two years, a contingent deferred sales charge will be imposed at the rate of 1% on shares redeemed within one year after purchase, and, if you purchased shares after July 31, 2000, .50% on shares redeemed during the second year after purchase, determined on a first-in, first-out basis. However, CFS will waive the contingent deferred sales charge in the event that the selling dealer waives the .50% commission to which the dealer is entitled.

         Each Fund receives the entire net asset value of all of its Class A shares sold. CFS, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, CFS may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.

         CFS compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00% of the amount of Class B shares purchased. CFS is compensated by each Fund for services as distributor and principal underwriter for Class B shares. Class B shares of a Fund will automatically convert to Class A shares of the same Fund eight years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the 12b-1 fee when they have been outstanding long enough for CFS to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

WHICH CLASS OF SHARES SHOULD YOU PURCHASE?

         The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than eight years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within eight years might consider Class C shares. Orders for Class B shares for $500,000 or more, and orders for Class C shares for $1,000,000 or more, will be declined. For more information about the three share classes, consult your financial representative or the call us toll free at
(800) 823-7386. Financial services firms may receive different compensation depending upon which class of shares they sell.

PURCHASES BY WIRE

         You may also purchase shares by wiring funds from your bank. To insure proper credit to your account, please call the Funds at (800) 823-7386 before sending your wire. The wire should be sent to Firstar Bank, N.A.; ABA #075000022; for Firstar Mutual Fund Services, LLC, 615 E. Michigan St., Milwaukee, WI 53202, bank account no. 112-952-137; FBO Calamos [fund name] Fund; [shareholder name and account number]. The applicable offering price for a purchase by wire is the offering price per share next determined after receipt of the wired funds. Receipt of a wire could be delayed by delays on the Federal Reserve wire system. After you have wired funds, you must complete the application form and send it to CFS. A Fund will not honor redemption requests until the completed application has been received, and failure to submit a completed application may result in backup withholding as required by the Internal Revenue Code.

PURCHASES BY MAIL

         You may also purchase shares of a Fund by sending a check payable to the Fund, along with information identifying you and your account number to the Fund's transfer agent: Firstar Mutual Fund Services, LLC, 615 E. Michigan St., Milwaukee, WI 53202. An initial investment made by check must be accompanied by a completed application. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. A check written by a third party will not be accepted. A charge ($25 minimum) may be imposed if any check submitted for investment does not clear. If you purchase shares by check, you will not be able to redeem the shares until the check has been collected, which may take 15 days.

PURCHASES BY TELEPHONE

         You may purchase shares of a Fund by telephone once you have established an account. Complete information regarding the telephone purchase privilege is included in the prospectus under "How Can I buy Shares?"

PURCHASES BY EXCHANGE

         You may purchase shares of a Fund by exchange of shares from another Fund, by exchange of shares of Money Market Portfolio, a portfolio of Cash Account Trust (such shares are referred to as "Cash Account Shares") either by mail or by instructing your broker-dealer or other sales agent, who will communicate your order to the Trust's transfer agent. If you have a brokerage account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") that holds shares of Summit Cash Reserves Fund, a series of Financial Institution Series Trust (such shares are referred to as "Summit Fund Shares"), and the Summit Fund Shares were purchased by exchange from a Fund, you may purchase shares of a Fund through your Merrill Lynch broker by exchange of Summit Fund Shares. See "How to Redeem Shares - Redemption by Exchange." YOU MAY NOT MAKE MORE THAN FOUR EXCHANGES FROM ANY FUND DURING ANY CALENDAR YEAR. No sales charge is imposed on purchases of Class A shares by exchange of Class A shares from another Fund or by exchange of Cash Account Shares or Summit Fund Shares, previously purchased through use of the exchange privilege. Please review the information under "How to Redeem Shares - Redemption by Exchange."

SALES CHARGE WAIVER

         Dividends and distributions paid on shares of a Fund will be reinvested in shares of the same class of that Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Proceeds of shares redeemed by a Fund within the previous 60 days also may be reinvested in shares of the same class of that Fund at net asset value without the payment of any sales charge.

         In addition, the following persons or entities may purchase Class A shares of a Fund at net asset value without payment of any sales charge, upon written assurance that the purchase is made for investment purposes and that the shares will not be sold except through redemption by the Fund: (a) any investor purchasing shares upon the recommendation of an investment consultant to whom the investor pays a fee for services relating to investment selection; (b) any investor purchasing shares through an investment advisory account with CAM or through a brokerage account with CFS over which CFS has investment discretion;
(c) any investor purchasing shares in a non-discretionary, non-advisory, asset-based-fee brokerage account of a broker dealer having a selling group agreement with CFS; (d) any investor purchasing shares by exchange of Cash Account Shares or Summit Fund Shares previously purchased through use of the exchange privilege; (e) any investor purchasing shares through an employee benefit plan, including individual retirement accounts introduced to the Funds through participation in a company-sponsored employee benefit plan; (f) any employee benefit plan purchasing shares through an intermediary that has signed a participation agreement with CFS specifying certain asset minimums and qualifications, and marketing, program and trading restrictions; (g) any insurance company separate account used to fund annuity contracts for employee benefit plans having in the aggregate more than 200 eligible employees or a minimum of $1 million of plan assets invested in the Funds; (h) any employee or registered representative of CFS, one of its affiliates or a broker-dealer with a selling group agreement with CFS; (i) any trustee of the Trust; (j) any member of the immediate family of a person qualifying under (h) or (i), including a spouse, child, stepchild, sibling, parent, stepparent, grandchild and grandparent, in each case including in-law and adoptive relationships; (k) any trust, pension, profit sharing, or other benefit plan in which any person qualifying under (h) is a participant; (l) any 401(k) plan (cash or deferred arrangement intended to qualify under section 401(k) of the Internal Revenue
Code) or other qualified retirement plan to which a person qualifying under (h),
(i) or (j) makes voluntary
contributions and has investment self-direction, provided the purchase is for the account of such person; (m) any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer; and (n) any investor buying shares through a brokerage account with a broker-dealer who has waived the initial sales charge to which the broker-dealer otherwise would be entitled. Please note that, if you purchase or redeem shares through a broker or dealer, the broker or dealer may charge a fee for effecting the transaction.

         Further, no sales charge will be imposed on the sale of Class A shares of a Fund purchased and paid for with the proceeds of shares redeemed in the prior 12 months from a mutual fund on which an initial sales charge or contingent deferred sales charge was paid, provided a waiver of the sales charge is requested when the purchase order for Fund shares is placed, any requested evidence of eligibility for the sales charge waiver is furnished; and any shareholder of Convertible Fund at April 30, 1992, the date on which that Fund became a series of the Trust and sales of Fund shares became subject to a sales charge, may continue to purchase Class A shares of Convertible Fund without a sales charge if the Fund or participating broker is notified at the time of each qualifying purchase.

RIGHTS OF ACCUMULATION

         The sales charges described above also apply on a cumulative basis to Class A shares of the Funds and any other series of the Trust as to which a sales charge applies, and over any period of time. Therefore, the value of all your Class A shares of a Fund and any other series of the Trust with respect to which a sales charge was paid, taken at the current offering price or original cost, whichever is greater, can be combined with a current purchase to determine the applicable offering price of the current purchase. In order to receive the cumulative quantity reduction, you must give CFS or your dealer notification of the prior purchases at the time of the current purchase.

         For purposes of determining which purchases may be combined to determine the sales charge rate, you and your spouse can add together shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children under the age of 21. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

LETTER OF INTENT

         You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a letter of intent. The applicable sales charge then is based upon the indicated amount intended to be invested during a thirteen-month period in shares of the Funds as to which a sales charge would be imposed and any other series of the Trust. You may compute the thirteen-month period starting up to ninety days before the date of execution of the letter of intent. Your initial investment must be at least 5% of the amount your letter of intent indicates you intend to invest. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. During the term of the letter of intent, shares representing 5% of the indicated amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased during the term of the letter of intent, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchase if the total of such purchases had been made at a single time, and CFS reserves the right to redeem shares from your account if necessary to satisfy that obligation. A letter of intent does not obligate you to buy or a Fund to sell the indicated amount of the shares but you should read it carefully before signing. Additional information is contained in the letter of intent included in the application.

HOW TO REDEEM SHARES

         Shares of the Funds will be redeemed at the respective net asset value next determined after receipt of a redemption request in good form on any day the NYSE is open for trading. Requests received after the time for computation of a Fund's net asset value for that day will be processed the next business day.

         If Class C shares, or Class A shares for which the initial purchase price was $1 million or more, on which no initial sales charge was imposed are redeemed within one year after purchase (other than by reinvestment of dividends or distributions), determined on a first-in, first-out basis, a contingent deferred sales charge of 1% of the purchase price will be imposed. A contingent deferred sales charge of .50% of the purchase price will be imposed on the redemption during the second year after purchase of Class A shares, where the initial purchase price was $1 million or more.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

         A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

            Year of Redemption                        Contingent Deferred
              After Purchase                             Sales Charge
         -----------------------                     ---------------------
         First                                                5%
         Second                                               4%
         Third or Fourth                                      3%
         Fifth                                                2%
         Sixth                                                1%

         The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code
Section 72(t)(2)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Calamos IRA accounts).

CONTINGENT DEFERRED SALES CHARGE - GENERAL INFORMATION.

         The following example will illustrate the operation of the contingent deferred sales charge. Assume that you make a single purchase of $10,000 of a Fund's Class B shares and that 18 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $2,000 of share appreciation to a total of $13,000. If you were then to redeem the entire $13,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 or reinvested dividends nor the $2,000 of share appreciation is subject to the charge. The charge would be at the rate of 4% ($400) because it was in the second year after the purchase was made.

         The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in July, 2001 will be eligible for the second year's charge if redeemed on or after July 1, 2002. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. CFS receives any contingent deferred sales charge directly.

REDEMPTION BY MAIL

         A written request for redemption (and an endorsed share certificate, if issued) must be received by the Trust's transfer agent at its address shown under "Purchases by Mail" above to constitute a valid redemption request.

         Your redemption request must:

1. specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.       be signed by all owners exactly as their names appear on the account;
         and

3. include a signature guarantee for each signature on the redemption request by CFS, by a securities firm that is a member of the NYSE, or by a bank, savings bank, credit union, savings and loan association or other entity that is authorized by applicable state law to guarantee signatures.

         In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

REDEMPTION BY WIRE OR TELEPHONE

         Broker-dealers or other sales agents may communicate redemption orders by wire or telephone to the Trust's transfer agent. These firms may charge for their services in connection with your redemption request but the Funds do not impose any such charges. Additionally, if your shares are held for you by the Trust's transfer agent, you may redeem up to $50,000 worth of shares by telephone, as described in the prospectus under "How Can I Sell Shares?"

EXPEDITED REDEMPTION

         Unless share certificates have been issued to you, you may have redemption proceeds of at least $5,000 wired directly to a domestic commercial bank account or brokerage account that you have previously designated. Normally, such payments will be transmitted no later than the second business day following receipt of your redemption request (provided redemptions may be made under the general criteria set forth below). A $15 service charge for payment of redemption proceeds by wire will be deducted from the proceeds.

REDEMPTION BY EXCHANGE

         You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds or Cash Account Shares (or Summit Fund Shares if your Fund shares are held in a brokerage account with Merrill Lynch and Merrill Lynch has commenced offering the exchange program for Summit Fund Shares) if your signed, properly completed application is on file. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. YOU MAY NOT MAKE MORE THAN FOUR EXCHANGES FROM ANY FUND IN ANY CALENDAR YEAR. Before exchanging into Cash Account Shares (or Summit Fund Shares), you should obtain the prospectus relating to those shares from CAM (or from Merrill Lynch, in the case of Summit Fund Shares) and read it carefully. The exchange privilege is not an offering or recommendation of Cash Account Shares or Summit Fund Shares. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased. An exchange may be made by following the redemption procedure described above under "Redemption by Mail" and indicating the fund to be purchased, except that a signature guarantee normally is not required. An exchange may also be made by instructing your broker-dealer or other sales agent, who will communicate your instruction to CAM. No sales charge is imposed on purchases by exchange.

GENERAL

         A check for proceeds of a redemption will not be released until the check used to purchase the shares has been collected, which is usually no more than 15 days after purchase. You may avoid this delay by purchasing shares through a wire transfer of funds. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. Due to the relatively high cost of handling small accounts, each Fund reserves the right upon 30 days' written notice to involuntarily redeem, at net asset value, the shares of any shareholder whose account has a value of less than $500, unless the reduction in value to less than $500 was the result of market fluctuation. PLEASE TELEPHONE THE FUNDS IF YOU HAVE ANY QUESTIONS ABOUT REQUIREMENTS FOR A REDEMPTION BEFORE SUBMITTING A REQUEST. YOU MAY NOT CANCEL OR REVOKE YOUR REDEMPTION REQUEST ONCE YOUR INSTRUCTIONS HAVE BEEN RECEIVED AND ACCEPTED.

SHAREHOLDER ACCOUNTS

         Each shareholder of a Fund receives quarterly account statements showing transactions in shares of the Fund and with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, dividend reinvestment, or change of shareholder address (sent to the former address).

RETIREMENT PLANS

         You may use the Funds as investments for your Individual Retirement Account ("IRA"), profit sharing or pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from CFS and authorized broker-dealers.

SYSTEMATIC WITHDRAWAL PLAN

         You may request that a Fund periodically redeem shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, call (800) 823-7386 and request a Systematic Withdrawal form. Your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are proceeds of redemption and are taxable as such. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following purchase and Class A shares purchased in amounts of $1,000,000 or more) under a systematic withdrawal plan is 10% of the net asset value of the account. Because a sales charge is imposed on purchases of shares of the Funds, you should not purchase shares while participating in the Systematic Withdrawal Plan. You may modify or terminate your Systematic Withdrawal Plan by written notice to the transfer agent at least seven business days prior to the start of the month in which the change is to be effective.

AUTOMATIC BANK DRAFT PLAN

         If you own shares of a Fund, you may purchase additional shares of that Fund through the Automatic Bank Draft Plan. Under the Plan, the Trust will automatically debit your bank checking account on a monthly or semi-monthly basis in an amount ($50 or more) specified by you and invest the specified amount in additional shares of the Fund. To obtain an Automatic Bank Draft Plan form, call (800) 823-7386. The Plan is not available to clients of service organizations that offer similar investment services.

EXCHANGE PRIVILEGE

         You may exchange shares of any Fund for shares of another Fund or for Cash Account Shares (or for Summit Fund Shares if your Fund shares are held in a brokerage account with Merrill Lynch) or exchange Cash Account Shares or Summit Fund Shares for shares of a Fund, without payment of any sales charge as described above under "How to Purchase Shares - Purchase by Exchange" and "How to Redeem Shares - Redemption by Exchange."

NET ASSET VALUE

         In computing the net asset value of each Fund, portfolio securities, including options, that are traded on a national securities exchange and securities reported on the Nasdaq National Market System are valued at the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Each outstanding futures contract is valued at the official settlement price for the contract on the exchange on which the contract is traded, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date ("up or down the limit"), the contract is valued at a fair value as described below. Short-term obligations with maturities of 60 days or less are valued at amortized cost.

         When market quotations are not readily available for a Fund's securities, such securities are valued at a fair value following procedures approved by the board of trustees. These procedures include determining fair value on the basis of valuations furnished by pricing services approved by the board of trustees, which include market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, as well as on the basis of appraisals received from a pricing service using a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

         Each Fund's net asset value is determined only on days on which the NYSE is open for trading. That Exchange is regularly closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

         Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

REDEMPTION IN KIND

         The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

                             PERFORMANCE INFORMATION

TOTAL RETURN

         From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during a period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

         Average Annual Total Return will be computed as follows:

                        n
 ERV      =       P(1+T)

 Where:   P       =        a hypothetical initial investment of $1,000

          T       =        average annual total return

          n       =        number of years

          ERV     =        ending redeemable value of a hypothetical $1,000
                           investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

         Total Return (taking into account the effect of the sales charge) and Average Annual Total Return for each of the Funds, except Mid Cap Value Fund, was as shown below for the following periods ended March 31, 2001.

                                                     Total Return                           Average Annual Total Return
                                                     ------------                           ---------------------------
                                        Class A    Class B     Class C     Class I     Class A     Class B     Class C    Class I
                                        -------    -------     -------     -------     -------     -------     -------    -------
              Fund Description            (%)        (%)         (%)         (%)         (%)         (%)         (%)        (%)
              ----------------            ---        ---         ---         ---         ---         ---         ---        ---
Convertible Fund
--One Year                               -7.81         N/A       -4.20       -3.09       -7.81         N/A       -4.20      -3.09
--Five Years                             94.97         N/A         N/A         N/A       14.28         N/A         N/A        N/A
--Ten Years                             268.92         N/A         N/A         N/A       13.93         N/A         N/A        N/A
--Life of Class (A Shares, 6/21/85;     500.84         .17       98.43       65.71       12.03         N/A       15.56      14.35
  B Shares, 9/11/00; C Shares,
  7/5/96 and I Shares, 6/25/97)

                                                     Total Return                           Average Annual Total Return
                                                     ------------                           ---------------------------
                                        Class A    Class B     Class C     Class I     Class A     Class B     Class C    Class I
                                        -------    -------     -------     -------     -------     -------     -------    -------
              Fund Description            (%)        (%)         (%)         (%)         (%)         (%)         (%)        (%)
              ----------------            ---        ---         ---         ---         ---         ---         ---        ---
Convertible Growth & Income Fund
--One Year                              -11.25         N/A       -6.92       -6.57      -11.25         N/A       -6.92      -6.57
--Five Years                            135.83         N/A         N/A         N/A       18.71         N/A         N/A        N/A
--Ten Years                             376.53         N/A         N/A         N/A       16.88         N/A         N/A        N/A
--Life of Class (A Shares, 9/22/88;     519.59       -4.35      141.75       84.46       15.67         N/A       20.88      18.91
  B Shares, 9/11/00; C Shares,
  8/5/96; and I Shares, 9/18/97)

Market Neutral Fund
--One Year                                3.45         N/A        8.32         N/A        3.45         N/A        8.32        N/A
--Five Years                             63.71         N/A         N/A         N/A       10.35         N/A         N/A        N/A
--Ten Years                             139.28         N/A         N/A         N/A        9.11         N/A         N/A        N/A
--Life of Class (A Shares, 9/4/90;      161.95        1.21       10.55        9.13        9.53         N/A        9.36        N/A
  B Shares, 9/11/00; C Shares,
  2/16/00; and I Shares, 5/20/00)

Growth Fund
--One Year                              -18.26         N/A      -14.39      -11.87      -18.26         N/A      -14.39     -11.87
--Five Years                            292.58         N/A         N/A         N/A       31.44         N/A         N/A        N/A
--Ten Years                             547.34         N/A         N/A         N/A       20.52         N/A         N/A        N/A
--Life of Class (A Shares, 9/4/90;      715.40      -17.81      262.28      147.34       21.94         N/A       32.49      29.21
  B Shares, 9/11/00; C Shares,
  9/3/96; and I Shares, 9/18/97)

Global Convertible Fund
--One Year                              -15.50         N/A      -11.31      -10.92      -15.50         N/A      -11.31     -10.92
--Life of Class (A Shares, 9/9/96;       78.45       -9.48       85.97       48.60       13.55         N/A       14.72      11.86
  B Shares, 9/11/00; C Shares,
  9/24/96; and I Shares, 9/18/97)

High Yield Fund
--One Year                                1.98         N/A         N/A         N/A        1.98         N/A         N/A        N/A
--Life of Class (A Shares, 8/1/99;         .49        2.52        6.43         N/A         .30         N/A         N/A        N/A
  B Shares, 12/21/00; and C Shares,
  12/21/00)

Convertible Technology Fund
--Life of Class (A Shares, 8/24/00;      -31.67     -32.26      -29.13         N/A         N/A         N/A         N/A        N/A
  B Shares, 8/24/00; C Shares,
  8/24/00)

YIELD

         Each Fund other than Growth Fund may also quote yield figures. The yield of a Fund is calculated by dividing its net investment income per share (a hypothetical figure as defined in SEC rules) during a 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. The yield is not based on actual dividends paid.

Yield will be computed as follows:

                       6
YIELD =  2[((a-b/cd)+1) -1]


Where:   a =      dividends and interest earned during the period


         b =      expenses accrued for the period (net of reimbursements)


         c =      the average daily number of shares outstanding during the
                          period that were entitled to receive dividends


         d = the maximum offering price per share on the last day of the period

         The annualized yields of Market Neutral Fund and High Yield Fund for the 30 days ended March 31, 2001 were as follows:

                         Class A        Class B        Class C       Class I
                         -------        -------        -------       -------
Market Neutral Fund         2.52           1.89           1.82          2.76
High Yield Fund             8.64           7.63           7.81          N/A


         The figures quoted assume reinvestment of all dividends and distributions. Quotations of Average Annual Total Return take into account the effect of any sales charge on the amount available for investment or redemption; quotations of Total Return will indicate whether or not the effect of the sales charge is included. Income taxes are not taken into account. The figures will not necessarily be indicative of future performance. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as yield and total return is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

         In advertising and sales literature, the performance of a Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or partnerships managed by CAM, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Funds. Comparison of a Fund to an alternative investment should consider differences in features and expected performance.

         All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds generally believe to be accurate. A Fund may also note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time.

However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines that might mention the Funds include, but are not limited to, the following:

              Barron's                    Money
              Business Week               Mutual Fund Letter
              Changing Times              Mutual Fund Magazine
              Chicago Tribune             Mutual Fund Values (Morningstar)
              Chicago Sun-Times           Newsweek
              Crain's Chicago Business    The New York Times
              Consumer Reports            Pensions and Investments
              Consumer Digest             Personal Investor
              Financial World             Smart Money
              Forbes                      Stanger Reports
              Fortune                     Time
              Investor's Daily            USA Today
              Los Angeles Times           U.S. News and World Report
                                          The Wall Street Journal

         When a newspaper, magazine or other publication mentions a Fund, such mention may include: (i) listings of some or all of the Fund's holdings, (ii) descriptions or characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or CAM's economic and market outlook, generally and for the Fund.

         Various newspapers and publications including those listed above may also make mention of a Fund's portfolio managers. The portfolio managers and other members of CAM's staff may make presentations at conferences or trade shows, appear on television or radio programs, or conduct or participate in telephone conference calls, and a Fund may announce those presentations, appearances or calls to some or all shareholders, or to potential investors in the Fund. Biographical and other information about a Fund's portfolio managers, including information about awards received by a portfolio manager or mentions of a manager in the media, may also be described or quoted in Fund advertisements or sales literature.

         Each Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

         The performance of a Fund may be compared to various indexes or averages, including but not limited to the Credit Suisse First Boston Convertible Index, the DLJ High Yield Index, the Lehman Brothers Government/Corporate Index, 30-day Treasury Bills, the Lipper Balanced Fund Index, the Lipper Convertible Fund Index, the Lipper Growth and Income Index, the Lipper Growth Fund Average, the Lipper Long-Term Income Fund Index, the Merrill Lynch High Yield Master Index, the Morgan Stanley Capital International World Index, the Russell Mid-Cap Value Index, the Standard & Poor's 500 Stock Index, the Standard & Poor's 400 MidCap Index and the Value Line Index. The performance of a Fund may also be compared to the Russell 2000 Index, the Wilshire Small Growth Index, and the Fisher Small-Cap Growth Index, all supplied by the Carmack Group.

         The Lipper averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by Lipper, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Moreover, each Fund may compare its performance or ranking against all funds tracked by Lipper or another independent service.

         The Funds may cite their ratings, recognition, or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating metrics.

         To illustrate the historical returns on various types of financial assets, the Portfolios may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index.

                                   DISTRIBUTOR

         CFS, a broker-dealer whose sole shareholder and principal officer is John P. Calamos, serves as principal underwriter and distributor for the Funds, subject to change by a majority of the "non-interested" trustees at any time. CFS is located at 1111 East Warrenville Road, Naperville, Illinois 60563-1493. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Funds without any charge to the Funds except the fees paid to CFS under the Distribution Plans. CFS is also responsible for all expenses incurred in connection with its performance of services for the Funds, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS receives commissions from sales of shares of the Funds that are not expenses of the Funds but represent sales commissions added to the net asset value of shares purchased from the Funds. See "How to Purchase Shares -- Offering Price" in the prospectus. CFS also receives brokerage commissions for executing portfolio transactions for the Funds. See "Portfolio Transactions." CFS received and retained commissions on the sale of shares of each of the Funds, except Mid Cap Value Fund that had not yet commenced operations, as shown below during the indicated periods:



          Description                      Year Ended 3/31/01         Year Ended 3/31/00        Year Ended 3/31/99
          -----------                      ------------------         ------------------        ------------------
Convertible Fund
       Commissions received                          $851,128                  $284,336                   $231,244
       Commissions retained                           153,087                    50,153                     50,628

Convertible Growth and Income Fund
       Commissions received                           592,317                   151,741                     40,059
       Commissions retained                           107,383                    25,787                     12,310

Market Neutral Fund
       Commissions received                           178,367                    17,345                      3,805
       Commissions retained                            24,846                     2,722                        776


          Description                      Year Ended 3/31/01         Year Ended 3/31/00        Year Ended 3/31/99
          -----------                      ------------------         ------------------        ------------------
Growth Fund
       Commissions received                         1,777,326                    78,358                        972
       Commissions retained                           408,255                    13,555                        492

Global Convertible Fund
       Commissions received                            23,150                    14,090                      1,490
       Commissions retained                             7,199                     2,420                        250

High Yield Fund*
       Commissions received                             9,898                    24,745                        N/A
       Commissions retained                             7,691                     4,928                        N/A

Convertible Technology**
       Commissions received                             9,458                       N/A                        N/A
       Commissions retained                             2,753                       N/A                        N/A

-----------------------------------------------

 * High Yield Fund commenced operations in August 1, 1999.
** Convertible Technology Fund commenced operations on August 24, 2000.

         CFS has the exclusive right to distribute shares of the Funds through affiliated and unaffiliated dealers. The obligation of CFS is an agency or "best efforts" arrangement, which does not obligate CFS to sell any stated number of shares.

         In connection with the exchange privilege, CFS acts as a service organization for the Money Market Portfolio, which is a portfolio of Cash Account Trust. For its services it receives from the portfolios or their affiliates fees at a rate of .60% of the average annual net assets of each account in the portfolio established through the exchange plan.

         CFS from its own resources may pay additional compensation to persons who sell Fund shares or provide subaccounting and shareholder servicing. Such additional compensation may amount to as much as .25% of the offering price, depending on the volume of sales or anticipated volume of sales attributable to the recipient of the commission, and up to .10% of the annual average value of shares held in such accounts.

                             PORTFOLIO TRANSACTIONS

         Portfolio transactions on behalf of the Funds effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         In executing portfolio transactions, CAM uses its best efforts to obtain for the Funds the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, CAM considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.

         The trustees have determined that portfolio transactions for the Funds may be executed through CFS if, in the judgment of CAM, the use of CFS is likely to result in prices and execution at least as favorable to the Funds as those available from other qualified brokers and if, in such transactions, CFS charges the Funds commission rates consistent with those charged by CFS to comparable unaffiliated customers in similar transactions. The board of trustees, including a majority of the trustees who are not "interested" trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to CFS are consistent with the foregoing standard. The Funds will not effect principal transactions with CFS.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable combination of net price and execution available and such other policies as the trustees may determine, CAM may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for that Fund.

         In allocating the Funds' portfolio brokerage transactions to unaffiliated broker-dealers, CAM may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. Although CAM believes these services have substantial value, they are considered supplemental to CAM's own efforts in the performance of its duties under the management agreement. As permitted by Section 28(e) of the Securities Exchange Act of 1934 ("1934 Act"), CAM may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by CAM to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of CAM may indirectly benefit from the availability of these services to CAM, and the Funds may indirectly benefit from services available to CAM as a result of transactions for other clients.

         For the fiscal year ended March 31, 2001, the following table shows for each Fund, except Mid Cap Value Fund, which had not yet commenced operations:
(i) the aggregate principal amount of all portfolio transactions; (ii) the percentage of the aggregate principal amount of all portfolio transactions executed by CFS as agent; (iii) the aggregate principal amount of all transactions executed on an agency basis, as to which the Fund paid brokerage commissions; (iv) the percentage of the aggregate principal amount of such transactions executed through CFS; (v) the aggregate brokerage commissions (excluding the gross underwriting spread on securities purchased in underwritten public offerings) paid to all brokers; (vi) the aggregate brokerage commissions paid to CFS; and (vii) the percentage of aggregate brokerage commissions paid to CFS.


                                     (i)           (ii)       (iii)         (iv)         (v)         (vi)         (vii)
                                     ---           ----       -----         ----         ---         ----         -----

                                                 % of (i)                % of (iii)
                                                 Executed    Amount of    Executed
                                Amount of all    through      Agency       through    Aggregate   Commissions   (vi) as %
      Description               Transactions       CFS     Transactions      CFS     Commissions  Paid to CFS     of (v)
      -----------               -------------    --------  ------------  ----------  -----------  -----------   ---------
Convertible Fund

   Year Ended 3/31/01            $510,488,202    10.5%    $ 78,675,065       68.3 %   $ 143,325    $ 98,234        68.5%
   Year Ended 3/31/00             275,713,318     1.7       37,618,293       35.6        61,062      22,444        36.8
   Year Ended 3/31/99             201,476,441    11.0       49,625,534       45.0        86,962      37,659        43.0

Convertible Growth and
Income Fund

                                     (i)           (ii)       (iii)         (iv)         (v)         (vi)         (vii)
                                     ---           ----       -----         ----         ---         ----         -----

                                                 % of (i)                % of (iii)
                                                 Executed    Amount of    Executed
                                Amount of all    through      Agency       through    Aggregate   Commissions   (vi) as %
      Description               Transactions       CFS     Transactions      CFS     Commissions  Paid to CFS     of (v)
      -----------               -------------    --------  ------------  ----------  -----------  -----------   ---------
   Year Ended 3/31/01             182,464,230     5.5       19,626,356       50.9        34,015      21,687        63.8
   Year Ended 3/31/00              88,653,682     5.2       14,736,948       31.2        25,676       6,554        25.5
   Year Ended 3/31/99              36,459,352    14.0        8,639,122       60.0        14,806       9,124        62.0

Market Neutral Fund
   Year Ended 3/31/01             385,399,304     4.7       88,619,140       20.3       133,549      30,793        23.1
   Year Ended 3/31/00              48,457,692     5.0        8,904,193       27.2        15,866       5,418        34.1
   Year Ended 3/31/99               6,175,200     9.0        2,470,257       22.0         4,758       1,376        29.0

Growth Fund
   Year Ended 3/31/01             333,547,634    48.8      182,190,125       89.3       270,616     249,768        92.3
   Year Ended 3/31/00              91,228,436    38.4       46,647,932       75.1        71,586      53,342        74.5
   Year Ended 3/31/99              44,394,379    36.0       27,299,224       59.0        51,882      26,776        52.0

Global Convertible Fund
   Year Ended 3/31/01              34,699,760     6.5        3,788,094       59.7         4,852       2,203        45.4
   Year Ended 3/31/00              18,301,088     6.3        2,139,082       54.0         3,932       2,014        51.2
   Year Ended 3/31/99              14,539,269    16.0        3,185,748       74.0         5,851       4,160        71.0

High Yield Fund*
   Year Ended 3/31/01               1,824,842     0.0           59,471        0.0           108           0         0.0
   Year Ended 3/31/00                 630,827     2.5           16,063      100.0            30          30       100.0

Convertible Technology Fund**
   Year Ended 3/31/01               4,951,559     6.1          301,476      100.0           831         765        92.1

----------
 *High Yield Fund commenced operations on August 1, 1999.
**Convertible Technology Fund commenced operations on August 24, 2000.

Of the aggregate brokerage commissions paid during the year ended March 31, 2001, Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund and Convertible Technology Fund paid commissions of $8,730, $975, $3,800, $342, $145, $0, and $0, respectively, to brokers who furnished research services.

                                    TAXATION

         The following is only a summary of certain tax considerations affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

         At the time of your purchase, a Fund's net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by that Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as a dividend or capital gain distribution.

         Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect to a Fund of those transactions is a gain, the income dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid will be decreased.

         Income received by a Fund from sources within various foreign countries will be subject to foreign income taxes withheld at the source. Under the Internal Revenue Code, if more than 50% of the value of a Fund's total assets at the close of its taxable year comprises securities issued by foreign corporations, the Fund may file an election with the Internal Revenue Service to "pass through" to its shareholders the amount of foreign income taxes paid by that Fund. Pursuant to that election, shareholders would be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund intends to continue to qualify, and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") so as to be relieved of federal income tax on its net investment income and capital gains that it currently distributes to shareholders.

         The Funds must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities, securities of other regulated investment companies, and other securities such that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold through such other securities more than 10% of the outstanding voting stock of any issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities).

         In order to maintain the qualification of the Fund's status as a regulated investment company, the Trust may, in its business judgment, restrict the Fund's ability to enter into stock index futures contracts or options on such futures contracts or engage in short-term trading and transactions in securities (including stock index futures contracts and options on such futures contracts). For the same reason, the Trust may, in its business judgement, require the Fund to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so.

                             ALLOCATION AMONG FUNDS

         The assets received by the Trust from the sale of shares of each Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to that Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expense in respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable.

Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to that Fund as are declared by the trustees. Upon any liquidation of a Fund, shareholders thereof are entitled to share pro rata in the net assets belonging to that Fund available for distribution.

                              CERTAIN SHAREHOLDERS

         The only persons known to own beneficially (as determined in accordance with rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of any Fund at November 30, 2001 were:

                                                                         Percentage (%) of
                                                         Number of       Outstanding Shares
               Shareholder                                Shares            of the Funds
               -----------                               ---------       ------------------
CONVERTIBLE FUND - CLASS A

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                        2,893,636              26
Attn:  Fund Admin-97HCS
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

Charles Schwab & Co.
Reinvest Account
101 Montgomery St.
San Francisco, CA 94104-4122                                 1,325,899              12
(Owned of Record)

CONVERTIBLE FUND - CLASS B

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers
Attn:  Fund Admin-97HC5
4800 Deer Lake Dr. 2nd Floor                                 1,666,976              65
Jacksonville, FL 32246-6484
(Owned of Record)

CONVERTIBLE FUND - CLASS C

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                        4,863,467              57
Attn:  Fund Admin-97GO9
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

CONVERTIBLE FUND - CLASS I

LaCross and Company
For the Benefit of Its Customers                             1,327,986              72

                                                                         Percentage (%) of
                                                         Number of       Outstanding Shares
               Shareholder                                Shares            of the Funds
               -----------                               ---------       ------------------
311 Main Street
P.O. Box 489
LaCross, WI 54602-0489
(Owned of Record)

Daniel E. Koshland Jr. Tr.
Daniel E. Koshland Jr.
Charitable Remainder Unitrust                                 283,126              15
U/A DTD Jan 21 96
P.O. Box 7310
Menlo Park, CA 94026-7310
(Owned Beneficially)

Wexford Clearing Services Corp. FBO                           149,241               8
John P. Calamos
Nick P. Calamos Co-TTEES
Calamos Financial Ser Inc. Empl
PS Plan*
Naperville, IL 60563-1405
(Owned of Record)


CONVERTIBLE GROWTH AND INCOME FUND - CLASS A

Charles Schwab & Co.
Reinvest Account
101 Montgomery St.                                          1,237,219              19
San Francisco, CA 94104-4122
(Owned of Record)

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                       1,216,796              19
Attn:  Fund Admin-97HC4
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)


CONVERTIBLE GROWTH AND INCOME FUND - CLASS B

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                         628,720              50
Attn:  Fund Admin-97HC5
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

                                                                         Percentage (%) of
                                                         Number of       Outstanding Shares
               Shareholder                                Shares            of the Funds
               -----------                               ---------       ------------------
CONVERTIBLE GROWTH AND INCOME FUND - CLASS C

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                    1,467,251                    56
Attn:  Fund Admin-97KS6
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)


CONVERTIBLE GROWTH AND INCOME FUND - CLASS I

Wexford Clearing Services Corp. FBO                        120,897                   100
John P. Calamos
Nick P. Calamos Co-TTEES
Calamos Financial Ser Inc. Empl
PS Plan*
Naperville, IL 60563-1405
(Owned of Record)


MARKET NEUTRAL FUND - CLASS A

Charles Schwab & Co.
Reinvest Account
101 Montgomery St.                                       6,785,104                    32
San Francisco, CA 94104-4122
(Owned of Record)

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                    2,850,844                    13
Attn:  Fund Admin-97HC6
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)


MARKET NEUTRAL FUND - CLASS B

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                      784,488                    26
Attn:  Fund Admin-97HC5
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

                                                                         Percentage (%) of
                                                         Number of       Outstanding Shares
               Shareholder                                Shares            of the Funds
               -----------                               ---------       ------------------
MARKET NEUTRAL FUND - CLASS C

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                    5,057,368                49
Attn:  Fund Admin-97KS6
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

MARKET NEUTRAL FUND - CLASS I

First Hawaiian Bank Corp. Co. Tr
FBO Hawaii Carpenters Finl.
Security Fund UAD Nov 06 90                                743,423                26
% Marshall & Ilsley Trust Co.
P.O. Box 2977
Milwaukee, WI 53201-2977
(Owned of Record)


First Hawaiian Bank Corporate Tr.
Hotel Union & Hotel Industry of
Hawaii Pension Fund                                        742,320                26
% M & I Trust Co, Attn Brian Mely
1000 N. Water St. FL 14
Milwaukee, WI 53202-6648
(Owned of Record)

US Bank National Association
Minnesota Power & Affiliated
Master Pension Trust                                       384,554                14
180 E. Fifth Street
P.O. Box 64488
St. Paul, MN 55164-0488
(Owned of Record)

Charles Schwab & Co.
Reinvest Account
101 Montgomery St.                                         241,625                 9
San Francisco, CA 94104-4122
(Owned of Record)

GROWTH FUND - CLASS A

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                    2,231,440                17
Attn:  Fund Admin-97HC3
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

Charles Schwab & Co.
Reinvest Account
101 Montgomery St.                                       1,362,985                11
San Francisco, CA 94104-4122
(Owned of Record)

                                                                         Percentage (%) of
                                                         Number of       Outstanding Shares
               Shareholder                                Shares            of the Funds
               -----------                               ---------       ------------------
Prudential Securities Inc.
Special Customer Account
For the Sole Benefit of Its Customers                    1,276,295                  9
Attn:  Mutual Funds
One New York Plaza
New York, NY 10292-0001
(Owned of Record)

GROWTH FUND - CLASS B

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers
Attn:  Fund Admin-97HC5
4800 Deer Lake Dr. 2nd Floor                               446,511                 27
Jacksonville, FL 32246-6484
(Owned of Record)

GROWTH FUND - CLASS C

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                    2,122,494                 46
Attn:  Fund Admin-97B60
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

GROWTH FUND - CLASS I

Bost & Company
AC #10109338004
P.O. Box 534005
Pittsburgh, PA 15253-4005                                  116,937                 65
(Owned of Record)

Wexford Clearing Services Corp. FBO
John P. Calamos
Nick P. Calamos Co-TTEES                                    63,291                 35
Calamos Financial Ser Inc. Empl
PS Plan*
Naperville, IL 60563-1405
(Owned of Record)

                                                                         Percentage (%) of
                                                         Number of       Outstanding Shares
               Shareholder                                Shares            of the Funds
               -----------                               ---------       ------------------
GLOBAL CONVERTIBLE FUND - CLASS B

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                     31,637                   67
Attn:  Fund Admin-97HC5
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

LPL Financial Services
A/C 4547-9577                                              5,072                   10
9785 Towne Centre Drive
San Diego, CA 92121-1968
(Owned of Record)

LPL Financial Services
A/C 2879-1199
9785 Towne Centre Drive                                    3,587                    7
San Diego, CA 92121-1968
(Owned of Record)

Painewebber FBO
Gloria DeSantis                                            3,492                    7
109 Edgar St.
Cartbret, NJ 07008-2748
(Owned of Record)

Painewebber FBO
Lorraine R. Thompson TTEE                                  3,369                    7
FBO Lorraine R. Thompson
Rev. Liv. Tr. UAD 4-15-85
546 Belltower Ave.
Deltona, FL 32725-8061
(Owned Beneficially)


GLOBAL CONVERTIBLE FUND - CLASS C

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                    214,761                   48
Attn:  Fund Admin-97KT3
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

Norwest Bank Minnesota NA
FBO H M Mosher
AC 805980
P.O. Box 1533                                             22,896                    5
Minneapolis, MN 55480
(Owned of Record)

GLOBAL CONVERTIBLE FUND - CLASS I

Wexford Clearing Services Corp. FBO                       88,049                  100
John P. Calamos
Nick P. Calamos Co-TTEES
Calamos Financial Ser Inc. Empl
PS Plan*
Naperville, IL 60563-1405
(Owned of Record)

HIGH YIELD FUND - CLASS A

Wexford Clearing Services Corp. FBO
John P. Calamos                                           49,342                   12
Nick P. Calamos Co-TTEES
Calamos Financial Ser Inc. Empl
PS Plan*
Naperville, IL 60563-1405
(Owned of Record)

                                                                         Percentage (%) of
                                                         Number of       Outstanding Shares
               Shareholder                                Shares            of the Funds
               -----------                               ---------       ------------------

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers
Attn: Fund Admin-9EJB9                                     42,444               10
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)


Wexford Clearing Services Corp.
Wexford Clearing C/F                                       34,273                8
Mr. John H. Olwin
Self SEP DTD 10/13/98
7337 E. Montebello Ave.
Scottsdale, AZ 85250-6023
(Owned of Record)

Wexford Clearing Services Corp.
Wexford Clearing C/F
Paul Naffah MD                                             28,403                7
IRA Rollover DTD 02/23/90
6161 County Line Road
Hinsdale, IL 60521-4868
(Owned of Record)


HIGH YIELD FUND - CLASS B

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                      85,802               70
Attn:  Fund Admin-9EJB9
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)


                                                                         Percentage (%) of
                                                         Number of       Outstanding Shares
               Shareholder                                Shares            of the Funds
               -----------                               ---------       ------------------

HIGH YIELD FUND - CLASS C

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                      84,773               85
Attn:  Fund Admin-9EJB9
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)


CONVERTIBLE TECHNOLOGY FUND - CLASS A

Wexford Clearing Service Corp. FBO
John P. Calamos                                            72,144               26
Nick P. Calamos Co-TTEES
Calamos Financial Ser Inc. Empl
PS Plan*
Naperville, IL 60563-1405
(Owned of Record)

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                      41,971               15
Attn:  Fund Admin-97HC5
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

National Investor Services FBO
417-00346-17                                               29,050               10
55 Water Street, 32nd Floor
New York, NY 10041
(Owned of Record)

                                                                         Percentage (%) of
                                                         Number of       Outstanding Shares
               Shareholder                                Shares            of the Funds
               -----------                               ---------       ------------------
Parish National Bank TR
Vernon B. Marquez
Testamentary Trust                                         15,329                   5
FBO Caryl Broome Marquez
P.O.  Box 1148
Covington, LA 70434-1148
(Owned of Record)

CONVERTIBLE TECHNOLOGY FUND - CLASS B

Wexford Clearing Service Corp. FBO
John P. Calamos                                            71,486                  74
Nick P. Calamos Co-TTEES
Calamos Financial Ser Inc. Empl
PS Plan*
Naperville, IL 60563-1405
(Owned of Record)

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                      27,669                  29
Attn:  Fund Admin-97HC5
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

CONVERTIBLE TECHNOLOGY FUND - CLASS C

Wexford Clearing Services Corp. FBO
John P. Calamos
Nick P. Calamos Co-TTEES
Calamos Financial Ser Inc. Empl                            61,261                  64
PS Plan*
Naperville, IL 60563-1405
(Owned of Record)

Merrill Lynch & Co., Inc.
For the Sole Benefit of Its Customers                      22,642                  24
Attn:  Fund Admin-97HC5
4800 Deer Lake Dr. 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

------------------
* John P. Calamos and Nick P. Calamos are the trustees of the Calamos Financial Services, Inc. 401(k) Profit Sharing Plan and Trust and the Calamos Financial Services, Inc. 401(k) Employee Profit Sharing Plan and Trust. The shares owned beneficially by Mr. John Calamos include the shares owned by the

   Calamos Financial Services, Inc. 401(k) Profit Sharing Plan and Trust and the Calamos Financial Services, Inc. 401(k) Employee Profit Sharing Plan and Trust.

At December 1, 2001 the trustees and officers of the Trust as a group owned beneficially shares of the Funds as follows: 534,062 shares (2.10%) of Convertible Fund; 349,440 shares (3.33%) of Convertible Growth and Income Fund; 36,888 shares (0.10%) of Market Neutral Fund; 305,357 shares (1.46%) of Growth Fund; 43,794 shares (1.96%) of Global Convertible Fund; 138,845 shares (22.47%) of High Yield Fund; and 410,319 shares (77.13%) of Convertible Technology Fund.

                          CUSTODIAN AND TRANSFER AGENT

         The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for the assets of each Fund other than Market Neutral Fund, for whom Prudential Securities, Inc., One New York Plaza, New York, New York 10292, is the custodian. The custodian is responsible for holding all cash and securities of the Funds, directly or through a book entry system, delivering and receiving payment for securities sold by the Funds, receiving and paying for securities purchased by the Funds, collecting income from investments of the Funds and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by a Fund, payment of dividends or payment of expenses of a Fund.

         Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202, serves as transfer agent and dividend paying agent for each Fund.

                              INDEPENDENT AUDITORS

         Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606, audits and reports on the Funds' annual financial statements, reviews certain regulatory reports and the Funds' federal income tax returns, and performs other professional accounting, tax and advisory services when engaged to do so by the Funds

                               GENERAL INFORMATION

SHAREHOLDER INFORMATION

         Each Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). As of March 18, 1996 all shares of each Fund then outstanding were re-designated as Class A shares of that Fund. Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has eight series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.

         Each Fund's shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund's board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.

         Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations. However, the Trust's Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Funds, which are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Fund's assets of all losses and expenses of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.

VOTING RIGHTS

         Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

                              FINANCIAL STATEMENTS

         Audited financial statements for the Trust for the fiscal year ended March 31, 2001 and unaudited financial statements for the Trust for the six months ended September 30, 2001 are incorporated herein by reference from the Calamos Investment Trust's annual report and semi-annual report, respectively, to shareholders.

                      APPENDIX--DESCRIPTION OF BOND RATINGS

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, CAM believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, a division of The McGraw-Hill Companies ("S&P").

MOODY'S RATINGS

         Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

         Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risk appear somewhat larger than in Aaa bonds.

         A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

         Ca--Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.


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S&P RATINGS

         AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

         AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

         A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

         BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

         BB--B--CCC--CC AND C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


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